UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2012 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--10.7%
Amazon.com	55,580a	11,833,538
Autoliv	155,280	8,976,737
Carnival	194,944	6,255,753
CBS, Cl. B	447,840	14,295,053
DIRECTV, Cl. A	274,120a	12,184,634
McDonald's	159,120	14,215,781
News, Cl. A	802,970	15,417,024
PVH	104,530	8,466,930
Target	177,720	10,291,765
		101,937,215
Consumer Staples--10.4%
Coca-Cola Enterprises	372,510	10,191,874
Lorillard	96,090	11,876,724
PepsiCo	363,870	24,688,579
Philip Morris International	268,270	22,671,498
Ralcorp Holdings	149,740a	9,515,977
Unilever, ADR	626,630b	19,788,975
		98,733,627
Energy--11.2%
Anadarko Petroleum	166,810	10,175,410
Apache	170,720	13,893,194
Ensco, Cl. A	257,020	11,542,768
EOG Resources	69,950	6,946,035
Exxon Mobil	303,590	23,871,282
National Oilwell Varco	263,980	17,620,665
Occidental Petroleum	170,610	13,524,255
TransCanada	219,840	8,995,853
		106,569,462
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	36,410b	4,787,551
Financial--15.3%
Alliance Data Systems	139,260a	17,546,760
American Express	286,280	15,983,012
Ameriprise Financial	222,790	10,676,097
Bank of America	771,780	5,672,583
Capital One Financial	167,270	8,592,660
CBRE Group, Cl. A	285,650a	4,698,942
Chubb	136,890	9,865,662
IntercontinentalExchange	74,410a	9,111,504
JPMorgan Chase & Co.	509,466	16,888,798
Moody's	248,700	9,099,933
T. Rowe Price Group	177,870	10,243,533
Wells Fargo & Co.	841,480	26,969,434

		145,348,918
Health Care--13.4%
Allscripts Healthcare Solutions	388,800a	4,206,816
Baxter International	301,590	15,266,486
Cigna	168,880	7,415,521
Covidien	320,270	16,583,581
McKesson	112,310	9,802,417
Merck & Co.	680,570	25,575,821
Pfizer	1,160,580	25,381,885
St. Jude Medical	282,260	10,844,429
Zimmer Holdings	202,630	12,289,509
		127,366,465
Industrial--10.8%
Caterpillar	138,050	12,095,941
Cooper Industries	234,760	16,550,580
Cummins	99,780	9,673,671
Danaher	164,960	8,572,971
Eaton	128,530	5,483,090
FedEx	130,530	11,635,444
General Electric	1,191,806	22,751,576
Robert Half International	267,970	7,615,707
Tyco International	151,310	8,043,640
		102,422,620
Information Technology--20.3%
Apple	109,670a	63,359,649
Cognizant Technology Solutions,
Cl. A	166,340a	9,689,305
Electronic Arts	427,550a	5,823,231
EMC	625,580a	14,920,083
Informatica	179,100a	7,420,113
International Business Machines	81,630	15,746,427
Intuit	191,560	10,771,419
NetApp	275,970a	8,212,867
Oracle	503,500	13,327,645
QUALCOMM	348,500	19,972,535
Teradata	180,608a	12,006,820
VMware, Cl. A	118,582a	11,029,312
		192,279,406
Materials--3.1%
LyondellBasell Industries, Cl. A	288,270b	11,375,134
Praxair	100,560	10,683,494
Vale, ADR	388,020	7,104,646
		29,163,274
Telecommunication Services--2.1%
AT&T	569,709	19,466,956
Utilities--2.3%
NextEra Energy	336,290	21,973,189
Total Common Stocks
		950,048,683

Other Investment--.0%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $328,150)	328,150 [c]	328,150

Investment of Cash Collateral for
Securities Loaned--1.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,416,484)	17,416,484 [c]	17,416,484

Total Investments (cost $837,449,672)	101.9%	967,793,317
Liabilities, Less Cash and Receivables	(1.9%)	(18,347,711)
Net Assets	100.0%	949,445,606

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $16,752,050 and the value of the collateral held by the fund was $17,416,484.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $130,343,645 of which $165,215,157 related to appreciated investment securities and $34,871,512 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.3
Financial	15.3
Health Care	13.4
Energy	11.2
Industrial	10.8
Consumer Discretionary	10.7
Consumer Staples	10.4
Materials	3.1
Utilities	2.3
Telecommunication Services	2.1
Money Market Investments	1.8
Exchange Traded Funds	.5
101.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	877,477,019	-	-	877,477,019
Equity Securities - Foreign+	67,784,113	-	-	67,784,113
Mutual Funds/Exchange Traded Funds	22,532,185	-	-	22,532,185

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2012 (Unaudited)

Common Stocks--81.6%	Shares	Value ($)
Consumer Discretionary--14.5%
Coach	19,550	1,318,648
Family Dollar Stores	22,741	1,540,703
Johnson Controls	54,309	1,636,873
Las Vegas Sands	34,170	1,577,971
Lowe's	54,925	1,467,596
McDonald's	14,589	1,303,381
NIKE, Cl. B	13,779	1,490,612
Panera Bread, Cl. A	6,961a	1,022,919
Starbucks	40,701	2,234,078
TJX	49,366	2,096,080
Tractor Supply	13,586	1,241,081
Urban Outfitters	37,820a	1,057,825
Walt Disney	40,889	1,869,036
		19,856,803
Consumer Staples--5.9%
Coca-Cola	45,220	3,379,291
Colgate-Palmolive	12,923	1,270,331
Kraft Foods, Cl. A	54,924	2,101,941
Wal-Mart Stores	19,716	1,297,707
		8,049,270
Energy--8.8%
Apache	12,179	991,127
CARBO Ceramics	12,442	1,012,281
EOG Resources	11,598	1,151,681
Halliburton	44,551	1,339,203
Marathon Oil	46,990	1,170,521
Noble	43,940a	1,374,004
Occidental Petroleum	12,951	1,026,626
Schlumberger	38,265	2,420,261
Valero Energy	74,450	1,570,895
		12,056,599
Financial--4.8%
BB&T	54,920	1,659,683
Invesco	64,683	1,406,855
MetLife	56,750	1,657,668
Wells Fargo & Co.	57,970	1,857,939
		6,582,145
Health Care--11.8%
Agilent Technologies	44,544	1,811,159
C.R. Bard	13,018	1,265,220
Celgene	18,828a	1,285,011
Express Scripts Holding	36,010a	1,879,362
Gilead Sciences	37,840a	1,890,108
Johnson & Johnson	17,450	1,089,404
Meridian Bioscience	51,815	981,376
ResMed	46,460a	1,439,331
Stryker	21,882	1,125,829
Varian Medical Systems	18,416a	1,080,283
Watson Pharmaceuticals	32,956a	2,349,433
		16,196,516
Industrial--11.2%
Boeing	15,002	1,044,289
C.H. Robinson Worldwide	15,678	913,400
Caterpillar	25,020	2,192,252
Donaldson	42,964	1,536,822
Dover	26,240	1,484,134
Emerson Electric	23,820	1,114,061
Expeditors International of
Washington	13,590	519,818
Flowserve	11,000	1,130,580
Honeywell International	35,396	1,970,141
MSC Industrial Direct, Cl. A	16,356	1,172,889
Precision Castparts	8,028	1,334,334
Rockwell Collins	17,728	892,959
		15,305,679
Information Technology--20.1%
Adobe Systems	35,127a	1,090,693
Amphenol, Cl. A	22,604	1,202,307

Apple	7,383a	4,265,381
Automatic Data Processing	22,145	1,154,862
Baidu, ADR	13,858a	1,632,057
Cisco Systems	67,473	1,101,834
FLIR Systems	34,119	727,758
Google, Cl. A	2,065a	1,199,476
Intel	48,092	1,242,697
International Business Machines	9,050	1,745,745
MasterCard, Cl. A	4,329	1,759,782
Microsoft	38,749	1,131,083
Oracle	42,726	1,130,957
Paychex	38,756	1,161,517
QUALCOMM	19,752	1,131,987
Salesforce.com	13,855a	1,920,580
Teradata	30,510a	2,028,305
Texas Instruments	65,300	1,859,744
		27,486,765
Materials--4.5%
Celanese, Ser. A	38,446	1,530,535
Cliffs Natural Resources	18,060	862,907
Monsanto	17,448	1,346,986
Praxair	11,225	1,192,544
Sigma-Aldrich	18,230	1,264,615
		6,197,587
Total Common Stocks
(cost $106,357,839)		111,731,364

Other Investment--18.2%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	1,220,886b	13,857,056
Dreyfus Institutional Preferred
Plus Money Market Fund	3,036,320c	3,036,320
Dreyfus Research Growth Fund, Cl.
I	835,434b	7,995,102
Total Other Investment
(cost $25,060,120)		24,888,478

Total Investments (cost $131,417,959)	99.8%	136,619,842
Cash and Receivables (Net)	.2%	276,450
Net Assets	100.0%	136,896,292

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $5,201,883 of which $11,859,448 related to appreciated investment securities and $6,657,565 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.1
Mutual Funds: Domestic	16.0
Consumer Discretionary	14.5
Health Care	11.8
Industrial	11.2
Energy	8.8
Consumer Staples	5.9
Financial	4.8
Materials	4.5
Money Market Investment	2.2
99.8

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	110,099,307	-	-	110,099,307
Equity Securities - Foreign+	1,632,057	-	-	1,632,057
Mutual Funds	24,888,478	-	-	24,888,478

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as

Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2012 (Unaudited)

Common Stocks--85.7%	Shares	Value ($)
Consumer Discretionary--12.5%
Amazon.com	2,357a	501,829
Bed Bath & Beyond	668a	48,263
CarMax	1,210a	34,134
Carnival	9,102	292,083
CBS, Cl. B	1,689	53,913
Coach	8,901	600,372
Comcast, Cl. A	14,756	426,596
DIRECTV, Cl. A	1,752a	77,876
Discovery Communications, Cl. A	1,070a	53,607
Family Dollar Stores	9,463	641,118
Ford Motor	3,353	35,408
Genuine Parts	474	29,862
Harley-Davidson	854	41,146
Hasbro	1,540	54,547
Home Depot	11,093	547,329
International Game Technology	259	3,704
Johnson Controls	34,246	1,032,174
Kohl's	905	41,467
Las Vegas Sands	19,850	916,673
Lennar, Cl. A	1,970	53,761
Limited Brands	639	28,346
Lowe's	25,372	677,940
Macy's	1,309	49,807
Mattel	618	19,238
McDonald's	8,566	765,286
McGraw-Hill	898	38,955
News, Cl. A	3,726	71,539
NIKE, Cl. B	6,672	721,777
O'Reilly Automotive	294a	28,162
Omnicom Group	870	41,482
Panera Bread, Cl. A	2,908a	427,331
Priceline.com	118a	73,808
Ross Stores	1,164	73,600
Staples	2,680	35,215
Starbucks	18,784	1,031,054
Starwood Hotels & Resorts
Worldwide	860b	45,451
Target	1,370	79,337
Tiffany & Co.	720	39,881
Time Warner	2,392	82,452
Time Warner Cable	913	68,840
TJX	22,642	961,379
Tractor Supply	5,678	518,685
Urban Outfitters	15,780a	441,367
VF	270	38,081

Viacom, Cl. B	1,308	62,431
Walt Disney	30,838	1,409,605
Wyndham Worldwide	590	29,382
Wynn Resorts	270	27,821
Yum! Brands	7,163	503,989
		13,878,103
Consumer Staples--8.0%
Altria Group	4,149	133,556
Archer-Daniels-Midland	1,920	61,210
Avon Products	1,390	23,004
Beam	389	23,558
Clorox	770	52,976
Coca-Cola	29,573	2,209,990
Coca-Cola Enterprises	2,880	78,797
Colgate-Palmolive	6,424	631,479
ConAgra Foods	1,040	26,155
Constellation Brands, Cl. A	530a	10,224
Costco Wholesale	4,255	367,589
CVS Caremark	2,960	133,022
Dean Foods	1,080a	16,891
Dr. Pepper Snapple Group	600	24,756
General Mills	1,720	65,842
H.J. Heinz	853	45,277
Hershey	281	18,788
J.M. Smucker	119	9,111
Kimberly-Clark	920	73,002
Kraft Foods, Cl. A	36,615	1,401,256
Kroger	1,636	36,008
Lorillard	340	42,024
McCormick & Co.	482	27,166
Mead Johnson Nutrition	3,507	283,155
Molson Coors Brewing, Cl. B	880	33,836
PepsiCo	7,151	485,195
Philip Morris International	7,614	643,459
Procter & Gamble	13,786	858,730
Reynolds American	710	29,706
Sara Lee	1,668	34,861
Sysco	1,650	46,052
Tyson Foods, Cl. A	1,530	29,636
Wal-Mart Stores	12,159	800,305
Walgreen	2,227	67,968
Whole Foods Market	370	32,786
		8,857,370
Energy--9.3%
Anadarko Petroleum	1,621	98,881
Apache	6,394	520,344
Baker Hughes	200	8,346
Cameron International	876a	40,024
CARBO Ceramics	5,165	420,224
Chevron	7,854	772,127
ConocoPhillips	2,096	109,327
CONSOL Energy	36	1,011

Denbury Resources	2,120a	32,054
Devon Energy	659	39,224
EOG Resources	5,751	571,074
EQT	630	29,219
Exxon Mobil	15,564	1,223,797
FMC Technologies	250a	10,060
Halliburton	31,426	944,666
Kinder Morgan	2,125	72,637
Marathon Oil	31,077	774,128
Marathon Petroleum	538	19,406
Nabors Industries	2,330a	31,571
National Oilwell Varco	430	28,703
Noble	25,180a	787,379
Noble Energy	453	38,260
Occidental Petroleum	7,704	610,696
Phillips 66	733a	22,012
Pioneer Natural Resources	510	49,317
Plains Exploration & Production	5,641a	201,891
QEP Resources	5,918	155,762
Range Resources	480	27,571
Schlumberger	24,410	1,543,933
Spectra Energy	2,097	60,205
Tesoro	460a	10,175
Valero Energy	44,933	948,086
Williams	1,339	40,880
WPX Energy	733	10,753
		10,253,743
Financial--8.9%
ACE	739	53,452
Allstate	1,260	42,764
American Express	2,279	127,237
American International Group	1,620a	47,272
American Tower	975b	63,258
Ameriprise Financial	792	37,953
Aon	8,076	375,534
AvalonBay Communities	289b	40,388
Bank of America	17,244	126,743
BB&T	39,709	1,200,006
Berkshire Hathaway, Cl. B	4,062a	322,360
BlackRock	350	59,780
Capital One Financial	1,543	79,264
CBRE Group, Cl. A	1,590a	26,156
Charles Schwab	3,741	46,613
Chubb	711	51,242
Cincinnati Financial	1,390	50,151
Citigroup	15,430	409,049
CME Group	115	29,621
Discover Financial Services	1,197	39,633
Equity Residential	857b	52,363
Fifth Third Bancorp	3,364	44,909
First Horizon National	2,190	18,571
Franklin Resources	257	27,445

Goldman Sachs Group	654	62,588
Hartford Financial Services Group	1,446	24,322
HCP	1,330b	54,317
Health Care REIT	940b	52,142
Host Hotels & Resorts	2,743b	41,858
Hudson City Bancorp	5,190	32,178
IntercontinentalExchange	289a	35,388
Invesco	41,764	908,367
JPMorgan Chase & Co.	18,744	621,364
Legg Mason	1,780	45,301
Lincoln National	56	1,158
Loews	957	37,218
M&T Bank	630	51,232
Marsh & McLennan	1,196	38,248
MetLife	34,892	1,019,195
Moody's	720	26,345
Morgan Stanley	4,666	62,338
NASDAQ OMX Group	1,700	37,196
NYSE Euronext	1,383	33,621
Plum Creek Timber	721b	26,317
PNC Financial Services Group	8,070	495,659
Principal Financial Group	149	3,659
Progressive	1,890	41,070
Prudential Financial	706	32,794
Regions Financial	4,130	25,978
Simon Property Group	782b	115,361
State Street	7,686	316,740
SunTrust Banks	1,700	38,964
T. Rowe Price Group	761	43,826
Travelers	981	61,303
U.S. Bancorp	14,450	449,540
Unum Group	2,350	46,883
Ventas	890b	52,350
Wells Fargo & Co.	49,233	1,577,918
Weyerhaeuser	990b	19,711
		9,904,213
Health Care--11.3%
Abbott Laboratories	3,353	207,182
Aetna	918	37,537
Agilent Technologies	24,420	992,917
Allergan	679	61,280
AmerisourceBergen	896	33,143
Amgen	1,860	129,307
Baxter International	1,585	80,233
Becton Dickinson & Co.	187	13,675
Biogen Idec	522a	68,251
Boston Scientific	1,209a	6,940
Bristol-Myers Squibb	13,482	449,490
C.R. Bard	5,979	581,099
Cardinal Health	1,100	45,518
Celgene	8,943a	610,360
Cerner	420a	32,743

Cigna	708	31,088
Covidien	6,681	345,942
DaVita	450a	36,562
Edwards Lifesciences	310a	26,465
Eli Lilly & Co.	2,146	87,879
Express Scripts Holding	22,668a	1,183,043
Forest Laboratories	2,420a	84,700
Gilead Sciences	22,670a	1,132,366
Humana	401	30,632
Intuitive Surgical	110a	57,541
Johnson & Johnson	13,171	822,266
Laboratory Corp. of America
Holdings	511a	42,556
Life Technologies	860a	35,183
McKesson	569	49,662
Medtronic	1,906	70,217
Merck & Co.	14,981	562,986
Meridian Bioscience	21,617	409,426
Pfizer	40,467	885,013
Quest Diagnostics	620	35,278
ResMed	19,367a	599,990
Shire, ADR	2,270	191,611
St. Jude Medical	226	8,683
Stryker	10,141	521,754
Thermo Fisher Scientific	810	40,889
UnitedHealth Group	2,192	122,248
Varian Medical Systems	7,669a	449,864
Watson Pharmaceuticals	16,877a	1,203,161
WellPoint	844	56,877
		12,473,557
Industrial--10.3%
3M	1,744	147,211
Boeing	7,901	549,989
C.H. Robinson Worldwide	7,195	419,181
Caterpillar	15,187	1,330,685
CSX	2,178	45,498
Cummins	506	49,057
Danaher	1,132	58,830
Deere & Co.	981	72,466
Donaldson	17,890	639,925
Dover	16,409	928,093
Eaton	8,772	374,214
Emerson Electric	11,800	551,886
Expeditors International of
Washington	6,466	247,324
FedEx	928	82,722
Flowserve	4,590	471,760
Fluor	377	17,674
General Dynamics	961	61,514
General Electric	39,792	759,629
Goodrich	111	13,960
Honeywell International	21,747	1,210,438

Illinois Tool Works	790	44,359
Ingersoll-Rand	8,080	333,785
Lockheed Martin	730	60,444
MSC Industrial Direct, Cl. A	6,807	488,130
Norfolk Southern	852	55,823
Northrop Grumman	436	25,615
PACCAR	607	22,805
Parker Hannifin	632	51,660
Pitney Bowes	2,550	34,782
Precision Castparts	3,727	619,465
Rockwell Automation	418	30,309
Rockwell Collins	8,260	416,056
Southwest Airlines	3,960	35,759
Stanley Black & Decker	673	44,586
Tyco International	1,194	63,473
Union Pacific	3,614	402,600
United Parcel Service, Cl. B	1,743	130,620
United Technologies	6,467	479,269
W.W. Grainger	230	44,539
Waste Management	744	24,135
Xylem	68	1,722
		11,441,992
Information Technology--19.1%
Accenture, Cl. A	5,533	315,934
Adobe Systems	16,412a	509,593
Altera	458	15,302
Amphenol, Cl. A	10,207	542,910
Analog Devices	1,563	56,846
Apple	7,397a	4,273,469
Applied Materials	6,230	64,356
Autodesk	384a	12,296
Automatic Data Processing	10,897	568,279
Baidu, ADR	7,966a	938,156
Cisco Systems	41,162	672,175
Citrix Systems	534a	39,025
Cognizant Technology Solutions,
Cl. A	851a	49,571
Corning	4,110	53,389
Dell	2,432a	29,987
eBay	2,742a	107,459
EMC	18,832a	449,143
F5 Networks	310a	32,079
First Solar	440a	5,526
Fiserv	446a	30,074
FLIR Systems	14,196	302,801
Google, Cl. A	1,448a	841,085
Hewlett-Packard	2,098	47,583
Intel	31,307	808,973
International Business Machines	9,807	1,891,770
Intuit	797	44,815
Juniper Networks	1,900a	32,680
Linear Technology	765	22,200

MasterCard, Cl. A	2,041	829,687
Microsoft	33,333	972,990
Molex	774	17,856
Motorola Solutions	898	43,176
NetApp	1,250a	37,200
NXP Semiconductors	12,150a	256,486
Oracle	26,875	711,381
Paychex	17,644	528,791
QUALCOMM	20,466	1,172,906
Red Hat	540a	27,745
Salesforce.com	8,294a	1,149,714
SanDisk	50a	1,635
Symantec	1,984a	29,443
TE Connectivity	1,680	52,786
Teradata	19,248a	1,279,607
Texas Instruments	37,034	1,054,728
Visa, Cl. A	1,110	127,872
Western Digital	900a	28,251
Western Union	382	6,265
Xerox	5,130	37,039
Xilinx	1,284	41,049
Yahoo!	3,282a	50,018
		21,214,101
Materials--3.7%
Air Products & Chemicals	3,419	270,238
Alcoa	9,110	77,890
Bemis	361	10,960
Celanese, Ser. A	21,564	858,463
CF Industries Holdings	200	34,192
Cliffs Natural Resources	7,677	366,807
Dow Chemical	2,466	76,594
E.I. du Pont de Nemours & Co.	2,001	96,568
Freeport-McMoRan Copper & Gold	9,094	291,372
International Paper	1,524	44,501
Monsanto	8,571	661,681
Nucor	1,120	40,051
PPG Industries	578	59,788
Praxair	5,517	586,126
Sealed Air	1,850	28,953
Sigma-Aldrich	8,506	590,061
Vulcan Materials	699	24,220
		4,118,465
Telecommunication Services--1.2%
AT&T	20,600	703,902
Crown Castle International	800a	43,680
Verizon Communications	12,700	528,828
		1,276,410
Utilities--1.4%
AES	2,053a	24,821
AGL Resources	1,500	56,220
Ameren	1,850	59,773
American Electric Power	1,360	52,374

CenterPoint Energy	13,400	271,082
CMS Energy	2,796	65,147
Dominion Resources	1,103	57,422
DTE Energy	660	37,508
Duke Energy	3,243	71,281
Exelon	2,380	88,012
FirstEnergy	1,040	48,662
NextEra Energy	1,050	68,607
NiSource	1,200	30,108
Northeast Utilities	673	24,235
NRG Energy	2,000a	30,640
Pinnacle West Capital	1,545	76,292
Sempra Energy	6,233	405,207
Southern	1,573	72,216
Wisconsin Energy	948	35,872
		1,575,479
Total Common Stocks
(cost $88,537,420)		94,993,433
	Number of
Warrants--.0%	Warrants	Value ($)
Energy
Kinder Morgan (5/25/17)
(cost $0)	1,411[a]	3,218

Other Investment--14.7%	Shares	Value ($)
Registered Investment Company:
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	703,458c	7,984,251
Dreyfus Institutional Preferred
Plus Money Market Fund	2,871,323d	2,871,323
Dreyfus Research Growth Fund, Cl.
I	564,394c	5,401,252
Total Other Investment
(cost $16,159,818)		16,256,826
Total Investments (cost $104,697,238)	100.4%	111,253,477
Liabilities, Less Cash and Receivables	(.4%)	(420,991)
Net Assets	100.0%	110,832,486

ADR - American Depository Receipts
REIT- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $6,556,239 of which $10,498,382 related to appreciated investment securities and $3,942,143 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Information Technology	19.1
Consumer Discretionary	12.5
Mutual Funds: Domestic	12.1
Health Care	11.3
Industrial	10.3
Energy	9.3
Financial	8.9
Consumer Staples	8.0
Materials	3.7
Money Market Investment	2.6
Utilities	1.4
Telecommunication Services	1.2
100.4

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	93,607,180	-	-	93,607,180
Equity Securities - Foreign+	1,386,253	-	-	1,386,253
Mutual Funds	16,256,826	-	-	16,256,826
Warrants+	3,218	-	-	3,218
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2012 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Consumer Discretionary--15.7%
Carnival	234,990	7,540,829
Home Depot	97,640	4,817,558
Johnson Controls	182,650	5,505,071
McGraw-Hill	125,710	5,453,300
Newell Rubbermaid	451,590	8,309,256
Omnicom Group	174,560	8,323,021
Regal Entertainment Group, Cl. A	1,166,310a	16,036,762
Time Warner	286,370	9,871,174
Viacom, Cl. B	121,550	5,801,581
		71,658,552
Consumer Staples--10.9%
ConAgra Foods	410,480	10,323,572
Kraft Foods, Cl. A	110,120	4,214,292
Lorillard	70,100	8,664,360
PepsiCo	230,960	15,670,636
Procter & Gamble	173,800	10,826,002
		49,698,862
Energy--4.1%
BP, ADR	94,240	3,435,990
Exxon Mobil	115,730	9,099,850
Occidental Petroleum	78,540	6,225,866
		18,761,706
Financial--12.2%
Arthur J. Gallagher & Co.	371,900	12,919,806
Comerica	196,090	5,965,058
JPMorgan Chase & Co.	488,499	16,193,742
Marsh & McLennan	83,290	2,663,614
MetLife	105,000	3,067,050
New York Community Bancorp	296,420	3,660,787
U.S. Bancorp	366,760	11,409,904
		55,879,961
Health Care--8.7%
Johnson & Johnson	109,350	6,826,720
Merck & Co.	423,660	15,921,143
Pfizer	791,858	17,317,934
		40,065,797
Industrial--12.3%
Eaton	152,840	6,520,154
General Electric	1,011,532	19,310,146
Honeywell International	154,500	8,599,470
Hubbell, Cl. B	51,630	4,074,640
Pitney Bowes	583,120a	7,953,757
Stanley Black & Decker	86,460	5,727,975
United Technologies	56,700	4,202,037
		56,388,179

Information Technology--5.4%
Cisco Systems	473,640		7,734,541
Paychex	149,690		4,486,209
QUALCOMM	143,110		8,201,634
Taiwan Semiconductor
Manufacturing, ADR	298,700		4,101,151
			24,523,535
Materials--6.8%
Dow Chemical	305,360		9,484,482
Eastman Chemical	174,900		8,143,344
International Paper	252,870		7,383,804
PPG Industries	57,260		5,922,974
			30,934,604
Telecommunication Services--8.4%
AT&T	131,905		4,507,194
Vodafone Group, ADR	756,290		20,261,009
Windstream	1,456,752	a	13,635,199
			38,403,402
Utilities--12.9%
Dominion Resources	151,680		7,896,461
DTE Energy	71,600		4,069,028
Exelon	111,940		4,139,541
National Grid, ADR	312,840	a	15,732,724
NextEra Energy	259,150		16,932,861
PPL	378,510		10,359,819
			59,130,434
Total Common Stocks
(cost $436,657,768)			445,445,032

Preferred Stocks--1.0%
Financial
Citigroup,
Conv., Cum. $7.5
(cost $5,027,377)	50,990		4,287,239

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,967,394)	5,967,394	[b]	5,967,394
Investment of Cash Collateral for
Securities Loaned--7.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $33,865,401)	33,865,401	[b]	33,865,401
Total Investments (cost $481,517,940)	107.1%		489,565,066
Liabilities, Less Cash and Receivables	(7.1%)		(32,426,559)
Net Assets	100.0%		457,138,507

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $33,040,359 and the value of the collateral held by the fund was $33,950,300, consisting of cash collateral of $33,865,401 and U.S. Government
Agency securities valued at $84,899.
b Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $8,163,330 of which $24,736,215 related to appreciated investment securities and $16,572,885 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	15.7
Financial	13.2
Utilities	12.9
Industrial	12.3
Consumer Staples	10.9
Health Care	8.7
Money Market Investments	8.7
Telecommunication Services	8.4
Materials	6.8
Information Technology	5.4
Energy	4.1
107.1

†	Based on net assets.

STATEMENT OF OPTIONS WRITTEN
May 31, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options;
Lorillard,
June 2012 @ $140	700	a	(7,700)
(premium received $123,904)

a - Non-income producing security.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	406,201,397	-	-	406,201,397
Equity Securities - Foreign+	43,530,874	-	-	43,530,874
Mutual Funds	39,832,795	-	-	39,832,795
Liabilities ($)
Other Financial Instruments:
Options Written	(7,700)	-	-	(7,700)
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Stock Fund
May 31, 2012 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--13.1%
Advance Auto Parts	79,800	5,820,612
ANN	268,700a	7,225,343
Brinker International	310,100	10,019,331
Collective Brands	401,000a,b	8,529,270
Dick's Sporting Goods	290,500	13,508,250
Foot Locker	153,900	4,884,786
HSN	208,000	8,091,200
Lear	135,200	5,387,720
Mohawk Industries	145,200a	9,888,120
O'Reilly Automotive	67,000a	6,417,930
Panera Bread, Cl. A	30,100a	4,423,195
PetSmart	108,700	7,004,628
Polaris Industries	78,300	5,948,451
PVH	71,100	5,759,100
Royal Caribbean Cruises	213,800	5,034,990
Thor Industries	241,300	7,419,975
Toll Brothers	400,300a	10,920,184
Tractor Supply	145,600	13,300,560
Ulta Salon, Cosmetics & Fragrance	117,300	10,483,101
Under Armour, Cl. A	41,800a	4,210,514
		154,277,260
Consumer Staples--4.4%
Church & Dwight	220,800	11,755,392
Fresh Del Monte Produce	254,500	5,973,115
Green Mountain Coffee Roasters	135,500a,b	3,197,800
Monster Beverage	160,700a	11,666,820
Pilgrim's Pride	761,900a	6,255,199
Spectrum Brands Holdings	371,200a	12,813,824
		51,662,150
Energy--5.1%
Cimarex Energy	150,900b	8,038,443
HollyFrontier	221,200	6,520,976
Hornbeck Offshore Services	165,600a	5,529,384
Kodiak Oil & Gas	752,800a,b	6,105,208
Magnum Hunter Resources	869,400a,b	3,503,682
Oceaneering International	228,200	10,547,404
Plains Exploration & Production	339,500a	12,150,705
Transocean	204,300	8,341,569
		60,737,371
Financial--22.5%
Affiliated Managers Group	114,500a	11,801,515
American Campus Communities	212,700c	9,337,530
AmTrust Financial Services	309,800b	8,906,750
Associated Banc-Corp	187,200	2,369,952
Camden Property Trust	173,200c	11,277,052
Cathay General Bancorp	432,500	7,170,850
CNO Financial Group	1,289,600	8,846,656
Digital Realty Trust	86,300b,c	6,107,451
Duke Realty	673,100c	9,315,704
East West Bancorp	478,300	10,709,137
Everest Re Group	86,400	8,823,168

Extra Space Storage	221,700c	6,287,412
First Horizon National	578,800	4,908,224
Host Hotels & Resorts	378,359c	5,773,759
Jefferies Group	175,900	2,350,024
Jones Lang LaSalle	91,800	6,655,500
Kimco Realty	392,600c	7,047,170
Macerich	254,700c	14,530,635
MarketAxess Holdings	166,700	5,382,743
ProLogis	183,400c	5,865,132
Prosperity Bancshares	178,900	7,642,608
Protective Life	423,900	11,174,004
Raymond James Financial	288,000	9,843,840
Rayonier	130,929c	5,626,019
Regions Financial	985,400	6,198,166
Reinsurance Group of America	228,900	11,483,913
Signature Bank	144,800a	8,892,168
SL Green Realty	119,200c	8,941,192
Strategic Hotels & Resorts	999,000a,c	6,223,770
SVB Financial Group	137,200a	8,185,352
Synovus Financial	2,034,300	3,885,513
Validus Holdings	198,000	6,213,240
Washington Federal	453,300	7,438,653
Weingarten Realty Investors	380,500c	9,733,190
		264,947,992
Health Care--11.8%
Accuray	367,800a	2,306,106
Cooper	125,100	10,656,018
Endo Health Solutions	305,400a	9,931,608
Exact Sciences	262,600a	2,594,488
Gen-Probe	69,164a	5,596,059
Halozyme Therapeutics	313,600a	2,395,904
Henry Schein	177,600a	13,197,456
HMS Holdings	332,700a	8,913,033
Hologic	289,800a	4,857,048
MAP Pharmaceuticals	509,000a,b	5,990,930
Mettler-Toledo International	32,200a	5,027,064
Molina Healthcare	280,300a	7,150,453
NxStage Medical	386,000a	5,863,340
OraSure Technologies	240,800a	2,492,280
Regeneron Pharmaceuticals	78,800a	10,689,220
ResMed	341,600a	10,582,768
SXC Health Solutions	69,200a	6,207,932
Tornier	105,200a	2,077,700
Universal Health Services, Cl. B	240,700	9,327,125
Vertex Pharmaceuticals	213,700a,b	12,830,548
		138,687,080
Industrial--16.9%
AMETEK	307,975	15,617,412
BE Aerospace	240,100a	10,401,132
Chart Industries	52,700a	3,291,642
Clean Harbors	104,000a	6,455,280
Corrections Corp. of America	137,500	3,584,625
Crane	179,300	6,793,677
Donaldson	349,100	12,487,307
Esterline Technologies	35,900a	2,318,781
Gardner Denver	52,900	2,860,832
Hubbell, Cl. B	141,800	11,190,856
JB Hunt Transport Services	185,500	10,597,615

Kansas City Southern	203,600	13,433,528
KBR	333,200	8,486,604
Kirby	143,200a	7,558,096
Lincoln Electric Holdings	119,300	5,676,294
Manpower	84,400	3,034,180
MSC Industrial Direct, Cl. A	67,900	4,869,109
Oshkosh	94,800a	1,940,556
Pentair	157,700b	6,427,852
Robert Half International	128,300	3,646,286
Roper Industries	63,000	6,376,860
SPX	49,000	3,519,670
Terex	171,000a,b	2,843,730
Timken	155,700	7,426,890
Towers Watson & Co., Cl. A	111,800	6,737,068
TransDigm Group	53,100a	6,531,300
Triumph Group	146,500	8,766,560
United Rentals	86,300a,b	2,981,665
WABCO Holdings	41,900a	2,168,744
Wabtec	50,800	3,688,588
Waste Connections	243,000	7,520,850
		199,233,589
Information Technology--15.8%
Alliance Data Systems	51,800a	6,526,800
Arrow Electronics	114,500a	3,882,695
Atmel	476,300a	3,334,100
Avnet	307,300a	9,369,577
Cardtronics	252,800a	7,083,456
Check Point Software Technologies	95,800a,b	4,908,792
Ciena	420,900a	5,703,195
CommVault Systems	119,200a	5,586,904
Cree	302,800a,b	7,591,196
Equinix	92,300a	15,055,053
F5 Networks	47,900a	4,956,692
Informatica	206,800a	8,567,724
Lender Processing Services	240,600	5,553,048
MICROS Systems	198,000a	10,446,480
NCR	444,700a	9,525,474
Rackspace Hosting	217,200a	10,744,884
SBA Communications, Cl. A	65,600a	3,407,920
Semtech	236,700a	5,702,103
Skyworks Solutions	371,100a	9,967,746
Teradata	99,200a	6,594,816
Teradyne	368,100a	5,319,045
TIBCO Software	427,200a	11,427,600
Trimble Navigation	247,700a	11,682,771
VeriFone Systems	233,000a	8,413,630
Wright Express	78,800a	4,417,528
		185,769,229
Materials--5.7%
Albemarle	184,700	11,211,290
Ashland	62,900	4,021,197
Cabot	218,500	8,259,300
Carpenter Technology	178,700	8,052,222
Cytec Industries	140,500	8,494,630
PPG Industries	57,300	5,927,112
Sonoco Products	289,300	8,901,761
United States Steel	198,100b	4,021,430
Valspar	169,900	8,190,879

		67,079,821
Utilities--2.7%
Alliant Energy	257,300	11,241,437
Cleco	295,780	12,079,655
ITC Holdings	132,700	9,149,665
		32,470,757
Total Common Stocks
(cost $1,066,779,385)		1,154,865,249

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,021,686)	15,021,686 [d]	15,021,686
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $37,920,226)	37,920,226 [d]	37,920,226
Total Investments (cost $1,119,721,297)	102.5%	1,207,807,161
Liabilities, Less Cash and Receivables	(2.5%)	(29,745,305)
Net Assets	100.0%	1,178,061,856

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $39,009,986 and the value of the collateral held by the fund was $40,662,938, consisting of cash collateral of $37,920,226 and U.S. Government and agency securities valued at $2,742,712.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $88,085,864 of which $153,272,043 related to appreciated investment securities and $65,186,179 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.5
Industrial	16.9
Information Technology	15.8
Consumer Discretionary	13.1
Health Care	11.8
Materials	5.7
Energy	5.1
Money Market Investments	4.5
Consumer Staples	4.4
Utilities	2.7
102.5

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,143,743,217	-	-	1,143,743,217
Equity Securities - Foreign+	11,122,032	-	-	11,122,032
Mutual Funds	52,941,912	-	-	52,941,912
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
May 31, 2012 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--15.6%
Ameristar Casinos	81,100	1,516,570
Arctic Cat	41,800a	1,511,488
Brinker International	57,600	1,861,056
Buffalo Wild Wings	9,200a	783,012
Cabela's	22,700a	802,218
Carter's	25,300a	1,364,429
Coinstar	15,000a,b	921,450
Crocs	46,100a	779,551
Fifth & Pacific Companies	120,300a,b	1,439,991
Finish Line, Cl. A	79,400	1,637,228
Genesco	30,600a	2,034,900
Hibbett Sports	14,300a	801,229
Lear	30,800	1,227,380
Lithia Motors, Cl. A	69,600	1,699,632
Marriott Vacations Worldwide	17,400a	492,420
Men's Wearhouse	59,900	2,155,801
Pier 1 Imports	82,800	1,349,640
Pool	23,500	868,795
Royal Caribbean Cruises	61,800	1,455,390
Ruth's Hospitality Group	244,200a,b	1,601,952
Ryland Group	89,200b	1,994,512
Select Comfort	30,000a	820,800
Shuffle Master	122,500a	1,942,850
Steven Madden	51,100a	2,071,594
Thor Industries	40,800	1,254,600
Ulta Salon, Cosmetics & Fragrance	25,200	2,252,124
Wolverine World Wide	25,900	1,101,009
		37,741,621
Consumer Staples--4.4%
Darling International	62,900a	881,229
Hain Celestial Group	28,500a	1,581,465
Pilgrim's Pride	186,100a	1,527,881
Smart Balance	229,700a	1,362,121
Spectrum Brands Holdings	59,300a	2,047,036
TreeHouse Foods	30,800a	1,755,908
United Natural Foods	31,800a	1,612,260
		10,767,900
Energy--4.0%
Approach Resources	54,400a,b	1,524,832
Hornbeck Offshore Services	63,700a	2,126,943
Lufkin Industries	16,100	925,267
Magnum Hunter Resources	293,300a,b	1,181,999
OYO Geospace	14,600a	1,354,734
Stone Energy	75,100a	1,769,356
Tetra Tech	28,700a	717,213

		9,600,344
Financial--21.5%
American Campus Communities	32,800c	1,439,920
Aspen Insurance Holdings	44,700	1,263,222
BBCN Bancorp	158,100a	1,705,899
BioMed Realty Trust	62,940c	1,136,067
Boston Private Financial Holdings	186,900	1,685,838
CBL & Associates Properties	76,600c	1,337,436
Citizens Republic Bancorp	37,200a	604,872
CNO Financial Group	213,100	1,461,866
Columbia Banking System	85,500	1,549,260
CubeSmart	130,300	1,473,693
CVB Financial	159,400	1,735,866
EastGroup Properties	39,300c	1,948,101
Entertainment Properties Trust	18,070c	745,749
Extra Space Storage	47,200c	1,338,592
First Cash Financial Services	31,900a	1,194,974
First Commonwealth Financial	159,400	999,438
Glacier Bancorp	106,600	1,529,710
Kilroy Realty	59,000c	2,708,690
Kite Realty Group Trust	308,500c	1,462,290
MarketAxess Holdings	36,000	1,162,440
PacWest Bancorp	62,900	1,434,749
Piper Jaffray	48,600a	1,064,826
Platinum Underwriters Holdings	35,700	1,295,910
Post Properties	40,400c	1,955,764
PrivateBancorp	116,900	1,721,937
Protective Life	64,100	1,689,676
Stifel Financial	48,800a	1,551,352
Strategic Hotels & Resorts	343,400a,c	2,139,382
Susquehanna Bancshares	212,200	2,043,486
Tanger Factory Outlet Centers	66,000c	2,046,660
Texas Capital Bancshares	45,400a	1,760,612
Tower Group	74,300	1,458,509
UMB Financial	31,500	1,536,255
Wintrust Financial	50,200	1,707,302
		51,890,343
Health Care--10.9%
ABIOMED	61,400a	1,248,262
Accuray	103,400a	648,318
Air Methods	19,800a	1,804,770
Align Technology	34,600a	1,080,558
Centene	25,800a	932,412
CONMED	60,900	1,631,511
Cooper	16,800	1,431,024
Cubist Pharmaceuticals	30,600a	1,227,672
Exact Sciences	68,400a	675,792
Fluidigm	48,500a	675,120
Gen-Probe	15,570a	1,259,769
Halozyme Therapeutics	96,000a	733,440
MAP Pharmaceuticals	108,000a,b	1,271,160
Molina Healthcare	61,200a	1,561,212

MWI Veterinary Supply	6,300a	585,585
NxStage Medical	88,000a	1,336,720
OraSure Technologies	64,600a	668,610
Quality Systems	20,300	580,783
Questcor Pharmaceuticals	32,700a,b	1,353,780
Salix Pharmaceuticals	57,500a	2,979,075
Tornier	29,500a	582,625
Universal Health Services, Cl. B	35,300	1,367,875
ViroPharma	37,300a	751,222
		26,387,295
Industrial--14.3%
A.O. Smith	47,700	2,201,832
Actuant, Cl. A	53,400	1,397,478
AMETEK	31,750	1,610,042
Applied Industrial Technologies	53,500	2,017,485
BE Aerospace	28,600a	1,238,952
Belden	21,900	684,375
Chart Industries	10,600a	662,076
Crane	22,700	860,103
EMCOR Group	55,300	1,512,455
ESCO Technologies	48,800	1,703,120
Healthcare Services Group	65,600	1,282,480
Herman Miller	62,300	1,151,304
Hub Group, Cl. A	37,400a	1,307,504
II-VI	28,100a	531,090
Interface	92,100	1,168,749
Kansas City Southern	23,800	1,570,324
Kforce	96,500a	1,286,345
Mueller Industries	16,800	713,664
Old Dominion Freight Line	47,000a	2,047,320
Robbins & Myers	23,600	1,075,924
Spirit Aerosystems Holdings, Cl. A	61,600a	1,421,112
Teledyne Technologies	16,000a	953,280
Timken	8,800	419,760
Toro	12,600	938,826
Towers Watson & Co., Cl. A	22,000	1,325,720
TransDigm Group	12,200a	1,500,600
Triumph Group	20,600	1,232,704
United Rentals	12,700a	438,785
WABCO Holdings	8,200a	424,432
		34,677,841
Information Technology--20.0%
3D Systems	26,200a,b	796,480
Anixter International	32,100	1,846,071
Arris Group	78,800a	971,604
Aspen Technology	50,100a	1,107,210
Bottomline Technologies	45,900a	820,692
Cardtronics	71,900a	2,014,638
Cirrus Logic	71,000a	2,039,120
Cognex	51,000	1,784,490
CommVault Systems	46,200a	2,165,394
DealerTrack Holdings	66,400a	1,812,720

FARO Technologies	28,800a	1,328,544
FEI	75,000a	3,432,750
Heartland Payment Systems	54,800	1,599,064
Liquidity Services	36,400a	2,325,596
Littelfuse	17,900	1,029,966
LivePerson	85,100a	1,468,826
LogMeIn	40,700a	1,304,435
MAXIMUS	48,700	2,216,337
Microsemi	42,800a	755,848
MKS Instruments	81,100	2,120,765
Netgear	49,900a	1,566,361
OSI Systems	30,500a	1,946,510
Plexus	42,200a	1,181,600
Power Integrations	45,500	1,856,855
Sourcefire	35,900a	1,980,244
Stamps.com	44,800a	1,100,288
Stratasys	33,700a	1,601,424
Synaptics	18,400a	493,488
SYNNEX	32,500a	1,083,875
Ultratech	31,700a	961,144
Veeco Instruments	20,600a,b	714,408
Wright Express	16,100a	902,566
		48,329,313
Materials--5.3%
American Vanguard	84,900	2,288,055
Buckeye Technologies	57,800	1,601,638
Carpenter Technology	30,100	1,356,306
Eagle Materials	59,400	1,906,740
H.B. Fuller	25,400	772,160
Haynes International	29,400	1,499,400
SunCoke Energy	121,800	1,710,072
Texas Industries	54,400b	1,740,800
		12,875,171
Utilities--2.2%
Cleco	66,200	2,703,608
NV Energy	153,600	2,657,280
		5,360,888
Total Common Stocks
(cost $224,917,912)		237,630,716

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,538,668)	3,538,668[d]	3,538,668
Investment of Cash Collateral for
Securities Loaned--4.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,134,650)	11,134,650[d]	11,134,650
Total Investments (cost $239,591,230)	104.3%	252,304,034

Liabilities, Less Cash and Receivables	(4.3%)	(10,439,599)
Net Assets	100.0%	241,864,435

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $10,851,625 and the value of the collateral held by the fund was $11,182,569, consisting of cash collateral of $11,134,650 and U.S. Government and agency securities valued at $47,919.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $12,712,804 of which $27,479,418 related to appreciated investment securities and $14,766,614 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.5
Information Technology	20.0
Consumer Discretionary	15.6
Industrial	14.3
Health Care	10.9
Money Market Investments	6.1
Materials	5.3
Consumer Staples	4.4
Energy	4.0
Utilities	2.2
104.3

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	237,630,716	-	-	237,630,716
Mutual Funds	14,673,318	-	-	14,673,318

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
May 31, 2012 (Unaudited)

Common Stocks--126.2%	Shares	Value ($)
Consumer Discretionary--9.5%
American Eagle Outfitters	77,560	1,497,684
AutoZone	3,620a	1,376,541
Cabela's	41,540a,b	1,468,024
Carnival	112,530b	3,611,088
CBS, Cl. B	91,440b	2,918,765
Delphi Automotive	93,310	2,708,789
Foot Locker	72,130b	2,289,406
Macy's	38,630	1,469,872
McDonald's	47,220b	4,218,635
PVH	28,120	2,277,720
Under Armour, Cl. A	14,130a	1,423,315
		25,259,839
Consumer Staples--11.7%
Coca-Cola Enterprises	160,240b	4,384,166
CVS Caremark	27,050b	1,215,627
Lorillard	28,790b	3,558,444
Philip Morris International	94,170b	7,958,307
Ralcorp Holdings	62,860a,b	3,994,753
Unilever, ADR	233,760b	7,382,141
Whole Foods Market	28,570b	2,531,588
		31,025,026
Energy--11.4%
Anadarko Petroleum	46,720b	2,849,920
Apache	26,030b	2,118,321
Chevron	84,430b	8,300,313
Ensco, Cl. A	61,130b	2,745,348
EOG Resources	31,770b	3,154,761
National Oilwell Varco	92,590	6,180,383
Occidental Petroleum	31,080b	2,463,712
TransCanada	63,980b	2,618,062
		30,430,820
Financial--21.8%
Affiliated Managers Group	29,595a,b	3,050,357
Alliance Data Systems	29,380a,b	3,701,880
American Express	125,410b	7,001,640
Ameriprise Financial	92,570b	4,435,954
Bank of America	233,750b	1,718,062
Capital One Financial	49,930b	2,564,904
CBRE Group, Cl. A	201,260a,b	3,310,727
Chubb	31,080b	2,239,936
Discover Financial Services	108,440	3,590,448
IntercontinentalExchange	33,830a,b	4,142,483
JPMorgan Chase & Co.	131,980b	4,375,137
Moody's	110,670	4,049,415
SLM	155,100	2,166,747

T. Rowe Price Group	23,630	1,360,852
U.S. Bancorp	69,930	2,175,522
Wells Fargo & Co.	212,600b	6,813,830
Zillow	34,800	1,363,464
		58,061,358
Health Care--24.9%
Amylin Pharmaceuticals	126,260a	3,347,153
Baxter International	53,920b	2,729,430
Cerner	15,680a,b	1,222,413
Cigna	132,920b	5,836,517
Covidien	127,650b	6,609,717
Cubist Pharmaceuticals	27,270a,b	1,094,072
Gilead Sciences	40,250a	2,010,487
McKesson	23,740	2,072,027
Medicis Pharmaceutical, Cl. A	39,850	1,438,585
Merck & Co.	166,570	6,259,701
Omnicare	40,960	1,291,059
Pfizer	516,500b	11,295,855
Salix Pharmaceuticals	52,630a	2,726,760
Sanofi, ADR	218,350b	7,430,451
St. Jude Medical	118,240	4,542,781
Vertex Pharmaceuticals	44,660a,b	2,681,386
Zimmer Holdings	59,130b	3,586,235
		66,174,629
Industrial--11.8%
Caterpillar	31,310b	2,743,382
Cooper Industries	51,930b	3,661,065
Eaton	94,780b	4,043,315
FedEx	46,190b	4,117,377
General Electric	428,420b	8,178,538
JB Hunt Transport Services	45,080b	2,575,420
Precision Castparts	9,700	1,612,237
Robert Half International	78,580	2,233,244
Tyco International	44,180b	2,348,609
		31,513,187
Information Technology--30.1%
Analog Devices	51,010b	1,855,234
Apple	32,750a,b	18,920,657
Autodesk	22,820a,b	730,696
Broadcom, Cl. A	95,620a,b	3,093,307
Ciena	428,150a,b	5,801,432
Cognizant Technology Solutions,
Cl. A	80,350a,b	4,680,387
Electronic Arts	232,070a,b	3,160,793
EMC	171,890a,b	4,099,576
Informatica	31,130a,b	1,289,716
International Business Machines	37,730b	7,278,117
Intuit	87,510b	4,920,687
Oracle	246,750b	6,531,473
QUALCOMM	127,530b	7,308,744
Salesforce.com	9,550a	1,323,821
Skyworks Solutions	57,630a,b	1,547,942

Teradata	18,940a	1,259,131
Vishay Intertechnology	345,580a,b	3,670,060
VMware, Cl. A	14,470a	1,345,855
Xilinx	42,100	1,345,937
		80,163,565
Materials--1.6%
LyondellBasell Industries, Cl. A	110,810b	4,372,563
Telecommunication Services--3.4%
AT&T	263,510b	9,004,137
Total Common Stocks
(cost $310,015,650)		336,005,124

Other Investment--3.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,476,089)	9,476,089[c]	9,476,089
Total Investments (cost $319,491,739)	129.7%	345,481,213
Liabilities, Less Cash and Receivables	(29.7%)	(79,175,316)
Net Assets	100.0%	266,305,897

ADR - American Depository Receipts

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $33,017,448 of which $44,327,399 related to appreciated investment securities and $11,309,951 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	30.1
Health Care	24.9
Financial	21.8
Industrial	11.8
Consumer Staples	11.7
Energy	11.4
Consumer Discretionary	9.5
Money Market Investment	3.5
Telecommunication Services	3.4
Materials	1.6
129.7
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
May 31, 2012 (Unaudited)

Common Stocks--29.1%	Shares	Value ($)
Consumer Discretionary--1.8%
Home Depot	26,910	1,327,739
Leggett & Platt	64,440	1,339,708
Monro Muffler Brake	60,210	2,034,496
		4,701,943
Consumer Staples--1.5%
Colgate-Palmolive	13,880	1,364,404
Sysco	97,460	2,720,109
		4,084,513
Financial--5.1%
Charles Schwab	211,160	2,631,054
Citigroup	102,180	2,708,792
New York Community Bancorp	100,790	1,244,756
State Street	45,180	1,861,868
SunTrust Banks	67,460	1,546,183
TD Ameritrade Holding	94,610	1,623,508
Waddell & Reed Financial, Cl. A	65,830	1,889,979
		13,506,140
Health Care--8.5%
AstraZeneca, ADR	66,810	2,699,792
Becton Dickinson & Co.	28,290	2,068,848
C.R. Bard	24,260	2,357,829
Covance	28,050a	1,301,520
Haemonetics	38,160a	2,660,134
Lincare Holdings	88,780	2,035,725
Masimo	147,910a	2,782,187
Novo Nordisk, ADR	9,950	1,331,211
Owens & Minor	117,180	3,336,115
Varian Medical Systems	33,720a	1,978,015
		22,551,376
Industrial--.9%
Waste Management	74,580	2,419,375

Information Technology--10.5%
Brocade Communications Systems	290,290a	1,349,848
Cisco Systems	164,540	2,686,938
Concur Technologies	34,460a	2,131,351
Corning	74,460	967,235
Dell	107,930a	1,330,777
Equinix	8,290a	1,352,182
Ericsson, ADR	211,750	1,795,640
Facebook, Cl. A	45,960a	1,361,795
Finisar	119,840a	1,719,704
Hewlett-Packard	41,260	935,777
Infosys, ADR	49,840	2,098,264
KLA-Tencor	29,290	1,342,361
Microsoft	51,340	1,498,615
Nokia, ADR	502,460	1,341,568
Polycom	111,680a	1,277,619
Research In Motion	121,410a	1,254,165

SanDisk	40,300a	1,317,810
Western Digital	41,460a	1,301,429
Western Union	64,790	1,062,556
		28,125,634
Materials--.8%
Potash Corp of Saskatchewan	56,240	2,223,167

Total Securities Sold Short (proceeds $84,640,122)		77,612,148

ADR - American Depository Receipts
a	Non-income producing security.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	10.5
Health Care	8.5
Financial	5.1
Consumer Discretionary	1.8
Consumer Staples	1.5
Industrial	.9
Materials	.8
29.1

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	311,456,559	-	-	311,456,559
Equity Securities - Foreign+	24,548,565	-	-	24,548,565
Mutual Funds	9,476,089	-	-	9,476,089
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic++	(64,868,341)	-	-	(64,868,341)
Equity Securities - Foreign++	(12,743,807)	-	-	(12,743,807)

+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for industry classification.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
May 31, 2012 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--11.9%
Johnson Controls	420,055	12,660,458
Las Vegas Sands	271,650	12,544,797
Lowe's	438,680	11,721,530
Walt Disney	326,005	14,901,689
		51,828,474
Consumer Staples--7.7%
Coca-Cola	231,450	17,296,258
Kraft Foods, Cl. A	425,645	16,289,434
		33,585,692
Energy--12.9%
Halliburton	350,655	10,540,689
Marathon Oil	407,300	10,145,843
Noble	366,480a	11,459,830
Schlumberger	177,070	11,199,677
Valero Energy	605,000	12,765,500
		56,111,539
Financial--12.2%
BB&T	449,200	13,574,824
Invesco	502,160	10,921,980
MetLife	458,300	13,386,943
Wells Fargo & Co.	469,600	15,050,680
		52,934,427
Health Care--14.5%
Agilent Technologies	353,130	14,358,266
Express Scripts Holding	289,590a	15,113,702
Gilead Sciences	293,300a	14,650,335
Watson Pharmaceuticals	263,200a	18,763,528
		62,885,831
Industrial--10.2%
Caterpillar	194,485	17,040,776

Dover	212,100	11,996,376
Honeywell International	274,005	15,251,118
		44,288,270
Information Technology--24.7%
Apple	58,066a	33,546,470
Baidu, ADR	111,000a	13,072,470
International Business Machines	75,110	14,488,719
Salesforce.com	107,950a	14,964,029
Teradata	239,830a	15,943,898
Texas Instruments	528,240	15,044,275
		107,059,861
Materials--4.3%
Celanese, Ser. A	304,670	12,128,913
Cliffs Natural Resources	140,935	6,733,874
		18,862,787
Total Common Stocks
(cost $389,897,106)		427,556,881

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,132,212)	6,132,212[b]	6,132,212
Total Investments (cost $396,029,318)	99.8%	433,689,093
Cash and Receivables (Net)	.2%	802,849
Net Assets	100.0%	434,491,942

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $37,659,775 of which $58,418,345 related to appreciated investment securities and $20,758,570 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Information Technology	24.7
Health Care	14.5
Energy	12.9
Financial	12.2
Consumer Discretionary	11.9
Industrial	10.2
Consumer Staples	7.7
Materials	4.3
Money Market Investment	1.4
99.8

†	Based on net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
May 31, 2012 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)
Consumer Discretionary--19.0%
Abercrombie & Fitch, Cl. A	80,000	2,683,200
ANN	95,100a	2,557,239
Arctic Cat	60,000a	2,169,600
Charter Communications, Cl. A	58,400a	3,661,680
Darden Restaurants	50,000	2,586,500
Dick's Sporting Goods	75,600	3,515,400
Focus Media Holding, ADR	146,100	3,038,880
HSN	80,000	3,112,000
Interface	211,190	2,680,001
Lennar, Cl. A	100,000b	2,729,000
Liberty Media, Cl. A	38,900a	3,297,553
Lithia Motors, Cl. A	102,200	2,495,724
Mohawk Industries	54,500a	3,711,450
O'Reilly Automotive	33,700a	3,228,123
Panera Bread, Cl. A	15,900a	2,336,505
Sally Beauty Holdings	180,000a	4,757,400
Scientific Games, Cl. A	300,000a	2,562,000
Skullcandy	406,700b	5,335,904
Stanley Black & Decker	43,800	2,901,750
Starwood Hotels & Resorts
Worldwide	72,100c	3,810,485
Thor Industries	77,900	2,395,425
TiVo	399,300a	3,410,022
Ulta Salon, Cosmetics & Fragrance	136,100	12,163,257
United Rentals	27,000a,b	932,850
WABCO Holdings	30,000a	1,552,800
Wyndham Worldwide	89,300	4,447,140
Zagg	1,400,000a,b	14,854,000
		102,925,888
Consumer Staples--4.0%
Church & Dwight	104,500	5,563,580
Energizer Holdings	50,000a	3,645,500
Fresh Market	87,200a,b	5,068,064
Monster Beverage	64,000a	4,646,400
Smart Balance	484,600a	2,873,678
		21,797,222
Energy--4.0%
Approach Resources	65,900a	1,847,177
Cabot Oil & Gas	45,100	1,467,554
Energy XXI	89,900	2,791,395
Hornbeck Offshore Services	55,000a	1,836,450
Kodiak Oil & Gas	500,000a,b	4,055,000
Magnum Hunter Resources	422,100a,b	1,701,063
Plains Exploration & Production	109,100a	3,904,689
SM Energy	39,000	2,109,510
Transocean	50,000	2,041,500
		21,754,338
Financial--17.9%
Affiliated Managers Group	17,660a	1,820,216
American Financial Group	97,400	3,787,886
AmTrust Financial Services	90,000b	2,587,500
Associated Banc-Corp	170,000	2,152,200
Assurant	44,600	1,488,748
Boston Private Financial Holdings	292,200	2,635,644
Camden Property Trust	53,000c	3,450,830

Cathay General Bancorp	155,900	2,584,822
CNO Financial Group	355,530	2,438,936
Discover Financial Services	65,000	2,152,150
Douglas Emmett	79,915c	1,710,181
East West Bancorp	131,500	2,944,285
Endurance Specialty Holdings	150,000	5,859,000
Enstar Group	29,654a	2,702,072
First Horizon National	200,000	1,696,000
Forestar Group	114,000a	1,537,860
Host Hotels & Resorts	148,030c	2,258,938
Inland Real Estate	360,500c	2,963,310
Janus Capital Group	230,000	1,679,000
Jefferies Group	140,000	1,870,400
Jones Lang LaSalle	65,000	4,712,500
Kimco Realty	163,600c	2,936,620
National Retail Properties	150,000c	3,973,500
PrivateBancorp	243,500	3,586,755
Protective Life	93,000	2,451,480
Raymond James Financial	60,000	2,050,800
Regions Financial	360,000	2,264,400
Signature Bank	63,400a	3,893,394
Strategic Hotels & Resorts	389,600a,c	2,427,208
SunTrust Banks	90,000	2,062,800
SVB Financial Group	58,400a	3,484,144
Synovus Financial	974,100	1,860,531
Texas Capital Bancshares	80,000a	3,102,400
Waddell & Reed Financial, Cl. A	70,000	2,009,700
Western Alliance Bancorp	250,000a	2,180,000
Zions Bancorporation	187,000	3,558,610
		96,874,820
Health Care--14.8%
ABIOMED	252,134a,b	5,125,884
Accuray	700,000a	4,389,000
Achillion Pharmaceuticals	284,830a,b	2,045,079
Amarin, ADR	1,400,000a,b	16,590,000
DexCom	200,000a	2,150,000
Exact Sciences	250,000a	2,470,000
Fluidigm	150,000a	2,088,000
GNC Holdings, Cl. A	60,000	2,311,800
Healthcare Services Group	104,345	2,039,945
Human Genome Sciences	160,000a,b	2,179,200
Idenix Pharmaceuticals	500,000a,b	4,520,000
Jazz Pharmaceuticals	80,000a	3,456,000
MAP Pharmaceuticals	704,834a,b	8,295,896
Molina Healthcare	90,000a	2,295,900
OraSure Technologies	750,000a	7,762,500
SXC Health Solutions	52,600a,b	4,718,746
Tornier	180,000a	3,555,000
Universal Health Services, Cl. B	46,800	1,813,500
Vertex Pharmaceuticals	40,000a	2,401,600
		80,208,050
Industrial--12.1%
AMETEK	113,217	5,741,234
BE Aerospace	77,310a	3,349,069
Chart Industries	30,000a	1,873,800
Crane	72,900	2,762,181
ESCO Technologies	90,000	3,141,000
Hubbell, Cl. B	45,000	3,551,400
Iron Mountain	70,000	1,984,500
Kansas City Southern	78,755	5,196,255
KBR	121,735	3,100,591
Kenexa	113,562a	3,312,604

Kforce	194,900a	2,598,017
Kirby	47,400a	2,501,772
Lincoln Electric Holdings	70,000	3,330,600
Navigant Consulting	158,700a	1,899,639
On Assignment	100,000a	1,666,000
Roper Industries	35,665	3,610,011
Spirit Aerosystems Holdings, Cl. A	130,000a	2,999,100
SPX	29,000	2,083,070
Swift Transportation	200,000a	2,122,000
Terex	54,700a	909,661
TransDigm Group	34,000a	4,182,000
Triumph Group	57,300	3,428,832
		65,343,336
Information Technology--14.0%
ACI Worldwide	149,100a	5,694,129
Actuate	300,000a	2,004,000
Boingo Wireless	85,000b	814,300
BroadSoft	70,000a	1,911,700
Cardtronics	95,000a	2,661,900
CommVault Systems	49,400a	2,315,378
CoreLogic	200,000a	3,398,000
F5 Networks	19,340a	2,001,303
FARO Technologies	63,400a	2,924,642
FEI	77,900a	3,565,483
Fortinet	189,940a	4,036,225
Fusion-io	35,000b	730,800
Glu Mobile	500,000a,b	2,310,000
inContact	700,000a	3,661,000
Liquidity Services	60,000a	3,833,400
LogMeIn	72,600a	2,326,830
Mitek Systems	1,000,000a,b	2,120,000
ON Semiconductor	218,200a	1,470,668
Rackspace Hosting	72,240a	3,573,713
Silicon Motion Technology, ADR	210,000a,b	2,843,400
Sourcefire	95,500a	5,267,780
Stamps.com	343,700a	8,441,272
Teradata	24,000a	1,595,520
VeriFone Systems	60,000a	2,166,600
Web.com Group	272,800a	4,342,976
		76,011,019
Materials--3.6%
Albemarle	40,000	2,428,000
Ashland	37,700	2,410,161
Cabot	62,500	2,362,500
Carpenter Technology	52,400	2,361,144
Cytec Industries	51,200	3,095,552
Eastman Chemical	40,700	1,894,992
Haynes International	53,500	2,728,500
Timken	49,000	2,337,300
		19,618,149
Telecommunications--2.8%
Allot Communications	292,200a,b	7,603,044
Finisar	97,400a	1,397,690
IPG Photonics	20,000a	856,000
Procera Networks	45,000a	940,500
SBA Communications, Cl. A	70,000a	3,636,500
Ubiquiti Networks	37,000	690,050
		15,123,784
Utilities--5.7%
American Water Works	100,000	3,421,000
Aqua America	200,000	4,620,000
Cleco	107,700	4,398,468

ITC Holdings	58,560	4,037,712
Northeast Utilities	133,400	4,803,734
NV Energy	300,000	5,190,000
Westar Energy	77,000	2,203,740
Wisconsin Energy	54,500	2,062,280
		30,736,934
Total Common Stocks
(cost $502,999,460)		530,393,540

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,291,210)	12,291,210 [d]	12,291,210
Investment of Cash Collateral for
Securities Loaned--9.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $52,589,285)	52,589,285 [d]	52,589,285
Total Investments (cost $567,879,955)	109.9%	595,274,035
Liabilities, Less Cash and Receivables	(9.9%)	(53,822,481)
Net Assets	100.0%	541,451,554

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $50,819,456 and the value of the collateral held by the fund was $52,589,285.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $27,394,080 of which $67,209,236 related to appreciated inves and $39,815,156 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax pur was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	19.0
Financial	17.9
Health Care	14.8
Information Technology	14.0
Industrial	12.1
Money Market Investments	12.0
Utilities	5.7
Consumer Staples	4.0
Energy	4.0
Materials	3.6
Telecommunications	2.8
109.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	500,318,216	-	-	500,318,216
Equity Securities - Foreign+	30,075,324	-	-	30,075,324
Mutual Funds	64,880,495	-	-	64,880,495
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2012 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)
Australia--6.1%
Atlas Iron	754,640	1,595,154
Australia & New Zealand Banking Group	256,030	5,212,428
Coca-Cola Amatil	248,680	3,112,769
Commonwealth Bank of Australia	46,280	2,227,016
Dexus Property Group	3,349,790	3,067,245
Nufarm	436,117	2,102,864
Primary Health Care	1,423,126	3,881,543
Qantas Airways	1,125,890a	1,634,125
QBE Insurance Group	328,064	3,956,236
Rio Tinto	55,251	3,060,201
Spark Infrastructure Group	2,040,970	3,051,743
Stockland	647,950	2,013,424
UGL	129,310	1,521,605
		36,436,353
Belgium--.6%
Delhaize Group	96,427	3,507,824
Finland--1.0%
Nokia	1,183,309	3,107,772
Sampo, Cl. A	116,710	2,689,988
		5,797,760
France--10.9%
Alstom	96,886	2,814,705
Arkema	26,690	1,745,825
Carrefour	301,264	5,194,721
Cie de St-Gobain	59,710	2,113,066
Danone	30,460	1,954,385
EDF	114,890	2,211,199
Fonciere Des Regions	31,110	2,001,860
France Telecom	427,153	5,366,284
GDF Suez	193,100	3,814,342
L'Oreal	26,040	2,927,500
Sanofi	217,119	14,765,799
Societe Generale	142,174a	2,823,333
Technip	36,070	3,287,525
Total	277,752	11,939,768
Vivendi	168,526	2,721,489
		65,681,801
Germany--8.6%
Aixtron	143,183	2,090,037
Allianz	30,105	2,721,522
Bayer	105,463	6,668,947
Celesio	200,970	2,769,541
Continental	38,160	3,177,916
Daimler	70,891	3,281,009
Deutsche Bank	110,418	3,971,050

Deutsche Lufthansa	133,020	1,395,120
Deutsche Telekom	257,290	2,536,855
E.ON	327,790	5,990,548
Fresenius & Co.	39,060	3,689,963
Gerresheimer	53,600a	2,350,174
Hannover Rueckversicherung	67,160	3,592,059
Muenchener Rueckversicherungs	20,510	2,542,415
Siemens	58,110	4,778,970
		51,556,126
Greece--.2%
Coca-Cola Hellenic Bottling	73,058a	1,273,747
Hong Kong--2.3%
Esprit Holdings	2,692,943	4,336,993
Foxconn International Holdings	3,561,000a	1,454,396
Hang Seng Bank	346,200	4,473,831
Pacific Basin Shipping	2,739,000	1,224,540
SJM Holdings	1,328,000	2,357,756
		13,847,516
Israel--1.0%
Teva Pharmaceutical Industries, ADR	147,342	5,774,333
Italy--2.3%
Atlantia	96,860	1,195,884
ENI	76,680	1,479,119
Finmeccanica	439,831a	1,462,967
Saras	4,814,319a	4,464,703
Telecom Italia	6,146,380	5,073,026
		13,675,699
Japan--23.0%
Asahi Kasei	207,000	1,120,061
Astellas Pharma	63,700	2,503,777
CAPCOM	161,200	3,108,387
Daito Trust Construction	55,800	4,913,476
DeNA	74,800	1,561,674
Denso	88,200	2,666,485
East Japan Railway	41,300	2,458,710
Fuji Heavy Industries	709,000	5,464,982
Fujitsu	469,000	2,052,922
Hitachi	934,000	5,351,787
Hitachi Chemical	148,900	2,358,153
INPEX	1,089	6,295,521
JS Group	149,200	2,734,191
Kao	147,200	3,807,739
Keihin	191,000	2,866,462
Kirin Holdings	262,000	3,012,532
Matsumotokiyoshi Holdings	105,200	2,315,850
Mitsubishi	166,900	3,269,417
Mitsubishi UFJ Financial Group	1,676,700	7,275,115
Murata Manufacturing	50,100	2,602,182
Nihon Kohden	81,700	2,337,563
Nippon Electric Glass	394,000	2,463,757
Nippon Express	709,000	2,777,731
Nippon Shokubai	146,000	1,635,886

Nomura Holdings	454,700	1,502,901
NTN	946,000	3,078,484
Omron	90,500	1,793,600
Panasonic	317,100	2,104,288
Ricoh	415,800	3,024,579
Sega Sammy Holdings	159,000	2,826,531
Seven & I Holdings	71,700	2,158,503
Shimachu	147,100	3,056,136
Shin-Etsu Chemical	104,900	5,394,934
Softbank	102,400	3,201,633
Sumitomo Mitsui Financial Group	237,900	6,949,376
Sumitomo Mitsui Trust Holdings	1,113,860	2,814,501
Taiyo Nippon Sanso	579,000	3,502,374
Tokyo Electron	64,800	2,927,412
Tokyo Steel Manufacturing	493,900	2,930,877
Toyo Suisan Kaisha	96,000	2,456,355
Toyota Motor	232,400	9,016,029
Yamaha Motor	265,000	2,634,444
		138,327,317
Netherlands--4.2%
Aegon	420,692	1,771,762
Heineken	21,242	1,012,418
ING Groep	544,050a	3,142,282
Koninklijke Philips Electronics	525,862	9,298,315
Nutreco	24,250	1,591,319
STMicroelectronics	689,280	3,510,621
Unilever	147,580	4,643,296
		24,970,013
Norway--.9%
Norsk Hydro	420,719	1,745,514
TGS Nopec Geophysical	142,480	3,541,670
		5,287,184
Portugal--.4%
Jeronimo Martins	123,130	2,187,086
Singapore--1.8%
DBS Group Holdings	358,680	3,679,768
Oversea-Chinese Banking	612,000	3,970,449
United Overseas Bank	239,000	3,281,010
		10,931,227
Spain--.5%
Inditex	19,480	1,609,503
Red Electrica	38,310	1,417,564
		3,027,067
Sweden--3.2%
Autoliv, SDR	41,980	2,409,176
Husqvarna, Cl. B	96,199	446,002
Investor, Cl. B	88,197	1,539,456
Svenska Cellulosa, Cl. B	245,549	3,495,047
Telefonaktiebolaget LM Ericsson, Cl. B	676,129	5,742,606
Volvo, Cl. B	491,460	5,517,044
		19,149,331
Switzerland--8.2%

ABB	273,010a	4,274,960
Adecco	133,774a	5,192,031
Cie Financiere Richemont, Cl. A	28,790	1,640,528
Clariant	248,270a	2,529,090
Lonza Group	60,820a	2,161,431
Nestle	51,535	2,920,679
Novartis	182,209	9,463,575
Partners Group Holding	16,850	2,792,866
Roche Holding	50,605	7,897,996
Syngenta	8,960	2,868,750
UBS	393,779a	4,439,059
Zurich Financial Services	15,320a	3,132,292
		49,313,257
United Arab Emirates--.4%
Dragon Oil	357,240	2,745,988

United Kingdom--21.5%
Aberdeen Asset Management	856,370	3,207,181
Anglo American	227,157	6,900,307
Barclays	1,283,840	3,488,341
BHP Billiton	79,390	2,073,304
BP	820,582	4,994,187
British American Tobacco	124,270	5,857,745
BT Group	980,260	3,116,709
Burberry Group	72,030	1,517,531
Centrica	599,980	2,860,967
Diageo	107,300	2,558,266
Experian	325,930	4,545,991
GlaxoSmithKline	157,450	3,489,452
Home Retail Group	1,947,377	2,342,495
HSBC Holdings	1,663,167	13,059,776
Kingfisher	673,100	2,925,394
Legal & General Group	934,890	1,590,689
Lloyds Banking Group	7,129,490a	2,788,726
Lonmin	192,284	2,084,793
Old Mutual	885,438	1,932,311
Reed Elsevier	287,389	2,117,160
Resolution	990,865	2,945,794
Rexam	475,130	2,952,492
Rio Tinto	132,067	5,658,415
Royal Bank of Scotland Group	9,275,640a	2,856,242
Royal Dutch Shell, Cl. A	289,151	8,961,742
Royal Dutch Shell, Cl. B	328,390	10,519,513
SABMiller	64,020	2,363,072
Smith & Nephew	441,799	4,126,226
Tesco	241,564	1,126,380
Unilever	233,569	7,347,065
Vodafone Group	1,884,372	5,024,218
WPP	129,170	1,540,843
		128,873,327
United States--.1%
iShares MSCI EAFE Index Fund	17,000	811,920

Total Common Stocks
(cost $757,893,704)		583,174,876

Preferred Stocks--.8%
Germany
ProSiebenSat.1 Media
(cost $6,326,883)	233,870	4,904,523

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,338,639)	5,338,639[b]	5,338,639
Total Investments (cost $769,559,226)	98.9%	593,418,038
Cash and Receivables (Net)	1.1%	6,435,822
Net Assets	100.0%	599,853,860

ADR - American Depository Receipts
SDR - Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciation on investments was $176,141,188 of which $16,791,279 related to appreciated investment securities and $192,932,467 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.7
Health Care	12.0
Consumer Discretionary	10.9
Consumer Staples	10.6
Industrial	10.2
Energy	9.7
Materials	9.3
Information Technology	6.8
Telecommunication Services	4.5
Utilities	3.2
Money Market Investment	.9
Exchange Traded Fund	.1
98.9

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
6/1/2012	a	1	156,518	193,986	193,535	(451)	Citigroup

Japanese Yen,
Expiring:
6/1/2012	b	1	23,187,637	293,667	295,912	2,245	CS First Boston
6/4/2012	c	1	27,726,130	352,750	353,831	1,081	Deutsch Bank

Sales;				Proceeds ($)
Euro,
Expiring
6/1/2012	d	1	59,050	73,341	73,016	325	JP Morgan Chase

Gross Unrealized Appreciation						3,651
Gross Unrealized Depreciation						(451)

Counterparties:

a	Citigroup
b	Credit Suisse First Boston
b	Deutsche Bank
d	JP Morgan & Chase Co.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	587,267,479	-	-	587,267,479
Mutual Funds/Exchange Traded Funds	6,150,559	-	-	6,150,559
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	3,651	-	3,651
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(451)	-	(451)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended May 31, 2012, there were no transfers of exchange traded equity securities between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2012 (Unaudited)

Common Stocks--93.3%	Shares	Value ($)
Brazil--11.5%
Banco Santander Brasil, ADS	1,690,200	13,437,090
Brasil Insurance Participacoes e Administracao	781,700	6,627,697
Centrais Eletricas Brasileiras	1,159,503	7,629,028
Cia de Bebidas das Americas, ADR	230,780	8,850,413
Cia de Saneamento de Minas Gerais	202,900	4,325,904
Cielo	454,240	12,274,626
EDP - Energias do Brasil	747,700	4,782,374
Embraer, ADR	412,530	11,633,346
Fibria Celulose	212,800a	1,394,856
Fibria Celulose, ADR	771,500a	5,030,180
Fleury	825,100	9,875,754
Gerdau, ADR	878,090	6,980,816
Grendene	156,310	797,496
Itau Unibanco Holding, ADR	2,054,874	29,734,027
JBS	1,672,300a	4,518,945
Magnesita Refratarios	1,350,100	4,217,284
Obrascon Huarte Lain Brasil	1,199,200	9,691,826
Oi, ADR	563,501	5,851,993
Petroleo Brasileiro, ADR	2,251,690	43,715,578
Porto Seguro	797,700	7,075,813
Rossi Residencial	2,157,100	5,647,167
Sul America	569,053	3,958,556
Tim Participacoes	2,324,165	11,235,644
Vale, ADR	1,251,240	22,910,204
		242,196,617
Chile--1.5%
Cencosud	1,683,785	9,120,909
Enersis, ADR	453,770	7,804,844
ENTEL	831,270	14,779,205
		31,704,958
China--18.6%
Asia Cement China Holdings	2,346,500	997,668
Baidu, ADR	88,890a	10,468,575
Beijing Capital International Airport, Cl. H	13,758,000	8,667,936
BYD Electronic International	20,353,000a	5,375,685
China Agri-Industries Holdings	27,394,519	19,729,997
China BlueChemical, Cl. H	8,276,000	5,715,271
China Coal Energy, Cl. H	11,070,000	10,254,820
China Communications Construction, Cl. H	18,644,000	17,535,312
China Communications Services, Cl. H	1,372,000	684,095
China Construction Bank, Cl. H	45,773,229	31,728,195
China Dongxiang Group	40,460,000	5,160,748
China Life Insurance, Cl. H	5,545,000	13,016,717
China Mobile	2,732,900	27,640,439
China Mobile, ADR	241,000	12,225,930
China Petroleum & Chemical, Cl. H	21,122,000	18,804,623
China Power International Development	26,103,920	5,448,441

China Railway Construction, Cl. H	4,418,000	3,432,374
China Railway Group, Cl. H	12,816,000	4,953,650
China Vanadium Titano - Magnetite Mining	31,805,000	5,491,004
CNOOC	3,749,000	6,781,630
COSCO Pacific	5,364,000	6,579,263
Focus Media Holding, ADR	437,520	9,100,416
Global Bio-Chem Technology Group	30,119,920	5,122,468
Great Wall Motor, Cl. H	8,133,000	16,702,852
Guangdong Investment	7,876,000	5,215,793
Guangzhou Automobile Group, Cl. H	12,053,254a	10,218,373
Huaneng Power International, ADR	96,150	2,409,519
Huaneng Power International, Cl. H	14,488,200	9,202,650
Industrial & Commercial Bank of China, Cl. H	63,664,475	38,716,020
Lenovo Group	8,364,000	7,112,291
Lianhua Supermarket Holdings, Cl. H	8,023,000	8,982,725
Minth Group	3,596,000	4,216,117
PetroChina, ADR	37,110	4,678,458
PetroChina, Cl. H	5,356,000	6,776,471
Shanghai Industrial Holdings	2,760,000	7,716,500
Sinotrans, Cl. H	28,428,600	4,724,945
TPV Technology	5,553,680	1,302,278
Weiqiao Textile, Cl. H	7,706,400	3,207,049
WuXi PharmaTech, ADR	705,360a	10,382,899
Yingde Gases	9,482,000	8,661,592
Zhejiang Expressway, Cl. H	9,394,000	6,463,137
		391,604,926
Colombia--.3%
Bancolombia, ADR	96,350	5,704,884
Czech Republic--.2%
Komercni Banka	26,650	3,972,524
Egypt--.3%
Commercial International Bank Egypt	1,541,293	6,456,078
Hong Kong--.7%
iShares FTSE A50 China Index ETF	5,529,500	7,565,923
NWS Holdings	4,762,086	6,994,451
		14,560,374
Hungary--.0%
Richter Gedeon	5,061	743,244
India--5.6%
Apollo Tyres	3,399,790	5,242,787
Bank of India	750,847	4,557,293
Glenmark Pharmaceuticals	378,575	2,404,625
Hexaware Technologies	4,372,660	9,289,202
Hindustan Petroleum	980,870	5,073,119
ICICI Bank	108,780	1,517,196
ICICI Bank, ADR	188,100	5,295,015
India Cements	4,378,335	5,862,989
Jubilant Life Sciences	1,537,169	4,829,871
NMDC	1,436,811	4,254,849
Oil & Natural Gas	1,360,172	6,132,672
Oriental Bank of Commerce	1,550,413	6,333,344
Reliance Industries	1,763,162	22,153,534
Rolta India	3,007,690	3,915,098
State Bank of India	162,200	5,938,500

State Bank of India, GDR	56,240b	4,071,776
Steel Authority of India	1,716,660	2,914,723
Sterlite Industries India	8,728,970	14,618,878
Sterlite Industries India, ADR	810	5,403
Tata Motors	715,020	2,966,650
		117,377,524
Indonesia--.8%
Aneka Tambang Persero	8,213,000	1,004,782
Bank Negara Indonesia Persero	11,201,500	4,409,101
Indosat	12,377,000	5,135,138
Medco Energi Internasional	23,278,996	4,482,445
Telekomunikasi Indonesia Persero	2,105,800	1,747,366
		16,778,832
Malaysia--1.6%
AMMB Holdings	7,645,200	14,968,611
Genting	3,723,800	11,740,522
Tenaga Nasional	2,944,387	6,191,869
		32,901,002
Mexico--3.2%
Alfa, Cl. A	692,100	8,632,561
America Movil, ADR, Ser. L	814,210	19,182,788
Consorcio ARA	6,828,400	1,936,669
Desarrolladora Homex, ADR	472,170a	6,124,045
Fomento Economico Mexicano, ADR	242,550	19,120,217
Genomma Lab Internacional SAB de CV, Cl. B	4,932,700a	8,744,679
Grupo Financiero Banorte, Cl. O	904,700	4,041,778
		67,782,737
Peru--.8%
Credicorp	129,670	16,178,926
Poland--.8%
Asseco Poland	450,173	6,207,794
Bank Pekao	87,890	3,494,681
Polski Koncern Naftowy Orlen	553,410a	5,189,048
Polskie Gornictwo Naftowe I Gazownictwo	1,039,540a	1,128,628
		16,020,151
Russia--6.5%
Gazprom, ADR	4,674,890	40,975,411
Lukoil, ADR	829,100	43,030,290
MMC Norilsk Nickel, ADR	112,959	1,674,052
Mobile Telesystems, ADR	772,920	12,861,389
Pharmstandard, GDR	311,004a	4,136,353
Sberbank of Russia, ADR	1,449,370	14,053,780
Surgutneftegas, ADR	1,556,340	12,252,256
VimpelCom, ADR	1,131,490	8,339,081
		137,322,612
South Africa--8.0%
ABSA Group	727,770	12,857,976
Anglo American Platinum	224,201	12,573,065
AngloGold Ashanti	257,080	9,341,372
Barloworld	603,530	6,013,192
Exxaro Resources	497,810	11,091,827
FirstRand	4,379,330	13,282,264
Growthpoint Properties	5,920,265	14,434,398
Imperial Holdings	76,615	1,491,944

JD Group	961,502	5,053,205
MTN Group	614,109	9,725,810
Murray & Roberts Holdings	3,512,401a	11,087,307
Nedbank Group	767,590	14,914,939
Sappi	622,857a	2,013,807
Sasol	277,970	11,824,227
Standard Bank Group	1,340,804	18,003,517
Telkom	1,353,209	3,651,549
Tiger Brands	338,810	9,637,415
		166,997,814
South Korea--16.5%
BS Financial Group	976,480	9,597,262
Daelim Industrial	155,755	13,157,190
DGB Financial Group	713,550	8,857,028
Dongbu Insurance	229,970	9,206,594
Grand Korea Leisure	304,440	5,881,154
Hana Financial Group	300,870	9,483,045
Hite Jinro	483,962	8,406,033
Hyundai Development	328,230	6,549,304
Hyundai Motor	117,289	24,247,842
KB Financial Group	444,268	13,889,845
KB Financial Group, ADR	158,300	4,935,794
Korea Electric Power	368,065a	7,016,702
Korea Electric Power, ADR	883,680a	8,306,592
Korea Exchange Bank	1,368,840	9,521,861
KT	114,750	2,717,443
KT&G	155,222	10,337,174
KT, ADR	427,400	4,979,210
Kukdo Chemical	83,930	2,883,594
LG Display	403,790a	7,150,359
LG Electronics	215,430	12,065,175
Mando	53,531	7,302,259
Mirae Asset Securities	289,290	7,684,170
NongShim	41,421	7,387,520
POSCO	21,918	6,722,572
POSCO, ADR	74,910	5,672,934
Samsung Electronics	77,269	79,282,151
Samsung Fire & Marine Insurance	49,396	8,809,878
Shinhan Financial Group	105,760	3,400,629
Shinsegae	49,934	9,730,837
SK Telecom	71,546	7,304,633
SK Telecom, ADR	531,580	5,921,801
Tong Yang Life Insurance	180,455	1,394,408
Youngone	387,018	9,837,356
Yuhan	79,353	7,765,534
		347,405,883
Taiwan--10.0%
Asia Cement	4,750,548	5,673,983
Asustek Computer	959,000	9,606,707
AU Optronics	8,558,000	3,497,976
AU Optronics, ADR	1,161,870	4,635,861
Chinatrust Financial Holding	8,695,808	4,850,751
CTCI	4,937,000	10,073,147
Hon Hai Precision Industry	14,761,176	43,272,678

Nan Ya Printed Circuit Board	4,811,983	7,859,293
Novatek Microelectronics	2,214,000	6,571,978
Pegatron	7,558,000	10,495,815
Powertech Technology	3,915,200	7,581,699
Siliconware Precision Industries	4,335,000	4,720,166
Siliconware Precision Industries, ADR	482,534	2,518,827
SinoPac Financial Holdings	36,011,411	13,392,075
Taishin Financial Holdings	22,348,875	8,386,069
Taiwan Semiconductor Manufacturing	1,621,517	4,623,127
Taiwan Semiconductor Manufacturing, ADR	2,769,807	38,029,450
Tatung	8,777,216a	1,926,118
Transcend Information	2,338,040	6,642,515
United Microelectronics	23,809,397	10,449,715
United Microelectronics, ADR	504,000	1,063,440
Young Fast Optoelectronics	1,829,272	3,615,889
		209,487,279
Thailand--2.3%
Asian Property Development	35,600,820	7,721,064
Bangkok Bank	2,420,400	14,264,498
Kasikornbank	275,500	1,359,532
PTT	1,215,200	11,955,292
PTT Global Chemical	7,481,983	12,758,057
		48,058,443
Turkey--1.2%
Asya Katilim Bankasi	3,933,670a	3,375,183
Turk Telekomunikasyon	2,435,390	8,332,371
Turkcell Iletisim Hizmetleri	1,056,310a	4,611,001
Turkcell Iletisim Hizmetleri, ADR	34,040a	368,653
Turkiye Garanti Bankasi	587,910	1,885,348
Turkiye Is Bankasi, Cl. C	2,947,291	5,942,788
		24,515,344
United Arab Emirates--.3%
Emaar Properties	9,039,920	7,162,038
United Kingdom--.3%
African Barrick Gold	846,790	4,300,182
JKX Oil & Gas	971,480a	1,530,921
		5,831,103
United States--2.3%
iShares MSCI Emerging Markets Index Fund	1,274,100	48,033,570
Total Common Stocks
(cost $2,175,324,611)		1,958,796,863

Preferred Stocks--3.7%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	1,238,700	9,826,809
Bradespar	504,600	7,896,064
Cia de Bebidas das Americas	264,100	10,095,996
Cia de Tecidos do Norte de Minas - Coteminas	721,960a	987,981
Cia Paranaense de Energia, Cl. B	921,600	18,744,097
Gerdau	206,400	1,623,078
Itau Unibanco Holding	117,300	1,704,088
Petroleo Brasileiro	918,500	8,712,053
Vale	1,062,300	19,340,881
Total Preferred Stocks

(cost $77,671,566)		78,931,047

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $48,621,845)	48,621,845[c]	48,621,845
Total Investments (cost $2,301,618,022)	99.3%	2,086,349,755
Cash and Receivables (Net)	.7%	13,932,281
Net Assets	100.0%	2,100,282,036

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, this security was valued at $4,071,776 or .2% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciated on investments was $215,268,267 of which $158,382,854 related to appreciated invest and $373,651,121 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax pur was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.1
Information Technology	15.2
Energy	12.6
Materials	9.2
Telecommunication Services	8.0
Industrial	6.9
Consumer Discretionary	6.6
Consumer Staples	6.3
Utilities	4.2
Exchange Traded Funds	2.6
Money Market Investment	2.3
Health Care	2.3
99.3

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2012 (Unaudited)

Forward Foreign	Number	Foreign
Currency Exchange	of	Currency			Unrealized
Contracts	Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

South Korean Won,
Expiring
6/1/2012 a	4	1,990,938,832	1,688,811	1,686,879	(1,932)

Counterparty:
a HSBC

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,982,128,417	-	-	1,982,128,417
Mutual Funds/Exchange Traded Funds	104,221,338	-	-	104,221,338
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,932)	-	(1,932)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

At the fiscal year ended August 31, 2011, $9,513,290 of exchange traded equity securities were classifed as Level 2 of the fair value hierarchy as the values were determined pursuant to the fund's fair valuation procedures. At May 31, 2012, no exchange traded equity securities were classified as Level 2.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2012 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--11.1%
Adidas, ADR	10,725	401,437
Bridgestone, ADR	14,362	611,821
British Sky Broadcasting Group,
ADR	13,495	577,451
Casio Computer, ADR	4,290	250,020
Compass Group, ADR	41,021	406,108
Daimler	23,907	1,104,742
Denso, ADR	46,288	695,246
Electrolux, Cl. B, ADR	10,267	390,865
Fiat, ADR	37,495a	179,601
Hennes & Mauritz, ADR	133,906	794,063
Honda Motor, ADR	21,948	697,727
Intercontinental Hotels Group, ADR	5,633	132,263
Kingfisher, ADR	43,728	375,624
LVMH Moet Hennessy Louis Vuitton,
ADR	33,319	987,908
Marks & Spencer Group, ADR	27,155	275,895
Marui Group, ADR	23,401	325,976
Nissan Motor, ADR	36,962	706,713
Panasonic, ADR	17,520	114,756
Pearson, ADR	1,012	17,923
Peugeot, ADR	12,756	126,284
Publicis Groupe, ADR	29,482	688,405
Reed Elsevier, ADR	6,531	193,187
Sega Sammy Holdings, ADR	56,384	268,388
Sharp, ADR	38,118	196,308
Sodexo, ADR	7,512	545,371
Sony, ADR	2,522	33,391
Sumitomo Electric Industries, ADR	3,702	429,614
Toyota Motor, ADR	18,548	1,426,156
Volkswagen, ADR	12,300	370,599
Wolters Kluwer, ADR	7,972	114,318
WPP, ADR	6,429	384,647
		13,822,807
Consumer Staples--11.6%
Aeon, ADR	64,968	786,113
Ajinomoto, ADR	4,423	599,228
British American Tobacco, ADR	7,800	733,824
Coca Cola Hellenic Bottling, ADR	8,885a	150,956
Coca-Cola Amatil, ADR	37,481	937,775
Danone, ADR	47,002	601,626
Delhaize Group, ADR	12,473	456,262
Diageo, ADR	5,698	543,247
Heineken, ADR	17,709	422,005
Henkel & Co., ADR	9,872	639,903

Imperial Tobacco Group, ADR	10,187	737,233
J. Sainsbury, ADR	13,245	234,966
Kao, ADR	7,988	205,292
Kirin Holdings, ADR	35,382	404,416
Koninklijke Ahold, ADR	8,454	99,284
L'Oreal, ADR	31,264	705,003
Nestle, ADR	57,055	3,243,577
SABMiller, ADR	24,142	899,772
Shiseido, ADR	21,862	341,484
Tesco, ADR	43,321	611,693
Unilever (NY Shares)	13,003	407,774
Unilever, ADR	4,990	157,584
Yamazaki Baking, ADR	3,023	419,052
		14,338,069
Energy--8.5%
BG Group, ADR	61,935	1,193,487
BP, ADR	46,695	1,702,500
ENI, ADR	25,875	997,222
Repsol, ADR	28,357	425,355
Royal Dutch Shell, Cl. A, ADR	40,798	2,536,820
Royal Dutch Shell, Cl. B, ADR	7,793	501,480
Statoil, ADR	37,055	841,149
Technip, ADR	14,012	320,735
Total, ADR	33,119	1,426,435
Woodside Petroleum, ADR	21,015	654,827
		10,600,010
Financial--21.2%
Aegon (NY Shares)	77,800	329,872
Ageas, ADR	249,757	419,592
Allianz, ADR	106,970	967,009
Australia & New Zealand Banking
Group, ADR	72,598	1,477,369
AXA, ADR	41,200	466,384
Banco Bilbao Vizcaya Argentaria,
ADR	72,098	412,401
Banco Santander, ADR	126,042	670,543
Bank of Yokohama, ADR	13,208	234,574
Barclays, ADR	63,844	705,476
BNP Paribas, ADR	40,961	661,520
British Land, ADR	12,476	92,198
CapitaLand, ADR	32,796	129,275
Cheung Kong Holdings, ADR	29,243	338,342
City Developments, ADR	55,591	429,201
Commerzbank, ADR	37,925	64,472
Commonwealth Bank of Australia,
ADR	7,523b	1,081,406
Credit Agricole, ADR	22,091	40,427
Credit Suisse Group, ADR	16,474	315,148
Daiwa House Industry, ADR	3,061	386,849
Daiwa Securities Group, ADR	76,590	236,663
Danske Bank, ADR	27,008a	176,902
Deutsche Bank	19,683	708,194

Erste Group Bank, ADR	4,433a	38,744
Hachijuni Bank, ADR	2,799	132,533
Hang Seng Bank, ADR	32,669	424,370
HSBC Holdings, ADR	52,478	2,072,881
Hysan Development, ADR	40,301	317,802
ING Groep, ADR	88,369a	512,540
Intesa Sanpaolo, ADR	55,034	411,104
Legal & General Group, ADR	73,400	623,614
Lend Lease Group, ADR	61,716	435,098
Lloyds Banking Group, ADR	238,080a	369,024
Mitsubishi Estate, ADR	33,000	505,560
Mitsubishi UFJ Financial Group,
ADR	97,092	416,525
MS&AD Insurance Group Holdings,
ADR	21,902	165,360
National Australia Bank, ADR	59,103	1,347,548
National Bank of Greece, ADR	23,146a	27,775
Nomura Holdings, ADR	10,857	35,285
ORIX, ADR	9,179	392,953
Prudential, ADR	31,550	662,866
Shinsei Bank, ADR	57,546	119,696
Shizuoka Bank, ADR	3,560	347,306
Sino Land, ADR	41,641	283,159
Societe Generale, ADR	70,795a	281,056
Sumitomo Mitsui Financial Group,
ADR	39,296	231,846
Sumitomo Mitsui Trust Holdings,
ADR	26,240	64,026
Sun Hung Kai Properties, ADR	44,037	498,939
Tokio Marine Holdings, ADR	19,055	409,301
Tokyu Land, ADR	4,001	177,051
UBS	99,051a	1,127,200
United Overseas Bank, ADR	24,700	676,286
Westfield Group, ADR	28,114	497,899
Westpac Banking, ADR	13,023	1,285,500
Zurich Insurance Group, ADR	48,897a	1,007,767
		26,242,431
Health Care--9.7%
AstraZeneca, ADR	8,312	335,888
Bayer, ADR	19,030	1,202,353
Cie Generale d'Opitique Essilor
International, ADR	15,084	645,143
Eisai, ADR	15,123	612,481
Elan, ADR	21,218a	296,203
Fresenius Medical Care & Co., ADR	5,575	369,622
GlaxoSmithKline, ADR	34,699	1,530,573
Novartis, ADR	36,487	1,898,419
Novo Nordisk, ADR	9,015	1,206,117
Olympus, ADR	9,140	143,955
Roche Holding, ADR	52,766	2,066,844
Sanofi, ADR	28,789	979,690
Smith & Nephew, ADR	2,393	111,657

Teva Pharmaceutical Industries,
ADR	15,700	615,283
		12,014,228
Industrial--11.5%
ABB, ADR	372a	5,881
All Nippon Airways, ADR	53,722	289,562
Asahi Glass, ADR	51,076	341,698
Atlas Copco, Cl. A, ADR	19,047	385,321
Atlas Copco, Cl. B, ADR	26,920	483,483
Bae Systems, ADR	121	2,059
Dai Nippon Printing, ADR	27,828	207,597
Deutsche Lufthansa, ADR	34,416	362,056
European Aeronautic Defence and
Space, ADR	16,993	558,390
Experian, ADR	32,340	450,820
Hutchison Whampoa, ADR	14,325	235,933
International Consolidated
Airlines Group, ADR	22,962a	247,530
Invensys, ADR	28,090	95,225
ITOCHU, ADR	26,705	582,169
Kajima, ADR	12,417	319,738
Kawasaki Heavy Industries, ADR	32,754	340,642
Keppel, ADR	31,187	480,280
Komatsu, ADR	25,788	607,050
Kubota, ADR	11,271	479,694
Marubeni, ADR	5,423	346,855
Metso, ADR	12,062	395,513
Mitsubishi, ADR	10,957	425,285
Mitsui & Co., ADR	1,811	512,694
MTR, ADR	10,662	345,022
Neptune Orient Lines, ADR	105,500a	350,260
Nidec, ADR	20,281	412,718
Nippon Yusen, ADR	60,373	317,562
NSK, ADR	28,210	342,752
Orkla, ADR	26,607	180,928
Rolls-Royce Holdings, ADR	11,097	704,105
Ryanair Holdings, ADR	860a	26,402
Sandvik, ADR	48,276	604,898
Secom, ADR	37,120	407,206
Siemens, ADR	161	13,299
SKF, ADR	33,190	659,817
Sumitomo, ADR	28,536	380,100
Swire Pacific, Cl. A, ADR	14,906	159,852
TNT Express, ADR	24,267	268,878
Toppan Printing, ADR	7,981	243,252
TOTO, ADR	4,089	278,747
Vestas Wind Systems, ADR	708a	1,402
Volvo, ADR	35,252	396,091
		14,248,766
Information Technology--4.8%
Advantest, ADR	24,445	331,719
Alcatel-Lucent, ADR	77,481a	121,645

Canon, ADR	17,097	682,683
Computershare, ADR	47,642	359,978
Dassault Systemes, ADR	4,735	432,542
Ericsson, ADR	104	882
Fujifilm Holdings, ADR	11,819	218,770
Fujitsu, ADR	13,602	294,510
Hitachi, ADR	11,435	649,737
Kyocera, ADR	4,712	388,646
Mitsubishi Electric, ADR	30,575	469,326
NICE Systems, ADR	1,000a	37,080
Omron, ADR	11,660	232,034
Ricoh, ADR	4,031	148,784
Sage Group, ADR	12,887	204,774
SAP, ADR	13,662	783,106
TDK, ADR	7,571	323,660
Trend Micro, ADR	8,337	226,016
		5,905,892
Materials--10.1%
Air Liquide, ADR	38,762	847,721
Akzo Nobel, ADR	13,615	207,629
Alumina, ADR	8,220	30,825
Amcor, ADR	20,996	610,060
Anglo American, ADR	60,394	916,781
ArcelorMittal (NY Shares)	4,455	61,880
Asahi Kasei, ADR	17,985	192,979
BASF, ADR	16,346	1,141,735
BHP Billiton Ltd., ADR	11,604	713,994
BHP Billiton PLC, ADR	23,634	1,240,785
Boral, ADR	24,621	337,202
James Hardie Industries, ADR	11,424	410,179
Johnson Matthey, ADR	6,130	409,177
Kobe Steel, ADR	52,450	316,274
Koninklijke DSM, ADR	4,946	58,660
Lafarge, ADR	13,770	127,648
Newcrest Mining, ADR	14,039	336,796
Nippon Steel, ADR	21,965	484,109
Nisshin Steel, ADR	880	21,771
Nitto Denko, ADR	7,310	294,081
Norsk Hydro, ADR	40,233	167,369
OJI Paper, ADR	848	31,673
Rexam, ADR	5,636	176,407
Rio Tinto, ADR	28,300	1,223,126
Stora Enso, ADR	19,434	104,827
Sumitomo Metal Industries, ADR	21,929	349,987
Svenska Cellulosa, ADR	28,719	411,543
Syngenta, ADR	8,345	536,667
Teijin, ADR	5,424	162,015
Toray Industries, ADR	6,528	432,937
UPM-Kymmene, ADR	20,872	213,312
		12,570,149
Telecommunications--5.3%
BT Group, ADR	20,903	665,761

Deutsche Telekom, ADR	61,534	607,341
France Telecom, ADR	11,452	144,639
Hellenic Telecommunications
Organization, ADR	7,159	5,656
Koninklijke KPN, ADR	30,829	294,047
Nippon Telegraph & Telephone, ADR	682	14,595
NTT DOCOMO, ADR	1,465	23,411
Portugal Telecom, ADR	17,340	66,065
Singapore Telecommunications, ADR	23,960	577,436
Swisscom, ADR	7,236	262,305
Telecom Corp of New Zealand, ADR	14,228	138,865
Telecom Italia, ADR	29,866	242,101
Telefonica, ADR	66,228	733,144
Telenor, ADR	6,496	284,850
Telstra, ADR	21,248	365,891
Vodafone Group, ADR	80,524	2,157,238
		6,583,345
Utilities--4.3%
Centrica, ADR	42,640	819,797
CLP Holdings, ADR	33,613	271,257
E.ON, ADR	40,444	738,609
Enel, ADR	103,907	291,979
Energias de Portugal, ADR	11,130	230,168
GDF Suez, ADR	23,536	467,896
Hong Kong & China Gas, ADR	241,559	562,832
Iberdrola, ADR	26,723	408,060
International Power, ADR	3,394	215,994
National Grid, ADR	308	15,489
RWE, ADR	15,630	569,870
SSE, ADR	24,582	507,864
United Utilities Group, ADR	14,047	284,733
Veolia Environnement, ADR	977	11,196
		5,395,744
Total Common Stocks
(cost $185,323,318)		121,721,441
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.07%, 6/21/12	135,000[c]	134,999
0.10%, 9/20/12	25,000[c]	24,994
Total Short-Term Investments
(cost $159,987)		159,993

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $860,044)	860,044[d]	860,044
Total Investments (cost $186,343,349)	98.9%	122,741,478
Cash and Receivables (Net)	1.1%	1,367,433
Net Assets	100.0%	124,108,911

ADR - American Depository Receipts

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, this security were valued at $1,081,406 or .9% of net assets.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciation on investments was $63,601,871 of which $7,204,130 related to appreciated investment securities and $70,806,001 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.2
Consumer Staples	11.6
Industrial	11.5
Consumer Discretionary	11.1
Materials	10.1
Health Care	9.7
Energy	8.5
Telecommunications	5.3
Information Technology	4.8
Utilities	4.3
Short-Term/Money Market Investments	.8
98.9

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
May 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2012($)
Financial Futures Long
ASX SPI 200 Index	2	198,375	June 2012	(8,737)
Euro STOXX 50	25	650,712	June 2012	(13,034)
FTSE 100 Index	7	570,540	June 2012	(10,238)
TOPIX	5	457,504	June 2012	(13,454)

Gross Unrealized Depreciation				(45,463)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
6/20/2012	a	3	220,545	223,102	214,413	(8,689)

British Pound,
Expiring
6/20/2012	a	3	423,144	674,565	652,085	(22,480)

Euro,
Expiring
6/20/2012	a	3	663,633	845,978	820,654	(25,324)

Japanese Yen,
Expiring
6/20/2012	a	2	48,963,853	608,930	624,983	16,053

Gross Unrealized Appreciation	16,053
Gross Unrealized Depreciation	(56,493)

Counterparty:

a	UBS

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	121,721,441	-	-	121,721,441
Mutual Funds	860,044	-	-	860,044
U.S. Treasury	-	159,993	-	159,993
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	16,053	-	16,053
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(56,493)	-	(56,493)
Futures++	(45,463)	-	-	(45,463)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2012 (Unaudited)

Common Stocks--91.6%	Shares	Value ($)
Australia--14.2%
Australia & New Zealand Banking Group	34,700	706,446
Bendigo and Adelaide Bank	16,700	118,590
Commonwealth Bank of Australia	22,200	1,068,275
Metcash	38,700	144,005
National Australia Bank	53,300	1,167,149
QBE Insurance Group	7,200	86,827
Tatts Group	1,460,200	3,726,633
Telstra	464,500	1,606,264
Westpac Banking	75,800	1,498,146
		10,122,335
Brazil--2.8%
Cielo	52,940	1,430,563
Light	45,100	529,970
		1,960,533
Canada--.5%
Enerplus	22,200	308,008
Pengrowth Energy	11,700	83,373
		391,381
China--3.9%
Anta Sports Products	117,000	95,873
Bank of China, Cl. H	709,000	273,130
China Zhongwang Holdings	1,044,000a	407,563
Guangzhou R&F Properties, Cl. H	978,800	1,288,832
Jiangsu Expressway, Cl. H	47,300	45,036
PetroChina, Cl. H	115,800	146,511
Zhejiang Expressway, Cl. H	714,000	491,237
		2,748,182
Finland--1.4%
Nokia	114,250	300,059
Sanoma	81,650	680,980
		981,039
France--3.7%
France Telecom	61,900	777,644
GDF Suez	5,050	99,754
Neopost	6,900	358,340
Total	31,850	1,369,141
		2,604,879
Germany--3.7%
Deutsche Post	6,900	113,645
Deutsche Telekom	31,200	307,629
E.ON	39,250	717,316
Muenchener Rueckversicherungs	5,050	625,997
RWE	23,100	843,617
		2,608,204
Hong Kong--1.7%

Cathay Pacific Airways	388,000	598,880
Hang Seng Bank	41,200	532,414
Shougang Fushan Resources Group	203,000	67,217
		1,198,511
Israel--1.8%
Bezeq Israeli Telecommunication	259,100	326,551
Israel Chemicals	89,600	928,191
		1,254,742
Italy--1.0%
Enel	22,200	63,191
Mediaset	424,200	658,805
		721,996
Japan--4.7%
Dai Nippon Printing	59,300	448,761
Mizuho Financial Group	545,300	800,274
NKSJ Holdings	59,400	1,093,093
Ricoh	62,400	453,905
TonenGeneral Sekiyu	59,300	540,329
		3,336,362
Netherlands--2.2%
Corio	19,449	806,597
Koninklijke KPN	59,800	565,295
Koninklijke Philips Electronics	6,900	122,006
STMicroelectronics	11,700	59,590
		1,553,488
New Zealand--5.2%
Telecom Corporation of New Zealand	1,893,900	3,682,298
Norway--1.3%
SeaDrill	27,200	897,192
Poland--1.3%
KGHM Polska Miedz	26,500	956,544
Portugal--.9%
Portugal Telecom	171,200	646,501
Singapore--2.0%
Ascendas Real Estate Investment Trust	642,000	1,021,341
StarHub	161,000	404,811
		1,426,152
South Africa--3.5%
Growthpoint Properties	45,300	110,447
Kumba Iron Ore	38,700	2,393,081
		2,503,528
Spain--1.7%
ACS Actividades de Construccion y Servicios	6,900	114,498
Banco Santander	38,700	205,528
Telefonica	82,900	916,100
		1,236,126
Sweden--.4%
Ratos, Cl. B	19,200	169,548
Skanska, Cl. B	11,700	155,259
		324,807
Taiwan--4.6%
Acer	252,000	257,927

Compal Electronics	116,000	119,700
Farglory Land Development	55,000	88,909
Formosa Chemicals & Fibre	252,000	666,979
Formosa Plastics	82,000	214,560
Highwealth Construction	706,000	1,135,352
Nan Ya Plastics	150,000	263,334
U-Ming Marine Transport	362,000	556,681
		3,303,442
Thailand--.7%
Advanced Info Service	93,800	527,745
Turkey--2.7%
Ford Otomotiv Sanayi	95,000	822,764
Tupras Turkiye Petrol Rafinerileri	57,900	1,077,426
		1,900,190
United Kingdom--17.2%
BAE Systems	212,000	891,325
BP	68,700	418,119
British American Tobacco	40,224	1,896,048
GlaxoSmithKline	34,700	769,031
HSBC Holdings	53,300	418,530
ICAP	57,000	299,034
Man Group	1,528,700	1,717,535
Marks & Spencer Group	11,700	59,758
Resolution	166,300	494,402
Royal Dutch Shell, Cl. A	22,277	690,438
Royal Dutch Shell, Cl. B	11,700	374,793
RSA Insurance Group	1,366,000	2,080,000
SSE	34,700	707,530
Standard Life	271,300	855,901
TUI Travel	214,300	542,645
		12,215,089
United States--8.5%
iShares MSCI EAFE Index Fund	64,800	3,094,848
Vanguard MSCI EAFE ETF	100,000	2,951,000
		6,045,848
Total Common Stocks
(cost $74,075,924)		65,147,114

Preferred Stocks--4.4%
Brazil--2.3%
AES Tiete	82,000	1,105,883
Eletropaulo Metropolitana Eletricidade de Sao Paulo	47,400	564,048
		1,669,931
Germany--2.1%
ProSiebenSat.1 Media	22,200	465,560
RWE	29,800	992,682
		1,458,242
Total Preferred Stocks
(cost $3,790,696)		3,128,173

Other Investment--6.9%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,917,027)	4,917,027[b]	4,917,027
Total Investments (cost $82,783,647)	102.9%	73,192,314
Liabilities, Less Cash and Receivables	(2.9%)	(2,096,111)
Net Assets	100.0%	71,096,203

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciation on investments was $9,591,333 of which $445,253 related to appreciated investment securities and $10,036,586 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	28.2
Telecommunications	14.1
Consumer Discretionary	8.8
Exchange Traded Funds	8.5
Energy	8.3
Materials	8.3
Utilities	7.9
Industrial	7.1
Money Market Investment	6.9
Consumer Staples	2.9
Health Care	1.1
Information Technology	.8
102.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	62,229,439	-	-	62,229,439
Mutual Funds/Exchange Traded Funds	10,962,875	-	-	10,962,875

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.7%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	3,545,000		3,590,135
AmeriCredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	6,890,000		6,906,694
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	1,500,000		1,506,279
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,965,000		3,999,171
World Omni Auto Receivables Trust,
Ser. 2011-A, Cl. A3	1.11	5/15/15	6,250,000		6,272,271
					22,274,550
Commercial Mortgage Pass-Through Ctfs.--2.2%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000	a	2,383,842
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	244,604	a	244,522
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	4,210,238		4,212,945
Greenwich Capital Commercial
Funding, Ser. 2005-GG3, Cl. A2	4.31	8/10/42	1,301,823		1,301,162
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	161,863		164,780
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	8,670,000		8,899,044
UBS-Citigroup Commercial Mortgage
Trust, Ser. 2011-C1, Cl. A2	2.80	1/10/45	10,750,000		11,270,762
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	940,000		981,692

					29,458,749
Consumer Discretionary--2.9%
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000		10,375,091
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	8,110,000		8,534,210
News America,
Gtd. Notes	6.15	3/1/37	2,375,000		2,686,089
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000		11,133,341
Time Warner,
Gtd. Notes	4.00	1/15/22	6,125,000		6,498,839
					39,227,570
Consumer Staples--1.0%
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		8,028,522
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	b	5,866,590
					13,895,112
Energy--1.2%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	7,540,000		8,064,030
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	6,825,000		7,317,751
					15,381,781
Entertainment & Gaming--.9%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,640,000	b	1,548,783
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,420,000	b	1,360,729
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,951,000	b	1,842,485
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	6,231,000	b	6,369,602
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	1,130,000	b	1,220,400

				12,341,999
Financial--15.5%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	9,360,000	9,702,061
Bank of America,
Sub. Notes	5.49	3/15/19	19,975,000	20,068,483
BankAmerica Institutional Capital
A, Gtd. Cap. Secs.	8.07	12/31/26	6,775,000b	6,842,750
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	9,290,000	10,015,967
BBVA US Senior,
Gtd. Notes	3.25	5/16/14	6,600,000	6,336,297
Bear Stearns,
Sub. Notes	5.55	1/22/17	5,231,000	5,675,034
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000	9,479,050
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	7,185,000	7,583,732
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000	6,971,847
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,395,722
General Electric Capital,
Sub. Notes	5.30	2/11/21	12,835,000	14,312,232
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000	8,158,396
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	10,510,000	11,359,187
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	6,720,000	6,451,200
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	5,853,000	6,233,445
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	9,015,000	9,739,968
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000	8,741,211

Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,590,000	9,467,651
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,056,000	5,262,027
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000	7,725,507
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	6,335,000	6,849,459
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	9,115,000	9,362,017
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,520,000	10,056,948
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000	7,017,364
				206,807,555
Foreign/Governmental--1.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000	6,871,250
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,684,980
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000	7,429,845
				15,986,075
Health Care--1.1%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000	8,831,402
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.25	8/15/16	5,335,000	5,557,864
				14,389,266
Industrial--1.7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000	11,059,856
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	10,415,000	11,102,973
				22,162,829
Information Technology--1.5%

Hewlett-Packard,
Sr. Unscd. Notes	2.60	9/15/17	3,860,000	3,813,862
Hewlett-Packard,
Sr. Unscd. Notes	3.30	12/9/16	2,805,000	2,898,345
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	12,638,864
				19,351,071
Materials--1.1%
CRH America,
Gtd. Notes	5.30	10/15/13	7,100,000	7,418,655
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000	7,071,399
				14,490,054
Municipal Bonds--6.0%
California,
GO (Build America Bonds)	7.30	10/1/39	11,215,000	14,240,134
Chicago,
GO	7.78	1/1/35	6,460,000	8,883,469
Illinois,
GO	4.42	1/1/15	4,935,000	5,189,646
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	13,725,000	18,627,021
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	5,340,000	6,193,492
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	8,145,000	11,619,006
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000	6,293,207
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	8,010,000	8,188,303

				79,234,278
Telecommunications--2.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000	9,120,502
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000	7,434,212
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000	8,315,984
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,755,000	12,748,848
				37,619,546
U.S. Government Agencies--.1%
Federal National Mortgage
Association, Notes	3.00	9/16/14	1,480,000c	1,569,590
U.S. Government Agencies/Mortgage-Backed--34.8%
Federal Home Loan Mortgage Corp.:
3.00%			22,015,000c,d	23,002,234
4.00%, 11/1/40 - 1/1/41			20,600,503c	21,897,904
4.50%, 5/1/39 - 11/1/41			74,541,814c	81,121,791
5.00%, 6/1/28 - 7/1/40			27,927,224c	30,274,531
5.50%, 12/1/37 - 12/1/38			21,908,703c	23,884,643
6.00%, 5/1/38			4,902,322c	5,402,768
Federal National Mortgage Association:
3.50%			17,665,000c,d	18,545,489
3.32%, 4/1/41			12,741,039a,c	13,380,387
3.50%, 1/1/26 - 12/1/41			48,647,152c	51,465,391
4.00%, 9/1/24 - 4/1/42			65,305,261c	69,906,597
4.50%, 3/1/23 - 4/1/41			24,492,540c	26,360,488
5.00%, 12/1/21 - 2/1/41			20,126,716c	21,999,299
5.50%, 2/1/38 - 5/1/38			25,587,265c	28,043,923
6.00%, 4/1/33 - 10/1/38			21,875,126c	24,320,259
REMIC, Ser. 2003-64,
Cl. BC, 5.50%, 3/25/30			3,958,121c	4,009,349
Government National Mortgage Association I;
5.00%, 11/15/34 - 1/15/39			16,946,652	18,799,852
				462,414,905

U.S. Government Securities--21.9%
U.S. Treasury Inflation Protected Securities:
Bonds 2.38%, 1/15/27			14,346,030e,f	19,537,500
Notes, 0.63%, 7/15/21			8,247,162e,f	9,260,020
Notes, 1.38%, 7/15/18			12,650,451e,f	14,595,458
Notes, 1.38%, 1/15/20			10,308,352e	12,113,921
Notes, 2.38%, 1/15/17			14,363,089e,f	16,724,021
U.S. Treasury Notes:
0.25%, 1/15/15			15,500,000f	15,470,938
0.38%, 4/15/15			15,500,000f	15,513,330
0.63%, 7/15/14			1,225,000f	1,233,710
0.75%, 12/15/13			1,740,000	1,753,321
0.75%, 6/15/14			19,500,000f	19,685,855
0.88%, 12/31/16			4,000,000f	4,047,188
1.00%, 1/15/14			10,000,000f	10,119,140
1.25%, 2/15/14			9,975,000f	10,141,772
1.25%, 3/15/14			32,355,000f	32,927,554
1.25%, 4/30/19			26,000,000f	26,424,528
1.38%, 2/28/19			19,000,000f	19,509,143
1.50%, 6/30/16			3,140,000f	3,260,695
1.50%, 7/31/16			12,500,000f	12,985,350
1.75%, 7/31/15			14,560,000f	15,176,529
2.00%, 11/15/21			16,155,000f	16,850,424
2.00%, 2/15/22			13,325,000f	13,865,289
				291,195,686
Utilities--1.3%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	4,750,000b	5,156,624
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000	5,316,352
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	5,785,000	6,726,202
				17,199,178
Total Bonds and Notes
(cost $1,238,126,538)				1,314,999,794

Other Investment--3.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $50,425,837)	50,425,837[g]	50,425,837
Total Investments (cost $1,288,552,375)	102.7%	1,365,425,631
Liabilities, Less Cash and Receivables	(2.7%)	(35,311,026)
Net Assets	100.0%	1,330,114,605

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities were valued at $30,207,963 or 2.3% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $249,788,787 and the value of the collateral held by the fund was $255,190,033, consisting of U.S. Government and agency securities.
g	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $76,873,256 of which $79,077,648 related to appreciated investment securities and $2,204,392 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	56.8
Corporate Bonds	31.0
Municipal Bonds	6.0
Money Market Investments	3.8
Asset/Mortgage-Backed	3.9
Foreign/Governmental	1.2
102.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	22,274,550	-	22,274,550
Commercial Mortgage-Backed	-	29,458,749	-	29,458,749
Corporate Bonds+	-	412,865,961	-	412,865,961
Foreign Government	-	15,986,075	-	15,986,075
Municipal Bonds	-	79,234,278	-	79,234,278
Mutual Funds	50,425,837	-	-	50,425,837
U.S. Government Agencies/Mortgage-Backed	-	463,984,495	-	463,984,495

U.S. Treasury	-	291,195,686	-	291,195,686
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Funds Trust - BNY Mellon Corporate Bond Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.7%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary--8.0%
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	1,000,000		1,052,307
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	1,000,000		1,130,840
News America,
Gtd. Notes	4.50	2/15/21	2,750,000		2,981,314
Rensselaer Polytechnic Institute,
Unscd. Notes	5.60	9/1/20	1,000,000		1,151,823
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	2,500,000		2,638,232
Time Warner,
Gtd. Notes	4.00	1/15/22	2,750,000		2,917,846
					11,872,362
Consumer Staples--7.7%
Beam,
Sr. Unscd. Notes	3.25	5/15/22	1,000,000		1,006,235
Coca-Cola,
Sr. Unscd. Note	1.65	3/14/18	300,000		304,730
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,000,000		2,046,446
Kraft Foods,
Sr. Unscd. Notes	1.63	6/4/15	2,000,000	a	2,026,370
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	2,250,000		2,250,000
Kroger,
Sr. Unscd. Notes	3.40	4/15/22	2,000,000		1,990,818
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,750,000	a	1,830,041
					11,454,640
Energy--5.0%
Devon Energy,
Sr. Unscd. Notes	1.88	5/15/17	2,500,000		2,496,465
Nabors Industries,
Gtd. Notes	4.63	9/15/21	2,500,000		2,609,133
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,250,000		1,340,247
Plains All American Pipeline,
Sr. Unscd. Notes	3.65	6/1/22	1,000,000		1,014,262
					7,460,107
Financial--41.2%
American Express Credit Card,
Sr. Unscd. Notes	2.38	3/24/17	1,750,000		1,774,659
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	2,250,000		2,472,761
Bank of America,

Sr. Unscd. Notes	3.88	3/22/17	500,000		498,894
Bank of America,
Sub. Notes	5.49	3/15/19	1,000,000		1,004,680
BankAmerica Institutional Capital
A, Gtd. Cap. Secs.	8.07	12/31/26	750,000	a	757,500
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	2,000,000		1,920,090
Bear Stearns,
Sub. Notes	5.55	1/22/17	2,500,000		2,712,213
Berkshire Hathaway Finance,
Gtd. Notes	1.60	5/15/17	1,000,000		1,005,460
Blackrock,
Sr. Unscd. Notes	1.38	6/1/15	3,000,000		3,014,835
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	2,500,000		2,614,513
Camden Property Trust,
Sr. Unscd. Note	5.00	6/15/15	1,015,000		1,093,901
Citigroup,
Sub. Notes	5.00	9/15/14	1,500,000		1,534,523
Citigroup,
Sub. Notes	5.50	2/15/17	1,250,000		1,289,206
Ford Motor Credit,
Sr. Unscd. Notes	2.75	5/15/15	3,000,000		3,052,275
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,750,000		3,066,509
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	2,500,000		2,464,398
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	2,500,000		2,701,995
International Lease Finance,
Sr. Unscd. Notes	4.88	4/1/15	250,000		246,513
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	1,675,000		1,608,000
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	1,075,000		1,144,875
John Deere Capital,
Unscd. Note	2.25	4/17/19	1,200,000		1,230,572
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,500,000		2,903,213
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	1,500,000		1,620,627
Massmutual Global Funding,
Sr. Scd. Notes	2.00	4/5/17	600,000	a	607,615
Morgan Stanley,
Sub. Notes	4.75	4/1/14	2,750,000	b	2,714,915
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,000,000		2,165,524
Royal Bank of Canada,
Sr. Unscd. Notes	1.15	3/13/15	250,000		250,639
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	2,750,000		2,824,525
Simon Property Group,

Sr. Unscd. Notes	3.38	3/15/22	1,000,000		1,013,853
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	1,250,000		1,489,362
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	1,750,000		1,852,245
UDR,
Gtd. Notes, Ser. 0001	4.63	1/10/22	2,250,000		2,403,124
Wachovia,
Sub. Notes	5.25	8/1/14	1,500,000		1,604,907
WEA Finance,
Gtd. Notes	7.13	4/15/18	2,000,000	a	2,386,554
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	250,000		275,977
					61,321,452
Health Care--4.6%
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	2,500,000		2,623,045
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	1,750,000		2,098,969
Kaiser Foundation Hospitals,
Sr. Unscd. Notes	3.50	4/1/22	2,000,000		2,087,088
					6,809,102
Industrial--9.2%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	2,000,000		1,999,974
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	1,000,000		1,033,975
Daimler Finance,
Gtd. Notes	2.40	4/10/17	750,000	a	758,405
Republic Services,
Gtd. Notes	3.55	6/1/22	3,000,000		3,046,695
Textron,
Sr. Unscd. Notes	4.63	9/21/16	2,750,000		2,981,206
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	1,000,000		1,040,603
Waste Management,
Gtd. Notes	4.75	6/30/20	2,500,000		2,820,037
					13,680,895
Information Technology--5.6%
Altera,
Sr. Unscd. Notes	1.75	5/15/17	1,000,000		1,008,287
Hewlett-Packard,
Sr. Unscd. Notes	2.60	9/15/17	2,750,000		2,717,129
IBM,
Sr. Unscd. Notes	0.55	2/6/15	2,000,000		1,989,656
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	2,000,000		2,428,216
Xerox,
Sr. Unscd. Notes	1.87	9/13/13	250,000	c	251,859
					8,395,147
Materials--3.8%
CRH America,

Gtd. Notes	4.13	1/15/16	250,000		256,574
CRH America,
Gtd. Notes	6.00	9/30/16	500,000		550,837
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	2,750,000		2,934,858
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	1,250,000		1,249,364
Vale Overseas,
Gtd. Notes	4.38	1/11/22	600,000		602,744
					5,594,377
Municipal Bonds--2.1%
California
GO (Various Purpose)	5.25	4/1/14	500,000		536,035
California,
GO (Various Purpose)	5.45	4/1/15	1,025,000		1,131,764
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	600,000		695,898
Metropolitan Transportation
Authority, Transportation
Revenue (Build America Bonds)	5.37	11/15/21	185,000		212,278
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	4.25	1/1/16	300,000		312,093
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	250,000		255,565
					3,143,633
Telecommunication Services--8.8%
America Movil,
Gtd. Notes	5.63	11/15/17	2,000,000		2,339,572
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	2,000,000		2,285,840
Centurylink,
Sr. Unscd. Notes	5.80	3/15/22	1,000,000		988,523
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	1,500,000		1,743,317
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	2,500,000		2,212,875
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	2,000,000		2,370,776
Vivendi,
Sr. Unscd. Notes	2.40	4/10/15	1,250,000	a	1,239,905
					13,180,808
Utilities--3.7%
CMS Energy Corp.,
Sr. Unscd. Notes	5.05	3/15/22	1,000,000		1,040,932
CMS Energy,
Sr. Unscd. Notes	4.25	9/30/15	1,000,000		1,047,363
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,129,718
Northeast Utilities,
Sr. Unscd. Notes	1.22	9/20/13	300,000	c	301,117

PSEG Power,
Gtd. Notes	2.75	9/15/16	1,000,000	1,034,957
				5,554,087
Total Bonds and Notes
(cost $148,224,029)				148,466,610

Other Investment--1.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,669,639)			1,669,639 [d]	1,669,639
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,550,000)			2,550,000 [d]	2,550,000
Total Investments (cost $152,443,668)			102.5%	152,686,249
Liabilities, Less Cash and Receivables			(2.5%)	(3,742,238)
Net Assets			100.0%	148,944,011

GO-General Obligation

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities were valued at $7,580,020 or 5.1% of net assets.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $2,468,105 and the value of the collateral held by the fund was $2,550,000.
c	Variable rate security--interest rate subject to periodic change.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $242,581 of which $1,034,877 related to appreciated investment securities and $792,296 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	97.6
Money Market Investments	2.8
Municipal Bonds	2.1
102.5

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	145,322,977	-	145,322,977
Municipal Bonds	-	3,143,633	-	3,143,633
Mutual Funds	4,219,639	-	-	4,219,639
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.0%	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary--4.6%
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,936,055
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000	4,722,641
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,260,000	6,113,230
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	6,075,000	6,869,853
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,225,000	7,624,492
Time Warner,
Gtd. Notes	4.00	1/15/22	4,930,000	5,230,903
Wal-Mart Stores,
Sr. Unscd. Notes	2.80	4/15/16	7,920,000	8,460,128
				44,957,302
Consumer Staples--3.0%
Diageo Capital,
Gtd. Notes	1.50	5/11/17	2,345,000	2,346,660
Diageo Finance,
Gtd. Notes	5.50	4/1/13	2,080,000	2,164,962
Dr. Pepper Snapple Group,
Gtd. Notes	2.90	1/15/16	3,250,000	3,407,566
Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000	7,540,769
Kroger,
Sr. Unscd. Notes	2.20	1/15/17	3,495,000	3,554,233
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	5,450,700
Pernod-Ricard,

Sr. Unscd. Notes	4.45	1/15/22	4,100,000	a	4,287,526
					28,752,416
Entertainment & Gaming--.9%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,222,000	a	1,154,032
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	699,000	a	669,824
Agua Caliente Band of Cahuilla
prici Indians, Sr. Scd. Notes	6.44	10/1/16	1,489,000	a	1,406,182
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	4,375,000	a	4,472,317
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	765,000	a	826,200
					8,528,555
Financial--17.5%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	3,650,000		3,770,921
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	6,105,000		6,328,107
Bank of America,
Sub. Notes	5.42	3/15/17	45,000		45,458
BankAmerica Institutional Capital
A, Gtd. Cap. Secs.	8.07	12/31/26	4,975,000	a	5,024,750
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	6,900,000		7,439,200
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	4,800,000		4,608,216
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,795,000		5,202,024
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000		5,415,054
Citigroup,
Sub. Notes	5.00	9/15/14	7,780,000		7,959,057
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000		3,076,189
Comerica,

Sr. Unscd. Notes	3.00	9/16/15	4,000,000	4,129,420
Ford Motor Credit,
Sr. Unscd. Notes	2.75	5/15/15	2,500,000	2,543,562
General Electric Capital,
Sr. Unscd. Notes	1.88	9/16/13	8,375,000	8,467,854
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,955,000	2,180,009
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	7,780,000	7,995,459
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	5,860,000	6,008,352
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	2,956,000	3,194,839
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	4,930,000	4,732,800
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	4,300,000	4,579,500
John Deere Capital,
Sr. Unscd. Notes	1.25	12/2/14	3,000,000	3,038,373
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	6,400,000	6,557,734
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	5,240,600
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000	5,908,643
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	3,630,000	3,777,919
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	15,935,000	18,943,098
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	5,126,878
Rabobank Nederland,
Gtd. Notes	2.13	10/13/15	4,765,000	4,804,912
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	5,260,000	5,402,546
Simon Property Group,

Sr. Unscd. Notes	4.20	2/1/15	6,682,000	7,128,645
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,650,000	3,863,255
Wachovia,
Sub. Notes	5.25	8/1/14	6,210,000	6,644,315
				169,137,689
Foreign/Governmental--1.6%
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,211,364
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	6,405,939
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	7,446,990
				15,064,293
Health Care--3.1%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000	3,418,023
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000	7,304,413
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	7,046,491
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	5,118,617
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	7,090,000	7,600,125
				30,487,669
Industrial--3.1%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	2,000,000	1,998,106
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000	6,615,206
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000	3,365,672
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	4,860,000	5,052,033
Stanford University,

Bonds	4.75	5/1/19	5,000,000	5,966,255
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,310,282
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	3,705,000	4,307,792
				29,615,346
Information Technology--2.2%
FISERV,
Gtd. Notes	3.13	6/15/16	5,000,000	5,178,295
Intel,
Sr. Unscd. Notes	1.95	10/1/16	7,180,000	7,438,423
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	8,498,756
				21,115,474
Materials--1.2%
CRH America,
Gtd. Notes	5.30	10/15/13	4,784,000	4,998,711
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,245,000	6,664,795
				11,663,506
Municipal Bonds--4.5%
California,
GO (Various Purpose)	5.45	4/1/15	4,550,000	5,023,928
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000	3,743,966
Illinois,
GO	4.42	1/1/15	3,225,000	3,391,410
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	14,370,000	16,666,757
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	9,020,000	9,211,946
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	5,830,000	5,959,776
				43,997,783

Telecommunications--2.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	3,400,000		3,885,928
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,934,000		5,386,255
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	6,635,000		6,410,087
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000		8,938,571
					24,620,841
U.S. Government Agencies--4.1%
Federal Farm Credit Bank,
Bonds	1.99	3/26/18	7,000,000		7,059,633
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000		7,165,395
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000		7,812,667
Federal National Mortgage
Association, Notes	3.00	9/16/14	4,895,000	b	5,191,314
Federal National Mortgage
Association, Notes	4.38	7/17/13	12,055,000	b	12,610,735
					39,839,744
U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp.;
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			157,587	b	162,953
U.S. Government Securities--48.0%
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 7/15/21			13,869,070	c,d	15,572,372
Notes, 1.38%, 7/15/18			8,274,108	c,d	9,546,252
Notes, 2.38%, 1/15/17			15,807,358	c,d	18,405,692
U.S. Treasury Notes:
0.25%, 5/15/15			2,000,000	d	1,994,376
0.38%, 11/15/14			15,000,000	d	15,023,445
0.63%, 7/15/14			19,610,000	d	19,749,427
0.75%, 3/31/13			1,250,000	d	1,256,006

0.75%, 9/15/13	3,025,000	3,045,207
0.75%, 12/15/13	10,500,000d	10,580,388
0.75%, 6/15/14	11,250,000d	11,357,224
0.88%, 12/31/16	4,500,000d	4,553,087
0.88%, 1/31/17	22,750,000d	23,014,833
0.88%, 2/28/17	21,350,000d	21,598,535
0.88%, 4/30/17	19,000,000d	19,204,839
1.00%, 9/30/16	6,250,000d	6,362,306
1.25%, 2/15/14	12,500,000d	12,708,988
1.25%, 3/15/14	3,305,000d	3,363,485
1.25%, 4/15/14	6,000,000d	6,109,218
1.50%, 6/30/16	10,175,000	10,566,107
1.50%, 3/31/19	7,290,000d	7,534,900
1.75%, 7/31/15	2,280,000d	2,376,544
2.00%, 2/15/22	16,000,000d	16,648,752
2.13%, 11/30/14	19,000,000d	19,847,590
2.13%, 2/29/16	18,500,000d	19,620,120
2.13%, 8/15/21	9,670,000d	10,220,736
2.38%, 9/30/14	17,930,000d	18,798,493
2.38%, 10/31/14	18,250,000d	19,152,517
2.38%, 7/31/17	6,500,000d	7,040,819
2.63%, 1/31/18	5,250,000d	5,781,972
2.63%, 8/15/20	2,430,000d	2,690,085
2.63%, 11/15/20	7,470,000d	8,259,601
3.13%, 5/15/19	3,885,000d	4,445,897
3.13%, 5/15/21	5,500,000d	6,299,651
3.25%, 7/31/16	7,135,000	7,920,963
3.38%, 11/15/19	7,000,000d	8,153,362
3.50%, 5/15/20	8,000,000d	9,406,248
3.75%, 11/15/18	2,405,000d	2,838,465
4.25%, 8/15/13	37,430,000d	39,243,034
4.25%, 11/15/13	27,510,000d	29,106,873
4.50%, 11/15/15	4,070,000d	4,633,760
		464,032,169
Utilities--.7%
Duke Energy Carolinas,

First Mortgage Bonds	1.75	12/15/16	3,010,000	3,092,814
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000	3,787,772
				6,880,586
Total Bonds and Notes
(cost $894,719,036)				938,856,326

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,197,324)			23,197,324 [e]	23,197,324
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,360,999)			2,360,999 [e]	2,360,999
Total Investments (cost $920,277,359)			99.7%	964,414,649
Cash and Receivables (Net)			.3%	3,246,354
Net Assets			100.0%	967,661,003

BAN - Bond Anticipation Note
GO - General Obligations
REMIC - Real Estate Mortgage Investment Conduit
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities were valued at $17,840,831 or 1.8% of net assets.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $396,960,743 and the value of the collateral held by the fund was $406,102,439, consisting of cash collateral of $2,360,999 and
U.S. Government and agency securities valued at $403,741,440.
e	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $44,137,290 of which $47,851,847 related to appreciated investment securities and $3,714,557 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	52.1
Corporate Bonds	38.8
Municipal Bonds	4.5
Foreign/Governmental	1.6
Money Market Investments	2.7
99.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	375,759,384	-	375,759,384
Foreign Government	-	15,064,293	-	15,064,293
Municipal Bonds	-	43,997,783	-	43,997,783
Mutual Funds	25,558,323	-	-	25,558,323
U.S. Government Agencies/Mortgage-Backed	-	40,002,697	-	40,002,697

U.S. Treasury	-	464,032,169	-	464,032,169
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

pricing service (the “Service”) approved by the Board of Trustees.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.1%	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial Services--4.4%
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,635,000		1,943,644
U.S. Government Agencies--14.7%
Federal Farm Credit Bank,
Bonds, Ser. 1	1.18	6/6/14	1,000,000		1,000,111
Federal Farm Credit Bank,
Bonds	1.99	3/26/18	1,000,000		1,008,519
Federal Home Loan Mortgage Corp.,
Notes	0.90	1/23/15	1,000,000	a	1,002,172
Federal Home Loan Mortgage Corp.,
Notes	1.10	8/8/14	1,000,000	a	1,001,234
Federal National Mortgage
Association, Notes	0.45	9/6/13	500,000	a	500,275
Federal National Mortgage
Association, Notes	0.75	12/19/14	1,000,000	a	1,007,260
Federal National Mortgage
Association, Notes	1.13	9/17/13	500,000	a	505,098
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000	a	472,126
					6,496,795
U.S. Government Agencies/Mortgage-Backed--1.8%
Government National Mortgage Association I:
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27			123,288		126,546
Ser. 2005-76, Cl. A, 3.96%,
5/16/30			241,652		247,395
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32			187,472		191,653
Ser. 2003-98, Cl. PD, 5.00%,
4/20/30			21,559		21,552
Ser. 2006-32, Cl. A, 5.08%,
1/16/30			200,642		201,260
Ser. 2004-50, Cl. C, 5.32%,
8/16/30			12,376	b	12,446
					800,852
U.S. Government Securities--78.2%
U.S. Treasury Bonds;
7.25%, 5/15/16			1,500,000		1,894,337
U.S. Treasury Inflation Protected Securities:
Notes, 1.38%, 7/15/18			21,270	c	24,540
Notes, 1.38%, 1/15/20			1,002,201	c	1,177,742
Notes, 2.38%, 1/15/17			2,128,876	c	2,478,810
Notes, 0.63%, 7/15/21			518,945	c	582,679
U.S. Treasury Notes:
0.25%, 12/15/14			1,250,000		1,247,851

0.25%, 1/15/15	1,250,000	1,247,656
0.38%, 11/15/14	1,250,000	1,251,954
0.50%, 10/15/14	1,250,000	1,255,860
0.63%, 7/15/14	2,000,000	2,014,220
0.88%, 12/31/16	1,000,000	1,011,797
1.38%, 11/30/15	250,000	257,930
1.50%, 7/31/16	1,000,000	1,038,828
2.00%, 11/15/21	1,000,000	1,043,047
2.00%, 2/15/22	1,545,000	1,607,645
2.13%, 8/15/21	1,000,000	1,056,953
2.38%, 5/31/18	1,530,000	1,665,668
2.50%, 3/31/15	1,250,000	1,325,098
2.50%, 4/30/15	3,000,000	3,184,689
2.63%, 8/15/20	1,000,000	1,107,031
3.13%, 1/31/17	1,250,000	1,391,993
3.13%, 5/15/21	1,000,000	1,145,391
3.50%, 5/15/20	1,250,000	1,469,726
3.63%, 2/15/20	500,000	592,149
4.50%, 11/15/15	2,000,000	2,277,032
5.13%, 5/15/16	1,000,000	1,179,610
		34,530,236
Total Bonds and Notes
(cost $41,779,171)		43,771,527

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $340,616)	340,616[d]	340,616
Total Investments (cost $42,119,787)	99.9%	44,112,143
Cash and Receivables (Net)	.1%	53,673
Net Assets	100.0%	44,165,816

a	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $1,992,356 of which $2,022,255 related to appreciated investment securities and $29,899 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	94.7
Corporate Bonds	4.4
Money Market Investment	.8
99.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,943,644	-	1,943,644
Mutual Funds	340,616	-	-	340,616
U.S. Government Agencies/Mortgage-Backed	-	7,297,647	-	7,297,647

U.S. Treasury	-	34,530,236	-	34,530,236

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--5.9%
CS First Boston Mortgage
Securities, Ser. 2003-CPN1,
Cl. A2	4.60	3/15/35	3,323,101		3,367,921
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AAB	5.60	3/12/44	4,524,088	a	4,627,481
Prudential Commercial Mortgage
Trust, Ser. 2003-PWR1, Cl. A2	4.49	2/11/36	8,743,000		8,902,332
					16,897,734
Municipal Bonds--3.8%
California,
GO (Various Purpose)	5.25	4/1/14	1,000,000		1,072,070
Illinois,
GO	4.42	1/1/15	1,700,000		1,787,720
New York City,
GO	5.13	12/1/15	1,100,000		1,254,649
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	2,960,000		3,022,989
University of California Regents,
General Revenue	0.82	7/1/14	3,000,000	a	2,999,910
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/1/13	840,000		849,047
					10,986,385
U.S. Government Agencies--20.5%
Federal Farm Credit Bank,
Bonds	0.50	6/23/15	3,500,000		3,487,841
Federal Farm Credit Bank,
Bonds, Ser. 1	1.18	6/6/14	10,500,000		10,501,166
Federal Home Loan Mortgage Corp.,
Notes	0.50	9/19/14	6,750,000	b	6,764,256
Federal Home Loan Mortgage Corp.,
Notes	0.90	1/23/15	10,750,000	b	10,773,349
Federal National Mortgage
Association, Notes	0.63	10/30/14	6,460,000	b, c	6,489,509
Federal National Mortgage
Association, Notes, Ser. 0001	0.70	4/30/15	4,250,000	b	4,249,418
Federal National Mortgage
Association, Notes	0.70	5/29/15	3,250,000	b	3,249,867
Federal National Mortgage
Association, Notes	0.75	12/19/14	7,000,000	b	7,050,820
Federal National Mortgage
Association, Notes	0.88	8/28/14	6,680,000	b	6,751,757
					59,317,983
U.S. Government Agencies/Mortgage-Backed--14.2%
Federal Home Loan Mortgage Corp.:
5.00%, 7/1/12			262,036	b	267,049
REMIC, Ser. 3689, Cl. AB,
2.00%, 12/15/27			1,004,296	b	1,015,412
REMIC, Ser. 2627, Cl. KW,
3.14%, 11/15/17			1,188,104	b	1,208,436
REMIC, Ser. 2625, Cl. JD,

3.25%, 7/15/17	105,277	b	105,563
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18	416,983	b	440,891
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16	1,886,472	b	1,965,283
REMIC, Ser. 2937, Cl. VC,
5.00%, 6/15/14	206,974	b	211,501
REMIC, Ser. 2707, Cl. PD,
5.00%, 11/15/17	102,048	b	102,449
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	39,627	b	41,837
Federal National Mortgage Association:
2.50%, 3/1/22	2,914,026	b	3,039,693
4.50%, 8/1/13	11,677	b	12,215
5.00%, 11/1/12 - 11/1/13	159,598	b	169,029
REMIC, Ser. 2003-65, Cl. CA,
3.75%, 7/25/18	665,714	b	676,949
REMIC, Ser. 2005-85,
Cl. AJ, 4.50%, 2/25/24	2,212,966	b	2,262,001
REMIC, Ser. 2008-23,
Cl. A, 4.50%, 10/25/22	1,079,662	b	1,128,984
REMIC, Ser. 2009-12, CI.
KA, 5.50%, 2/25/38	2,655,536	b	2,742,240
Government National Mortgage Association I:
Ser. 2012-22, Cl. AB,
1.66%, 3/16/33	992,460		1,005,724
Ser. 2010-159, Cl. A,
2.16%, 1/16/33	2,602,536		2,650,157
Ser. 2011-16, Cl. A, 2.21%,
11/16/34	2,781,748		2,836,120
Ser. 2010-100, Cl. A,
2.35%, 6/16/50	1,739,604		1,770,084
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	1,172,974		1,206,303
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	270,964		278,124
Ser. 2006-67, Cl. A, 3.95%,
11/16/30	423,551		429,734
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	378,765		387,766
Ser. 2009-19, Cl. AC,
4.22%, 3/16/34	1,537,172		1,567,977
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	4,888,705		4,997,716
Ser. 2003-98, Cl. PD,
5.00%, 4/20/30	64,676		64,656
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	382,254		383,432
Ser. 2007-13, Cl. B, 5.19%,
5/16/39	1,620,184		1,671,663
Ser. 2004-51, Cl. C, 5.25%,
7/16/28	1,130,872	a	1,149,268
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	37,128	a	37,339
Ser. 2007-56, Cl. NC, 5.75%,
9/20/36	5,000,000		5,220,672
			41,046,267
U.S. Government Securities--54.5%
U.S. Treasury Notes:

0.25%, 9/15/14	12,000,000c	11,987,820
0.25%, 12/15/14	13,500,000c	13,476,793
0.25%, 1/15/15	12,000,000c	11,977,500
0.25%, 2/15/15	12,500,000c	12,470,700
0.38%, 11/15/14	12,250,000c	12,269,147
0.38%, 4/15/15	12,000,000c	12,010,320
0.50%, 8/15/14	12,000,000c	12,055,320
0.50%, 10/15/14	11,750,000c	11,805,084
0.63%, 7/15/14	12,000,000c	12,085,320
0.75%, 6/15/14	12,000,000c	12,114,372
1.25%, 3/15/14	4,000,000	4,070,784
1.25%, 4/15/14	8,000,000c	8,145,624
1.75%, 7/31/15	10,000,000	10,423,440
2.50%, 3/31/15	12,000,000c	12,720,936
		157,613,160
Total Bonds and Notes
(cost $285,681,861)		285,861,529

Other Investment--.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,474,687)	2,474,687[d]	2,474,687
Total Investments (cost $288,156,548)	99.7%	288,336,216
Cash and Receivables (Net)	.3%	764,718
Net Assets	100.0%	289,100,934

BAN--Bond Anticipation Notes
GO--General Obligation
REMIC--Real Estate Mortagage Investment Conduit

a	Variable rate security--interest rate subject to periodic change.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $112,352,645 and the value of the collateral held by the fund was $114,778,749, consisting of U.S. Goverment & Agency securities.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $179,668 of which $559,149 related to appreciated investment securities and $379,481 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	89.2
Asset/Mortgage-Backed	5.9
Corporate Bonds	3.8
Money Market Investment	.8
99.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	16,897,734	-	16,897,734
Municipal Bonds	-	10,986,385	-	10,986,385
Mutual Funds	2,474,687	-	-	2,474,687
U.S. Government Agencies/Mortgage-Backed	-	100,364,250	-	100,364,250

U.S. Treasury	-	157,613,160	-	157,613,160

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.8%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,795,980
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,409,550
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,181,617
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,819,668
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	13,347,119
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,451,705
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,760,600
Alaska--1.4%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	5,000,000	5,648,400
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000	9,351,600
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/21	5,000,000	5,911,400
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/21	2,500,000	2,955,700
Arizona--3.9%
Arizona Board of Regents,

Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000		2,983,100
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000		1,190,140
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000		1,298,638
Arizona Transportation Board,
Highway Revenue	5.00	7/1/25	15,000,000		17,132,550
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,787,400
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/21	3,000,000		3,783,090
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/25	6,325,000		7,570,645
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/26	4,425,000		5,236,545
Phoenix,
GO	6.25	7/1/16	1,250,000		1,527,938
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000		6,546,360
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,462,645
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000		10,905,300
California--13.9%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	820,000	a	814,112
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000	b	5,233,500
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,208,980
California,
GO	5.00	11/1/12	95,000		95,302
California,
GO	0.88	5/1/15	7,500,000	c	7,507,500
California,
GO	5.50	6/1/20	115,000		115,409
California,
GO	5.25	11/1/26	10,500,000		11,061,120
California,
GO (Various Purpose)	4.00	10/1/15	7,050,000		7,718,481

California,
GO (Various Purpose)	5.00	9/1/21	2,700,000		3,262,194
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,018,950
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		13,807,362
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,653,550
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		8,988,985
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000	d	1,968,372
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	2,350,000		2,148,934
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	5.25	6/1/21	1,145,000		1,070,231
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		6,114,450
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		14,100,233
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		6,328,950
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/18	2,500,000		2,978,175
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		10,264,685
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,740,760
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000		4,063,225
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	d	79,985

California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000	2,538,400
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000	8,755,600
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,083,750
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000	4,070,920
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.00	6/1/24	1,500,000	1,559,805
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000	10,259,537
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000	2,352,080
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000	6,125,600
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	3,545,000	3,824,062
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,830,637
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000	590,289
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000	18,414,170

Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,780,332
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,389,360
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000	e	1,396,760
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000		1,557,195
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,068,173
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,556,518
Port of Oakland,
Revenue	5.00	5/1/20	3,000,000		3,412,020
Port of Oakland,
Revenue	5.00	5/1/21	2,785,000		3,164,651
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,101,744
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.90	6/1/34	8,000,000	c	5,683,520
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	200,000		200,734
Sacramento Municipal Utility
District, Electric Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	6,350,000		7,391,908
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,866,450
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,787,750
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000		418,580
Colorado--4.2%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,386,900
Colorado Health Facilities
Authority, Revenue (Catholic

Health Initiatives)	6.25	10/1/33	1,600,000		1,881,184
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	280,000		293,658
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)
(Prerefunded)	5.00	1/15/15	970,000	d	1,083,374
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.75	4/1/15	20,000		20,323
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	25,000		25,700
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.70	10/1/16	10,000		10,188
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.75	10/1/21	65,000		65,805
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	20,000		20,366
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		5,113,172
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,896,509
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,514,850
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,841,075
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	d	9,147,870
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	d	8,810,474
Northwest Parkway Public Highway

Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	d	13,081,418
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,765,000		3,099,952
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000		5,398,140
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,069,778
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,211,029
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,625,546
Connecticut--1.1%
Connecticut,
GO	5.00	5/15/23	12,500,000		15,408,500
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,853,220
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000		1,397,642
District of Columbia--.8%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.86	6/1/16	5,000,000	c	5,294,200
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,956,903
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,875,100
Florida--5.7%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,875,957
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,854,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		11,153,200
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	55,000		55,192
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,867,592

Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		3,992,263
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000		2,330,120
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		2,998,200
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/18	8,500,000		10,356,825
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000		2,873,475
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,676,400
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000	b	1,963,780
Orlando Utilities Commission,
Utility System Revenue	3.70	10/1/16	13,400,000	c	14,224,904
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		1,964,561
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	6,170,000		6,725,979
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,257,507
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,158,596
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	d	308,573
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	d	302,275
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	d	264,491
Sarasota County,

Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	d	913,123
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/19	5,725,000		6,260,116
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/20	3,000,000		3,276,030
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		6,233,750
Georgia--2.4%
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,043,650
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,199,520
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.) (Prerefunded)	5.75	1/1/14	5,000,000	d	5,393,950
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,096,770
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,970,505
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000		2,209,673
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	f	514,202
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		6,048,150
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,263,960
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000		6,254,273
Hawaii--1.0%
Hawaii,
GO	5.00	12/1/16	9,830,000		11,692,490
Hawaii,
GO	5.00	12/1/17	5,000,000		6,075,750
Idaho--.7%
University of Idaho Regents,

General Revenue	5.25	4/1/21	10,360,000	12,104,106
Illinois--5.4%
Chicago,
GO	5.00	1/1/20	5,000,000	5,959,350
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	5,000,000	5,370,500
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,282,427
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000	8,799,880
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,088,450
Illinois,
GO	5.00	8/1/18	16,000,000	18,119,840
Illinois,
GO	5.00	8/1/19	10,000,000	11,340,700
Illinois,
GO	5.00	9/1/19	7,500,000	8,063,775
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,679,100
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,748,700
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000	3,854,130
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000	11,257,000
Will County Forest Preserve
District, GO Unlimited Tax
Bonds	5.00	12/15/20	4,000,000	4,970,240
Indiana--.4%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,128,550
Indiana Finance Authority,
State Revolving Fund Program
Bonds	5.00	2/1/24	5,000,000	6,209,050
Kansas--2.7%
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/20	3,025,000	3,532,172

Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000		3,869,670
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/23	3,690,000		4,110,217
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/24	3,850,000		4,231,034
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/25	3,720,000		4,028,053
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000		10,029,128
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000		10,402,090
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000		5,370,267
Kentucky--.3%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	2,040,000		2,121,539
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000		2,182,716
Louisiana--2.7%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,375,000		5,022,631
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue	0.95	6/1/13	5,000,000	c	5,004,900
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	4,000,000		4,168,920
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000		6,042,520
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000		16,860,600
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,873,250

Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000		2,295,680
Maine--.2%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,450,000		2,566,301
Maryland--.4%
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000		6,110,142
Massachusetts--2.4%
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		4,269,416
Massachusetts,
GO	0.83	11/1/18	2,000,000	c	1,939,900
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	1,935,000		2,040,380
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	8,050,000		8,201,259
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/41	4,100,000		4,509,549
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,509,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000		5,896,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000		1,768,800
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		354,421
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		7,026,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	1,500,000		1,659,945
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000		302,484
Massachusetts Water Pollution
Abatement Trust, Water

Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	381,440
Michigan--.5%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	8,160,250
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,161,640
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	14,321,880
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,521,672
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	7,232,400
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	1,675,000	1,792,200
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	472,524
Missouri--.2%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	135,000	137,713
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	1,865,000	1,902,617
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000	1,359,650
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	565,000	566,904
Nebraska--.1%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	595,000	617,253
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,256,290
Nevada--1.6%

Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000		11,209,900
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		15,426,912
New Hampshire--.1%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000		1,069,390
New Jersey--5.5%
Essex County Improvement
Authority, Project
Consolidation Revenue (County
Guaranteed) (Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/24	12,725,000		16,259,241
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,192,500
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	d	5,883,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	d	5,883,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	d	5,883,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	d	2,941,875
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000		5,041,520
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	2.07	2/1/18	10,000,000	c	10,323,400
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	2,000,000	d	2,244,600

New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	1,000,000	d	1,123,480
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000		4,659,675
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,344,660
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000	e	4,515,500
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,851,450
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	18,500,000		19,353,775
New Mexico--.4%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000		1,093,360
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		6,120,550
New York--6.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,143,330
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000		1,007,351
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000		1,060,542
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,110,464
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,298,781
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000		5,706,850
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,842,450
Metropolitan Transportation

Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	15,393,240
New York City,
GO	5.13	12/1/24	5,000,000	5,963,650
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000	15,867,800
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,113,880
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000	235,860
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/24	5,000,000	6,080,350
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/25	3,000,000	3,603,720
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000	3,506,010
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,617,850
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,800,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,808,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,086,080
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000	6,100,035
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds

(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000		5,251,250
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	625,000		627,250
North Carolina--3.6%
Charlotte,
GO	5.00	4/1/13	1,000,000		1,040,460
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000		1,540,695
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000	g	9,108,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,050,000		9,264,423
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,867,350
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		20,187,180
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	1,415,000		1,456,700
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		6,292,055
Wake County,
LOR	5.00	1/1/24	5,955,000		7,208,468
Ohio--1.2%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,827,649
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	1,110,000		1,170,817
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	5.75	7/1/13	1,960,000	d	2,076,208
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	5.75	7/1/13	2,040,000	d	2,160,952
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)

(Prerefunded)	6.00	7/1/13	1,155,000	d	1,226,610
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	6.00	7/1/13	1,990,000	d	2,113,380
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	6.00	7/1/13	1,910,000	d	2,028,420
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000		3,649,931
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	625,000		664,825
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000		969,525
Oregon--1.5%
Oregon,
GO	5.00	11/1/18	5,000,000		6,210,450
Oregon,
GO	5.00	11/1/19	5,000,000		6,311,200
Oregon,
GO	5.00	11/1/20	3,100,000		3,940,844
Oregon,
GO (Oregon Department of
Transportation Project)	5.00	5/1/17	7,565,000		9,089,347
Pennsylvania--1.3%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000		1,822,921
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000		5,867,300
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000		2,352,034
Pittsburgh,
GO	5.00	9/1/25	10,000,000		11,516,600
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000		826,283
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000		258,185

South Carolina--.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000		3,741,600
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	350,000		369,670
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000		1,075,500
Tennessee--.7%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000		11,948,500
Texas--9.4%
Dallas and Fort Worth,
Joint Revenue Improvement
Bonds (Dallas/Fort Worth
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	380,000		383,944
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,229,000
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,788,000
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/25	4,000,000		4,319,320
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		16,768,205
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000		6,024,400
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		6,058,400
Houston,
Public Improvement GO
(Insured; AMBAC)	5.00	3/1/18	5,190,000		5,898,279
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,818,012
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	e	1,460,858

Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/15	1,135,000		1,267,012
Lower Colorado River Authority,
Revenue	5.00	5/15/16	15,000		17,557
Lower Colorado River Authority,
Revenue	5.00	5/15/16	35,000		41,086
Lower Colorado River Authority,
Revenue	5.00	5/15/16	13,950,000		16,158,145
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/21	7,615,000	g	8,710,799
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000	e	3,218,631
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,950,400
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/25	10,000,000		11,242,000
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	960,000		961,440
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,595,449
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000		8,610,450
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	10,000,000		10,470,500
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		17,646,150
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,295,685
Utah--1.9%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	4.00	7/1/21	6,005,000		7,077,133
Utah,
GO	5.00	7/1/20	20,000,000		25,466,800
Vermont--.1%
Burlington,
Electric Revenue (Insured;
National Public Finance

Guarantee Corp.)	6.25	7/1/12	2,500,000		2,511,875
Virginia--3.7%
Virginia,
GO	5.00	6/1/23	5,490,000		6,892,860
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000		8,625,610
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/20	5,000,000		6,210,450
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000		2,791,448
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000		13,823,448
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	4,070,000		4,807,362
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000		10,267,228
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000		8,655,113
Washington--1.5%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000	g	13,702,624
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/13	1,000,000		1,004,410
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000		6,307,481
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000		4,371,715
West Virginia--.4%
Monongalia County Building
Commission, HR (Monongalia

General Hospital)	5.25	7/1/20	3,395,000	3,615,166
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	1,040,900
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,706,340
Wisconsin--1.2%
Wisconsin,
GO	5.00	5/1/20	5,800,000	6,892,720
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	13,313,295
U.S. Related--4.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/19	5,715,000	6,470,466
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,456,328
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000	5,744,000
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000	5,540,700
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	4,318,319
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,211,900
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,225,040
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	5.00	12/15/22	5,000,000	5,471,650
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/14	1,000,000	1,069,460
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	995,000	1,089,107
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	5,000	5,766
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	5,000	6,015
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000	2,214,450
Puerto Rico Public Buildings

Authority, Government
Facilities Revenue	5.75	7/1/17	1,940,000		2,200,988
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/17	5,000		6,238
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	2,500,000		2,735,625
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	b	11,302,390
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	b	2,182,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	12,650,000		14,266,670
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,951,625
Total Long-Term Municipal Investments
(cost $1,554,807,739)					1,684,094,688
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.19	6/1/12	1,200,000	h	1,200,000
Florida--.1%
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Co.)	0.17	6/1/12	1,400,000	h	1,400,000
Massachusetts--.3%
Massachusetts,
GO Notes (Consolidated Loan)	0.63	6/7/12	5,000,000	h	5,000,400
Missouri--.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.19	6/1/12	1,600,000	h	1,600,000
Ohio--.2%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.23	6/1/12	2,200,000	h	2,200,000
Ohio University,

General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	2.00	6/7/12	2,660,000h	2,660,000
Total Short-Term Municipal Investments
(cost $14,060,000)				14,060,400
Total Investments (cost $1,568,867,739)			99.9%	1,698,155,088
Cash and Receivables (Net)			.1%	1,569,091
Net Assets			100.0%	1,699,724,179

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, this security was valued at $814,112 or 0.05% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Variable rate security--interest rate subject to periodic change.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Non-income producing--security in default.
g	Purchased on a delayed delivery basis.
h	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $129,287,349 of which $130,270,152 related to appreciated investment securities and $982,803 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in lieu Of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(45,538,750)	September 2012	(366,563)

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,698,155,088	-	1,698,155,088
Liabilities ($)
Other Financial Instruments:
Futures+	(366,563)	-	-	(366,563)
+ Amount shown represents unrealized (depreciation) at period end.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.5%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000	1,103,630
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000	1,369,918
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000	3,011,040
Alaska--.7%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,555,879
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/14	2,000,000	2,133,360
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,500,000	2,824,200
Arizona--4.5%
Arizona Health Facilities
Authority, Health Facility
Revenue (Catholic Healthcare
West)	5.00	7/2/12	4,000,000	4,015,680
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)	5.50	9/1/13	3,300,000	3,506,943
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/12	1,275,000	1,290,274
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/13	10,950,000	11,568,565
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	2,165,000	2,369,268
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/15	9,380,000	10,637,389
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000	5,856,250
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/16	2,300,000	2,698,958

Scottsdale,
GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,155,580
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,000,000	5,452,650
California--6.0%
California,
GO (Economic Recovery)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	6,820,000	7,485,291
California,
GO (Various Purpose)	4.00	10/1/15	10,000,000	10,948,200
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000	11,557,100
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,506,075
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	3,000,000	3,012,150
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/15	1,000,000	1,128,500
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000	3,030,450
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.00	9/2/14	4,000,000	4,033,560
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	870,000	909,742
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Company) (Insured; XLCA)	4.10	4/1/13	1,000,000	1,029,300
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,080,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000	4,072,880
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	5,000,000	5,242,750
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding

- CHF - Irvine, L.L.C.)	4.00	5/15/13	600,000		616,200
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/14	900,000		940,707
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,219,081
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,553,182
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,498,600
Mount San Antonio Community
College District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/15	2,000,000		2,015,340
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	a	1,115,510
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000		1,019,440
Colorado--1.3%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000		5,328,250
Denver City and County,
Airport System Revenue	4.00	11/15/14	1,310,000		1,406,914
Denver City and County,
GO Medical Facilities Bonds	5.00	8/1/15	7,620,000		8,029,194
Connecticut--2.9%
Connecticut,
GO (Economic Recovery)	5.00	1/1/14	10,010,000		10,743,433
Connecticut,
GO (Economic Recovery)	5.00	1/1/16	8,425,000		9,725,820
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/16	2,900,000		3,448,042
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	1.25	9/3/13	2,600,000		2,617,680
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)

(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000	1,194,415
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	2.50	2/12/15	5,000,000	5,265,650
Delaware--.3%
Delaware,
GO	5.00	10/1/13	3,275,000	3,484,436
Florida--6.7%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/13	10,000,000	10,452,900
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/13	6,100,000	6,401,279
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,295,955
Florida Department of Management
Services, Florida Facilities
Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000	1,926,616
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	4,060,000	4,260,361
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	11,153,200
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000	5,501,500
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/16	10,000,000	11,720,000
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000	3,152,580
Fort Pierce Utilities Authority,
Utilities Revenue (Insured;
AMBAC)	5.00	10/1/15	4,640,000	4,877,707
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/14	1,250,000	1,339,800
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,088,990
Orange County School Board,
COP (Master Lease Purchase
Agreement)	5.00	8/1/15	1,500,000	1,688,595
Orlando,
Waste Water System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.00	10/1/14	3,025,000	3,262,190

Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,596,000
Georgia--2.3%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/15	5,000,000	5,676,050
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000	5,043,650
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000	1,785,151
Georgia,
GO	4.00	7/1/13	5,000,000	5,207,450
Georgia,
GO	5.00	7/1/15	5,000,000	5,695,000
Georgia Environmental Loan
Acquisition Corporation, Local
Government Loan Securitization
Revenue (Loan Pool)	2.40	3/15/16	2,530,000	2,614,097
Illinois--3.8%
Chicago,
Second Lien Passenger Facility
Charge Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.50	1/1/14	500,000	501,835
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000	4,460,583
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,212,820
Chicago Park District,
GO Limited Tax Bonds (Insured;
AMBAC)	5.00	1/1/16	2,100,000	2,282,994
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	4,101,278
Illinois,
GO	5.00	1/1/14	1,415,000	1,519,851
Illinois,
GO	5.00	1/1/14	4,585,000	4,862,255
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/16	7,500,000	8,300,250
Illinois Finance Authority,
SWDR (Waste Management, Inc.
Project)	1.13	10/1/12	2,000,000	2,006,320
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO

(Insured; XLCA)	5.00	12/1/17	3,145,000		3,503,593
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	8,330,000		9,172,829
Indiana--1.4%
Indiana Finance Authority,
Second Lien Water Utility
Revenue (Citizens Energy Group
Project)	3.00	10/1/14	2,000,000		2,089,560
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.50	8/1/14	2,000,000		2,039,560
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,534,075
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	1.70	9/1/14	1,500,000		1,537,095
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000	a	1,098,250
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,254,160
Iowa--.1%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000		1,056,160
Kentucky--1.2%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000		9,021,024
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,210,000		4,248,606
Louisiana--1.1%
Louisiana,
GO	0.97	7/15/14	5,000,000	b	5,006,450
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000		2,018,980
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	5,000,000		5,829,900
Maryland--1.0%
Anne Arundel County,
Consolidated General
Improvements GO	4.00	4/1/14	4,000,000		4,269,600

Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	7/15/13	5,000,000		5,271,800
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.31	11/15/16	2,245,000	b	2,257,033
Massachusetts--4.1%
Massachusetts,
GO (Consolidated Loan)	5.25	8/1/13	1,500,000		1,588,710
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/14	5,000,000		5,501,750
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	11/1/13	1,700,000		1,827,415
Massachusetts Bay Transportation
Authority, Assessment Revenue	4.00	7/1/13	1,250,000		1,300,887
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/14	12,705,000	a	13,934,463
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	5,000,000		5,143,800
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/12	1,375,000		1,387,444
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/13	1,140,000		1,178,053
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	4.00	7/1/14	4,525,000		4,712,018
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.00	11/1/14	1,875,000		1,896,131
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	3,000,000		3,090,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/13	1,350,000		1,417,743
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000		1,749,552
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000		1,101,870

Michigan--2.0%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,690,614
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group) (Prerefunded)	5.50	11/1/13	10,000,000	a	10,727,900
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	10,000,000		9,986,700
Minnesota--2.1%
Minnesota,
GO	5.00	8/1/16	5,200,000		6,138,912
Minnesota,
GO (State Trunk Highway Bonds)	4.00	8/1/13	1,310,000		1,367,902
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000		12,008,300
Minnesota,
GO (Various Purpose)	5.00	8/1/15	4,000,000		4,565,200
Mississippi--.1%
Mississippi Business Finance
Corporation, Revenue
(Mississippi Power Company
Project)	2.25	1/15/13	1,150,000		1,161,465
Missouri--.2%
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000		1,871,982
Montana--.1%
Montana Board of Regents of Higher
Education of the University of
Montana, Facilities
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	5/15/24	1,610,000		1,615,812
Nebraska--.8%
Lincoln,
GO	4.00	12/1/15	2,035,000		2,278,488
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000		1,335,542
University of Nebraska Facilities
Corporation, Deferred
Maintenance Bonds (Insured;
AMBAC)	5.00	7/15/13	5,125,000		5,399,393
Nevada--3.9%
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000		1,066,350

Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000		2,704,025
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/14	6,745,000		7,361,965
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/15	6,800,000		7,674,344
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/15	4,075,000		4,629,526
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/16	3,500,000		3,912,685
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	2/1/13	1,000,000		1,030,970
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000		15,277,755
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000		489,852
New Hampshire--2.1%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000	a	4,698,743
New Hampshire,
Turnpike System Revenue	4.00	10/1/14	5,315,000		5,703,261
New Hampshire,
Turnpike System Revenue	5.00	10/1/15	5,565,000		6,297,243
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	3,000,000	c	3,424,320
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue)	3.50	8/1/12	2,535,000		2,547,269
Portsmouth,
GO (Prerefunded)	5.00	9/15/12	1,000,000	a	1,023,960
New Jersey--4.2%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000		2,003,740
New Jersey,
GO	5.00	8/15/15	10,000,000		11,400,600
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.38	6/15/14	2,935,000		3,233,049
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Insured; FGIC)	5.00	6/15/13	5,000,000		5,244,100
New Jersey Economic Development
Authority, Exempt Facilities
Revenue (Waste Management of
New Jersey, Inc. Project)	2.20	11/1/13	2,000,000		2,035,080
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/17	5,000,000		5,661,600
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/14	2,185,000		2,399,807
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,897,467
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/15	1,800,000		2,021,022
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,308,580
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	12/15/14	2,820,000		3,177,661
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	6/15/15	5,000,000	a	5,726,500
New Mexico--1.4%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	1.18	12/1/20	4,070,000	b	4,044,115
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/13	4,940,000		5,188,037
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/16	4,790,000		5,245,625
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/13	1,000,000		1,048,600
New York--10.8%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/15	5,400,000		6,044,058
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000		11,808,965
New York City,

GO	5.00	8/15/13	5,000,000	5,283,700
New York City,
GO	5.00	8/1/14	4,000,000	4,385,560
New York City,
GO	5.00	8/1/15	1,000,000	1,132,000
New York City,
GO	5.25	8/1/16	4,670,000	5,128,220
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/14	10,000,000	11,101,300
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	3,910,000	3,995,121
New York State,
GO	3.00	2/1/14	10,000,000	10,433,100
New York State,
GO	5.00	2/15/15	4,320,000	4,855,421
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,051,310
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	5,000	5,719
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	995,000	1,125,196
New York State Dormitory
Authority, Revenue (New York
State Association for Retarded
Children, Inc.) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/12	1,100,000	1,104,433
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000	2,539,750
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/14	4,075,000	4,412,043
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/15	11,380,000	12,986,856
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000	5,495,771
New York State Environmental
Facilities Corporation, State

Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000		5,021,400
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue (Prior Year Claims)	5.50	6/1/13	5,000,000		5,248,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000	a	1,601,216
New York State Urban Development
Corporation, Correctional
Capital Facilities Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/14	735,000		766,634
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/14	1,000,000		1,073,110
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/15	5,610,000		6,256,384
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000		5,606,650
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/14	3,000,000		3,256,260
Westchester County,
GO	3.00	6/1/13	1,350,000		1,388,637
North Carolina--1.7%
Brunswick County,
GO	5.00	5/1/13	2,445,000		2,552,849
Charlotte,
Water and Sewer System Revenue	3.00	12/1/14	1,250,000		1,329,900
Forsyth County,
GO	3.00	7/1/13	1,495,000		1,541,181
North Carolina,
Public Improvement GO	5.00	3/1/16	10,000,000		11,215,100
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/13	2,000,000		2,052,280
Ohio--2.9%
Cleveland,
GO (Various Purpose) (Insured;
AMBAC)	5.25	10/1/14	5,050,000		5,559,747
Cleveland,
Water Revenue	5.00	1/1/16	3,000,000		3,459,720
Ohio,
Common Schools GO Bonds	5.00	9/15/16	5,780,000		6,819,128

Ohio,
GO Highway Capital
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts) (Buckeye Savers Bond
Program)	5.00	5/1/16	4,650,000		5,428,596
Ohio,
Mental Health Capital
Facilities Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,230,000		2,332,915
Ohio Building Authority,
State Facilities Revenue
(Administrative Building Fund
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000		4,214,096
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	1.75	6/1/13	2,500,000		2,529,375
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	5.00	6/1/13	2,060,000		2,160,260
Oklahoma--.8%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/15/13	5,460,000	a	5,806,328
Oklahoma Capitol Improvement
Authority, State Highway
Capital Improvement Revenue	4.00	10/1/16	2,960,000		3,378,218
Oregon--.4%
Oregon Department of
Transportation, Highway User
Tax Revenue	5.25	11/15/16	4,375,000		4,872,744
Pennsylvania--5.5%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport)	5.00	1/1/13	1,400,000		1,424,010
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000		1,046,370
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000		3,116,902
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000		3,221,379
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)	4.00	12/1/12	8,490,000		8,623,208
Delaware Valley Regional Finance
Authority, Local Government

Revenue	5.50	7/1/12	1,500,000		1,506,195
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	1,000,000		1,073,810
Pennsylvania,
GO	5.00	7/15/14	6,740,000		7,406,586
Pennsylvania,
GO	5.00	9/1/16	5,000,000		5,500,950
Pennsylvania,
GO	5.00	5/1/17	14,000,000		16,818,760
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.00	2/1/14	5,000,000	a	5,308,000
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000		1,097,580
State Public School Building
Authority, College Revenue
(Northampton County Area
Community College Project)	4.00	3/1/14	2,165,000		2,271,561
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000		1,927,071
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000		1,588,050
South Carolina--.4%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000		2,200,000
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000		2,144,205
Tennessee--.5%
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/16	1,250,000		1,456,650
Tennessee,
GO	5.00	8/1/16	3,100,000		3,662,526
Texas--5.7%
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000		1,581,450
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,550,000		1,602,932
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	4.00	11/1/12	2,220,000		2,253,899
Frisco Independent School
District, Unlimited Tax School

Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000		1,142,570
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000		4,076,160
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/16	1,500,000		1,641,525
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000		1,844,622
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000		5,674,950
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,075,000		1,079,665
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	2,050,000		2,102,377
Plano,
GO	5.25	9/1/14	1,225,000		1,359,346
Richardson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/15	1,000,000		1,095,580
San Antonio,
Water System Revenue	5.00	5/15/17	2,160,000		2,589,430
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000		1,438,044
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000		769,421
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	d	4,901,950
Texas Public Finance Authority,
GO	5.00	10/1/14	2,000,000		2,213,440
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/15	6,000,000		6,820,140
Trinity River Authority,
Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000		3,733,657
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	8/1/15	8,865,000		9,360,376
University of Texas System Board
of Regents, Financing System

Revenue	5.00	8/15/13	6,485,000		6,854,969
Utah--.9%
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000		1,931,999
Utah,
GO	4.00	7/1/13	8,000,000		8,334,640
Virginia--3.9%
Portsmouth,
GO	4.00	1/15/15	2,750,000		2,860,495
Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/16	6,040,000		6,363,563
Roanoke Economic Development
Authority, HR (Carilion Clinic
Obligated Group)	5.00	7/1/15	2,000,000		2,245,860
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	12,500,000	a	14,368,750
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000		2,812,693
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,905,850
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,180,060
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	3/15/17	2,500,000		2,978,700
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000		5,693,250
Washington--3.0%
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/17	5,000,000		6,005,300
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	12,445,000		14,459,970
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; AMBAC)	6.00	7/1/16	5,000,000		5,023,600
Energy Northwest,
Electric Revenue (Project One)	5.25	7/1/16	2,500,000		2,959,875
King County,

Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	310,000		318,258
King County,
Limited Tax GO (Payable From
Sewer Revenues)	5.00	1/1/14	1,000,000		1,074,100
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	3,810,000		4,092,321
Wisconsin--.3%
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000		3,674,440
U.S. Related--4.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000		2,229,645
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,335,000		1,398,092
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000		5,236,300
Puerto Rico Government Development
Bank, GO (Insured; National
Public Finance Guarantee Corp.)	4.75	12/1/15	6,145,000		6,295,983
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,530,000		3,728,598
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	4,275,000		4,621,617
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	5,385,000		5,760,658
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	465,000		483,791
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC) (Prerefunded)	5.25	7/1/13	1,785,000	a	1,881,586
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)
(LOC; Government Bank for
Puerto Rico)	2.75	6/17/13	10,000,000		10,022,500
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/13	4,530,000		4,707,350
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000		2,376,903
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000		3,070,640
Total Long-Term Municipal Investments
(cost $1,069,689,374)					1,086,447,959
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)		Value ($)

Colorado--.0%
Colorado Health Facilities
Authority, HR, Refunding
(North Colorado Medical
Center, Inc. Project) (LOC;
Wells Fargo Bank)	0.23	6/1/12	505,000	e	505,000
Florida--.8%
Lakeland,
Energy System Revenue,
Refunding	0.93	6/7/12	8,500,000	e	8,509,010
Massachusetts--.3%
Massachusetts,
GO Notes, Refunding	0.71	6/7/12	3,700,000	e	3,702,109
Ohio--.0%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.24	6/1/12	500,000	e	500,000
Pennsylvania--1.0%
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.80	6/7/12	10,000,000	e	10,011,900
Vermont--.0%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.23	6/1/12	300,000	e	300,000
Total Short-Term Municipal Investments
(cost $23,505,000)					23,528,019
Total Investments (cost $1,093,194,374)			98.3%		1,109,975,978
Cash and Receivables (Net)			1.7%		19,348,497
Net Assets			100.0%		1,129,324,475

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Purchased on a delayed delivery basis.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $16,781,604 of which $16,989,108 related to appreciated investment securities and $207,504 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,109,975,978	-	1,109,975,978

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.4%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,503,425
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,506,125
Arizona--.3%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,247,267
California--4.9%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,463,220
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000	b	2,093,400
California,
GO	5.50	6/1/20	45,000		45,160
California,
GO	5.50	11/1/33	6,200,000		6,501,072
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,217,850
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	5.25	6/1/21	1,150,000		1,074,905
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000		6,128,760
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	2,000,000		2,002,100
Colorado--1.4%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	5,000,000	c	5,997,600
Florida--1.2%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,784,300
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/25	3,000,000		3,267,870
Illinois--.3%
Illinois,
GO (Insured; National Public

Finance Guarantee Corp.)	5.50	8/1/17	1,000,000	1,147,550
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	354,420
Michigan--.6%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,324,780
North Carolina--.7%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,540,575
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,522,500
Ohio--1.4%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/16	2,450,000	2,582,055
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	3,000,000	3,437,550
Pennsylvania--77.1%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,127,710
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,437,550
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000	1,488,950
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000	5,882,200
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,862,362
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/21	4,815,000	5,383,700
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,692,506
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000	1,591,118
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000	1,424,500
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000	2,389,560
Bucks County,

GO	5.00	6/1/23	1,955,000		2,452,841
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	c	6,189,750
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	c	6,130,250
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	c	2,012,577
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.50	2/1/16	3,100,000	c	3,881,231
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000	c	80,000
Chester County,
GO	5.00	8/15/18	4,545,000		5,133,986
Chester County,
GO	5.00	7/15/25	3,060,000		3,635,005
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	c	2,450,996
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000		5,887,800
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,342,063
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000		1,679,773
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,477,687
East Stroudsburg Area School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000	c	3,224,950
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000		1,226,870
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000		3,645,840
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000		3,645,840
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,668,156
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		2,125,063
Greater Johnstown School District,
GO	5.00	8/1/23	3,545,000		4,158,427
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College

Project)	5.25	4/15/16	1,815,000		1,891,430
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	2,055,000		2,151,441
Lower Merion School District,
GO	5.00	5/15/18	4,735,000		5,838,776
Lower Merion School District,
GO	5.00	9/1/22	2,980,000		3,534,399
Lower Merion School District,
GO (Prerefunded)	5.00	5/15/13	5,000,000	c	5,228,000
Montgomery County,
GO	5.00	12/15/17	2,025,000		2,462,947
Montgomery County,
GO	5.00	12/15/24	2,890,000		3,477,768
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000		1,172,340
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000		3,436,270
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000		1,770,478
Pennsylvania,
GO	5.00	5/1/20	2,195,000		2,748,755
Pennsylvania,
GO	5.00	7/1/20	10,000,000		12,551,000
Pennsylvania,
GO	5.00	2/15/22	1,000,000		1,194,490
Pennsylvania,
GO	5.00	11/15/23	7,500,000		9,280,275
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,109,850
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,694,686
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/32	2,425,000		2,618,054
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000		1,129,740
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000		5,418,050
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000		2,294,977
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000		2,283,481

Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	6,173,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	5,090,000	6,304,678
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,991,771
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,763,824
Pennsylvania Housing Finance
Agency, SFMR	5.00	10/1/23	1,000,000	1,092,700
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000	3,609,180
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	3,450,000	4,184,367
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	4,101,601
Pennsylvania State University,
GO	5.00	3/1/21	2,805,000	3,372,844
Pennsylvania State University,
GO	5.00	3/1/27	2,195,000	2,569,752
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/21	5,000,000	5,248,850
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000	6,207,450
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000	6,246,100
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,404,250
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,465,800
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000	1,753,935
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000	2,010,050
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000	1,608,736
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/18	1,100,000	1,313,499

Philadelphia,
Water and Wastewater Revenue	5.00	11/1/24	1,040,000	1,222,281
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,530,150
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	2,074,847
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,431,950
Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,303,320
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,718,900
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,688,920
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,220,080
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,839,476
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,414,347
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,048,710
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,369,220
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000	3,436,590
State Public School Building
Authority, College Revenue
(Harrisburg Area Community
College Poject)	5.00	10/1/20	2,265,000	2,597,094
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	9/15/24	5,780,000	6,804,678
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	5,975,000	5,903,121
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,391,457
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	1,000,000	994,870
University of Pittsburgh - of the

Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		3,129,375
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,863,531
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000		3,190,550
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000		1,262,860
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,251,489
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	d	1,375,365
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000		1,114,840
South Carolina--.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000		2,494,400
Texas--.2%
Dallas and Fort Worth,
Joint Revenue Improvement
Bonds (Dallas/Fort Worth
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	755,000		762,837
U.S. Related--7.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,725,960
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,073,250
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,396,570
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000		5,673,850
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		2,220,000
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		5,411,600
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,870,000		2,057,860
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		2,912,000
Puerto Rico Infrastructure
Financing Authority, Special

Tax Revenue	5.00	7/1/21	5,000,000		5,332,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	b	1,027,490
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	b	436,495
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000		1,691,700
Total Long-Term Municipal Investments
(cost $378,081,942)					408,176,522
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.20	6/1/12	600,000	e	600,000
Missouri--1.2%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Ranken Technology College)
(LOC; Northern Trust Company)	0.22	6/1/12	4,075,000	e	4,075,000
Missouri Health and Educational
Facilities Authority, Revenue
(The Washington University)
(SBPA; JPMorgan Chase Bank)	0.20	6/1/12	800,000	e	800,000
Total Short-Term Municipal Investments
(cost $5,475,000)					5,475,000
Total Investments (cost $383,556,942)			99.4%		413,651,522
Cash and Receivables (Net)			.6%		2,332,566
Net Assets			100.0%		415,984,088

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, this security was valued at $1,463,220 or 0.35% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $30,094,580 of which $30,284,799 related to appreciated investment securities and $190,219 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(12,054,375)	September 2012	(97,031)

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	413,651,522	-	413,651,522
Liabilities ($)
Other Financial Instruments:
Futures+	(97,031)	-	-	(97,031)
+ Amount shown represents unrealized depreciation at period end.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--88.7%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000		1,450,755
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000		1,323,796
Barnstable,
GO	4.00	9/15/21	580,000		697,311
Barnstable,
GO	4.00	9/15/22	560,000		673,714
Boston,
GO	4.00	4/1/18	3,000,000		3,505,560
Boston,
GO	5.00	3/1/20	1,700,000		1,999,013
Boston,
GO	5.00	4/1/20	5,000,000		6,334,350
Boston,
GO	5.00	3/1/21	2,000,000		2,330,620
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000		2,426,640
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000		1,850,055
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/24	1,000,000		1,247,970
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000		2,972,800
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000		2,903,634
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/14	2,170,000	a	2,411,933
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/14	3,920,000	a	4,357,041
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000		1,580,636
Cohasset,
GO (Prerefunded)	5.00	6/15/14	895,000	a	979,819
Cohasset,
GO (Prerefunded)	5.00	6/15/14	895,000	a	979,819
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000		1,382,700
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		739,225
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		715,412

Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000		887,472
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000		1,845,345
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000		577,154
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000		706,498
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000		555,925
Lexington,
GO	5.00	2/1/17	2,030,000		2,428,306
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000		569,950
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000		635,088
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000		634,327
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,572,946
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,303,720
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/20	4,000,000		4,792,120
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	1,440,000		1,756,166
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/22	5,825,000		6,941,478
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	8/1/18	1,035,000		1,302,403
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/16	1,000,000	a	1,183,640
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000		284,222
Massachusetts,
GO (Insured; XLCA)	4.13	12/1/12	3,110,000	b	3,165,669
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/16	3,540,000	b	3,681,989
Massachusetts,

Special Obligation Revenue
(Consolidated Loan) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/15	1,290,000	1,480,443
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,893,040
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	105,000	125,934
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,395,000	2,869,282
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000	1,554,837
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,580,620
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	3,146,607
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,176,550
Massachusetts College Building
Authority, Revenue	5.00	5/1/24	2,500,000	3,083,450
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,526,070
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,587,166
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,100,860
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000	1,162,990
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,148,320
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	2,560,000	2,633,626
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,164,600
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,145,456
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	440,000	445,887
Massachusetts Development Finance
Agency, Revenue (Curry College

Issue) (Insured; ACA)	4.75	3/1/20	530,000	550,045
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,037,070
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	1,011,500
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	4.00	1/1/14	225,000	232,492
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000	2,942,170
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000	1,059,970
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,093,950
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000	2,163,501
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/26	2,000,000	2,345,440
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	2,900,000	3,468,806
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	2,500,000	2,958,675
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000	352,323
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000	642,348
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/17	925,000	1,019,267
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/17	2,500,000	2,782,025
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/19	2,000,000	2,252,140
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts

Project)	4.00	10/1/17	730,000	841,894
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000	1,128,737
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000	1,129,105
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000	1,041,019
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	3.40	12/1/12	1,250,000	1,265,850
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,404,000
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	1,082,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	2,395,282
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,153,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,438,922
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000	1,078,910
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	590,000	691,451
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000	1,845,789
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National

Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,159,170
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	1,134,940
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	3,138,053
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,205,080
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,672,100
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,008,020
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	3,019,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,858,816
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,855,952
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,123,730
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	527,560
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000	538,170
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of

Technology Issue)	5.50	7/1/22	1,500,000	2,018,685
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,342,470
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	1,144,040
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	517,445
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,892,728
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	1,194,400
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,480,540
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,372,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	95,000	99,131
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,773,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,433,699
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	290,223
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,254,920
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,122,560
Massachusetts Health and

Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,768,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,197,200
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	2,385,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,081,200
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,042,930
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,430,000	3,773,343
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	202,526
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,290,000	1,293,135
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/15	3,000,000	3,363,420
Massachusetts Port Authority,
Passenger Facility Charge
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/15	550,000	617,078
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,867,100
Massachusetts Port Authority,
Revenue (Insured; AMBAC)	5.00	7/1/19	5,000,000	5,588,700
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,207,315
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,684,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/21	2,000,000	2,261,220
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/24	205,000	230,387
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; National

Public Finance Guarantee Corp.)	5.00	8/15/27	1,500,000	1,650,540
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/27	4,655,000	5,594,705
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,881,150
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000	25,111
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000	30,129
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	75,574
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	3,071,224
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000	1,946,925
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000	2,012,920
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/18	1,900,000	2,346,861
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,587
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	130,000	130,650
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000	3,078,405
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000	5,921,700
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000	620,080
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,776,810
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,187,820
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,961,350
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,178,030

Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,476,106
Milton,
GO School Bonds	5.00	3/1/23	500,000	553,520
Milton,
GO School Bonds	5.00	3/1/24	500,000	547,600
Milton,
GO School Bonds	5.00	3/1/25	500,000	547,600
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,197,732
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	60,000	60,836
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,099,555
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,138,998
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	518,680
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,293,757
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,352,757
University of Massachusetts
Building Authority, Project
Revenue	5.00	11/1/18	1,370,000	1,679,278
University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,035,000	1,122,696
Waltham,
GO (Municipal Purpose Loan)	5.00	2/1/19	1,195,000	1,480,163
Westwood,
GO	4.00	6/1/18	1,105,000	1,297,657
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,100,550
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,095,540
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	693,825
U.S. Related--10.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000	1,704,705
Guam
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	578,095
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,073,250
Puerto Rico Commonwealth,

Public Improvement GO	5.50	7/1/18	2,500,000		2,836,925
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000		1,625,460
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000		540,070
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000		1,254,811
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000		1,132,190
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000		2,216,280
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,096,020
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000		3,168,780
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000		2,120,980
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,090,000		1,199,501
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000		3,946,863
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000		316,688
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		341,847
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		2,912,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000		2,423,443
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,780,000		1,947,765
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	c	1,027,490
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	c	654,743
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	6.00	8/1/42	1,500,000		1,691,700
Total Long-Term Municipal Investments
(cost $317,850,548)					344,374,733
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Bank of America)	0.23	6/1/12	1,200,000	d	1,200,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.19	6/1/12	200,000	d	200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (LOC; JPMorgan
Chase Bank)	0.21	6/1/12	300,000	d	300,000
Total Short-Term Municipal Investments
(cost $1,700,000)					1,700,000
Total Investments (cost $319,550,548)			99.5%		346,074,733
Cash and Receivables (Net)			.5%		1,818,894
Net Assets			100.0%		347,893,627

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investment $26,524,185 of which $26,556,277 related to appreciated investment securities and $32,092 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was subtantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(9,375,625)	September 2012	(75,469)

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	346,074,733	-	346,074,733
Liabilities ($)
Other Financial Instruments:
Futures+	(75,469)	-	-	(75,469)
+Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
New York--88.1%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,727,775
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,858,325
Buffalo,
General Improvement GO	4.00	4/1/21	2,175,000	2,419,883
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	2,000,000	2,424,060
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,943,725
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	1,146,950
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000	1,211,320
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,156,240
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,727,050
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,154,030
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000	382,485
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000	1,975,927
Nassau County,
GO (General Improvement)	5.00	10/1/18	1,310,000	1,555,088
Nassau County,
GO (General Improvement)	4.00	10/1/16	1,545,000	1,721,717
Nassau County,
GO (Insured; Assured Guaranty

Municipal Corp.)	5.00	7/1/22	1,000,000	1,138,740
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,596,300
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,595,385
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,142,160
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,173,000
New York City,
GO	5.00	8/1/17	1,535,000	1,831,700
New York City,
GO	5.00	8/1/18	1,000,000	1,150,630
New York City,
GO	5.25	9/1/20	1,000,000	1,208,170
New York City,
GO	5.13	12/1/22	1,000,000	1,188,650
New York City,
GO	5.25	9/1/23	1,000,000	1,171,290
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000	1,116,070
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000	1,338,325
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	325,000	369,492
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000	1,191,820
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,175,360
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	770,000	839,508
New York City Municipal Water
Finance Authority, Water and

Sewer System Revenue	5.75	6/15/40	1,275,000		1,541,016
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Prerefunded)	5.00	6/15/14	230,000	a	251,903
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000		2,976,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	1,200,000		1,427,460
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000		1,810,292
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/25	3,095,000		3,672,032
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000		1,913,835
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	5,000		5,117
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	8/1/22	2,000,000		2,320,680
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/24	2,000,000		2,442,140
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000		2,151,957
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000		1,182,600
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000		2,240,480
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000		2,767,500
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000		1,320,522
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000		1,115,460
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000		2,406,320
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	2,500,000		2,924,775
New York Liberty Development
Corporation, Revenue (Goldman

Sachs Headquarters Issue)	5.00	10/1/15	3,175,000	3,536,569
New York Local Government
Assistance Corporation, Senior
Lien Revenue	5.00	4/1/18	2,500,000	2,968,050
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/19	2,500,000	3,106,600
New York State,
GO	5.00	3/1/19	1,000,000	1,169,830
New York State,
GO	5.00	2/15/26	2,600,000	3,013,504
New York State Bridge Authority,
General Revenue	4.00	1/1/22	2,010,000	2,321,992
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,134,290
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,698,103
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,110,340
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/17	1,460,000	1,715,996
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/27	2,005,000	2,252,758
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,749,420
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/20	1,000,000	1,274,270
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,175,350
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	405,000	406,154
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public

Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,599,060
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,344,550
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,650,000	3,133,175
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,621,935
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,171,150
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,640,886
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	546,965
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	1,176,250
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,350,820
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000	763,486
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	3,845,609
New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,070,930
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,073,120
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,191,070
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/25	2,500,000	3,003,100
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/30	1,000,000	1,077,990
New York State Environmental

Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)	7.00	6/15/12	50,000	50,133
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	230,000	230,819
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	225,000	225,545
New York State Municipal Bond Bank
Agency, Recovery Act Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/16	2,000,000	2,286,400
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,140,290
New York State Thruway Authority,
General Revenue	5.00	1/1/24	1,000,000	1,148,320
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,103,780
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,241,120
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/26	2,200,000	2,618,660
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/16	2,000,000	2,290,400
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,720,491
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	3,056,175
Orange County,
GO	5.00	7/15/19	1,000,000	1,127,390
Orange County,
GO	5.00	7/15/20	1,000,000	1,126,400
Patchogue-Medford Union Free
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	10/1/21	1,555,000	1,738,754
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/15/19	2,000,000	2,027,780
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured;
Assured Guaranty Municipal

Corp.)	5.00	11/1/18	1,000,000		1,029,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/19	1,000,000		1,131,390
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000		1,130,940
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	2,500,000		2,726,225
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000		1,580,428
Suffolk County,
GO	5.00	4/1/19	1,400,000		1,649,634
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000		773,820
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	a	1,304,980
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000		1,158,050
Triborough Bridge and Tunnel
Authority, General Revenue	5.00	11/15/21	1,000,000		1,019,700
Westchester County,
GO	4.00	11/15/15	1,000,000		1,090,200
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,619,604
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,658,835
U.S. Related--10.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,150,640
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,109,120
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,830,475
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		1,110,000
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/17	1,000,000		1,149,560
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000		3,851,610

Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		273,218
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		283,727
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000	a	781,319
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	5.00	12/15/22	2,500,000		2,735,825
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,000,000		1,094,250
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000	b	1,746,733
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	b	436,495
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000		2,819,500
Total Long-Term Municipal Investments
(cost $191,784,563)					208,722,741
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.4%	Rate (%)	Date	Amount ($)		Value ($)
New York;
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.24	6/1/12	1,000,000	c	1,000,000
New York City,
GO Notes (LOC; Fortis Bank)	0.21	6/1/12	800,000	c	800,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.18	6/1/12	700,000	c	700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.20	6/1/12	700,000	c	700,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Syracuse University Project)
(LOC; JPMorgan Chase Bank)	0.19	6/1/12	1,800,000	c	1,800,000
Total Short-Term Municipal Investments
(cost $5,000,000)					5,000,000

Total Investments (cost $196,784,563)	100.5%	213,722,741
Liabilities, Less Cash and Receivables	(.5%)	(965,950)
Net Assets	100.0%	212,756,791

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $16,938,178 of which $16,950,687 related to appreciated investment securities and $12,509 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,357,500)	September 2012	(43,125)

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	213,722,741	-	213,722,741
Liabilities ($)
Other Financial Instruments:
Futures+	(43,125)	-	-	(43,125)
+ Amount shown represents unrealized depreciation at period end.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Corporate Bonds--1.4%	Rate (%)	Date	Amount ($)	Value ($)
Kaiser Foundation Hospitals,
Sr. Unscd. Notes	4.88	4/1/42	1,925,000	2,112,707
Northwestern University,
Unscd. Bonds	4.20	12/1/47	7,000,000	7,737,611
Total Corporate Bonds
(cost $8,910,331)				9,850,318
Long-Term Municipal	Coupon	Maturity	Principal
Investments--103.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.6%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000	5,014,900
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000	4,999,700
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000	1,308,252
Alaska--.4%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/21	2,500,000	2,955,700
Arizona--1.0%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	888,667
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	3,250,000	3,428,035
University Medical Center
Corporation, HR	6.00	7/1/39	2,500,000	2,807,700
California--12.6%
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,217,850
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000	8,988,985
California Health Facilities
Financing Authority, Revenue
(Providence Health and

Services)	6.50	10/1/38	490,000		578,773
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	a	13,331
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	750,000		794,490
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		6,955,020
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		325,938
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/41	750,000		813,690
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,164,180
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/37	8,750,000		9,290,575
California Statewide Communities
Development Authority, Charter
School Revenue (Green Dot
Public Schools) (Animo
Inglewood Charter High School
Project)	7.25	8/1/41	1,000,000		1,086,670
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000		3,022,375
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		7,106,160
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,500,000		1,578,885
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Department
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000	b,c	11,864,800
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,111,580
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000		4,868,284
New Haven Unified School District,

GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	4,500,000	d	1,660,905
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	6.00	12/1/40	4,630,000		5,606,606
Northern California Gas Authority
Number 1, Gas Project Revenue	1.03	7/1/27	660,000	e	478,731
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		12,208,800
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	1,000,000		1,090,450
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,236,920
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	d	2,316,200
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,750,000		2,004,170
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,099,300
Colorado--.6%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		596,725
Denver City and County,
Airport System Revenue	5.00	11/15/21	1,500,000		1,761,975
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,150,320
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000		507,640
Connecticut--1.0%
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,250,000		1,391,362
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000		5,716,650
Florida--3.8%
Brevard County Health Facilities
Authority, Health Facilities

Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000		1,842,630
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,200,080
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	500,000		562,925
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000		1,354,080
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000		663,000
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	2,000,000		2,143,340
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	11/1/25	5,000,000		5,374,850
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000		5,904,150
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/40	5,000,000		5,879,450
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/12	500,000		503,715
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,172,340
Georgia--2.3%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,199,920
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.) (Prerefunded)	5.75	1/1/14	2,140,000	a	2,308,611
DeKalb County,
GO	5.00	1/1/19	500,000		528,450
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		839,122
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/41	9,000,000		10,141,290
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000		1,209,630
Hawaii--4.4%
Hawaii Department of Budget and
Finance, Special Purpose

Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,965,220
JPMorgan Chase Putters/Drivers
Trust (Hawaii, GO)	5.00	12/1/19	20,000,000	b,c	24,511,188
Idaho--.7%
University of Idaho Regents,
General Revenue	5.25	4/1/21	4,420,000		5,164,107
Illinois--5.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000		2,904,800
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000		6,060,250
Illinois,
GO	5.00	8/1/20	14,000,000		15,837,640
Illinois,
GO	5.00	8/1/21	8,000,000		9,013,280
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000		1,128,880
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000	d	1,098,360
Indiana--.2%
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	1,570,000		1,636,505
Kentucky--.2%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000		1,758,825
Louisiana--2.2%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,785,600
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000		4,651,200
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000		1,147,840
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000		2,392,260
Saint Charles Parish,
Gulf Opportunity Zone Revenue

(Valero Project)	4.00	6/1/22	1,750,000		1,750,000
Maine--1.0%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,500,000		2,851,425
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	3,500,000		4,055,730
Maryland--5.4%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000		31,181,962
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000		3,779,510
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000		1,064,360
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000		2,436,120
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		269,510
Massachusetts--4.3%
JPMorgan Chase Putters/Drivers
Trust (Massachusetts, GO
Consolidated Loan)	5.00	4/1/19	15,000,000	b,c	18,440,663
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,747,027
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,351,225
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,159,400
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000		2,404,000
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000		1,085,610
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000		627,460

Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000		2,358,400
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,189
Michigan--3.5%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		1,018,704
Detroit,
Water Supply System Senior
Lien Revenue	5.75	7/1/37	10,000,000		10,872,600
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/29	3,920,000		4,375,896
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,398,610
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,128,130
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		562,705
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.25	10/15/31	3,500,000		3,912,965
Minnesota--4.9%
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,125,000	b,c	21,517,732
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000	b,c	12,686,700
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,193,490
Mississippi--.2%
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,625,490
Missouri--.1%
Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000		395,510
Nevada--1.6%
Clark County,
Airport System Revenue (Build

America Bonds)	6.88	7/1/42	10,000,000		11,640,800
New Hampshire--.7%
New Hampshire,
Turnpike System Revenue	5.00	2/1/22	2,350,000	f	2,786,395
New Hampshire,
Turnpike System Revenue	5.00	2/1/24	1,775,000	f	2,061,875
New Jersey--2.1%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,118,580
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,747,750
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,000,000		2,183,880
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000		2,485,160
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.00	7/1/26	2,500,000		2,839,850
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,699,275
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	d	2,257,750
New York--12.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000		4,830,569
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	8,000,000		8,997,120
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,766,700
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000		853,042
New York City,
GO	6.00	10/15/23	500,000		626,565
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	325,000		369,492
New York City Industrial
Development Agency, PILOT

Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000		1,549,366
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	3.44	3/1/20	5,000,000	e	4,487,750
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	5,090,000	b,c	6,151,973
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	9,000,000	b,c	10,877,760
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	14,070,000		15,750,662
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,761,850
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/43	4,500,000		4,905,090
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,119,800
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	500,000		545,250
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,191,070
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	11/15/19	10,000,000	b,c	12,436,400
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000		5,563,750
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.13	11/1/41	500,000		529,860
North Carolina--.8%
North Carolina Capital Facilities
Finance Agency, Revenue
(Davidson College)	5.00	3/1/40	1,000,000		1,145,630
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	2,500,000		2,803,775
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000		287,313

North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	5.50	1/1/17	150,000	150,663
Union County,
Limited Obligation Bonds	5.00	12/1/23	1,000,000	1,232,980
Ohio--.3%
Cleveland,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/31	1,000,000	1,080,160
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	1,173,860
Oregon--.3%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000	2,291,560
Pennsylvania--.5%
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	650,000	689,345
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000	2,949,152
South Carolina--1.7%
Piedmont Municipal Power Agency,
Electric Revenue	4.00	1/1/23	10,020,000	10,931,820
Rock Hill,
Combined Utility System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/27	1,000,000	1,163,980
Tennessee--.4%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/23	2,500,000	2,751,250
Texas--14.7%
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000	5,615,950
Clifton Higher Education Finance
Corporation, Educational
Revenue (IDEA Public Schools)	5.50	8/15/31	1,250,000	1,372,925
Clifton Higher Education Finance
Corporation, Educational
Revenue (IDEA Public Schools)	5.75	8/15/41	1,000,000	1,095,660
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,229,000
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare

System)	7.00	12/1/27	1,000,000		1,204,880
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000		547,880
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	2,000,000		2,239,440
Houston Higher Education Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)	4.00	2/15/22	1,000,000		1,005,560
Houston Higher Education Finance
Corporation, Education Revenue
(Cosmos Foundation, Inc.)	5.00	2/15/32	1,000,000		1,036,510
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	1,000,000		1,141,570
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000		3,338,776
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000		3,661,500
Liberty Hill Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/1/40	6,500,000		7,361,575
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	3,630,000		3,753,420
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	1,500,000		1,560,120
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		8,115,870
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/42	20,000,000	f	20,846,400
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	2,500,000		2,927,625
San Antonio,
Electric and Gas Systems
Revenue	4.43	2/1/42	11,000,000		12,166,000
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,000,000		8,347,220
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express

Managed Lanes Project)	7.50	12/31/31	2,500,000		3,063,700
Texas Turnpike Authority,
First Tier Revenue (Central
System Turnpike System)
(Insured; AMBAC)	5.00	8/15/42	3,500,000		3,500,455
Waco Education Finance
Corporation, Revenue (Baylor
University Issue)	5.00	3/1/43	10,000,000		11,286,800
Virginia--1.8%
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000		4,171,640
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000		2,203,420
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	6,155,000		6,470,813
Washington--1.4%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/21	8,000,000		10,071,280
Wisconsin--1.0%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	c	1,511,852
Southeast Wisconsin Professional
Baseball Park District, Sales
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/15/23	1,000,000		1,249,960
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,181,900
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,780,080
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,222,160
U.S. Related--7.9%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,500,000		1,627,590
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,890,475
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,655,850
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,298,180
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,075,710
Puerto Rico Aqueduct and Sewer

Authority, Senior Lien Revenue	5.00	7/1/33	7,500,000		7,555,800
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/40	9,000,000		9,930,060
Puerto Rico Commonwealth,
Public Improvement GO	5.75	7/1/41	2,000,000		2,148,360
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		2,211,060
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	5,000,000		5,495,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		822,015
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000	g	6,164,940
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	g	654,743
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,606,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,870,000		4,364,586
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,342,000
Total Long-Term Municipal Investments
(cost $677,168,749)					745,108,737
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.2%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.6%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.20	6/1/12	1,000,000	h	1,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.20	6/1/12	3,135,000	h	3,135,000
Florida--.9%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.23	6/1/12	6,230,000	h	6,230,000
Illinois--.3%
Quincy,
Revenue, Refunding (Blessing
Hospital) (LOC; JPMorgan Chase
Bank)	0.26	6/1/12	2,300,000	h	2,300,000

Iowa--.4%
Iowa Higher Education Loan
Authority, Private College
Faciliity Revenue, Refunding
(Des Moines University
Project) (LOC; Allied Irish
Banks)	0.22	6/1/12	2,900,000	h	2,900,000
Louisiana--.3%
Louisiana Public Facilities
Authority, HR, Refunding
(Franciscan Missionaries of
Our Lady Health System
Project) (LOC; U.S. Bank NA)	0.20	6/1/12	1,800,000	h	1,800,000
Massachusetts--1.0%
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.22	6/1/12	7,900,000	h	7,900,000
Minnesota--.2%
Saint Paul Port Authority,
Revenue (Minnesota Public
Radio Project) (LOC; Allied
Irish Banks)	0.24	6/1/12	1,100,000	h	1,100,000
New York--.3%
New York City,
GO Notes (LOC; Fortis Bank)	0.21	6/1/12	1,900,000	h	1,900,000
Tennessee--.2%
Chattanooga Industrial Development
Board, Revenue (Hunter Museum
of American Art Project) (LOC;
Bank of America)	0.56	6/7/12	100,000	h	100,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.29	6/1/12	1,400,000	h	1,400,000
Texas--.3%
Dallas Performing Arts Cultural
Facilities Corporation,
Cultural Facility Revenue
(Dallas Center for the
Performing Arts Foundation,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.20	6/1/12	1,900,000	h	1,900,000
Vermont--.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.23	6/1/12	700,000	h	700,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.23	6/1/12	3,100,000	h	3,100,000
Wyoming--1.2%
Sweetwater County,
PCR, Refunding (Pacificorp

Projects) (LOC; Barclays Bank
PLC)	0.19	6/1/12	9,000,000h	9,000,000
Total Short-Term Municipal Investments
(cost $44,465,000)				44,465,000
Total Investments (cost $730,544,080)			111.1%	799,424,055
Liabilities, Less Cash and Receivables			(11.1%)	(79,920,739)
Net Assets			100.0%	719,503,316

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Collateral for floating rate borrowings.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities were valued at $119,999,068 or 16.7% of net assets.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate security--interest rate subject to periodic change.
f	Purchased on a delayed delivery basis.
g	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $68,879,975 of which $68,904,675 related to appreciated investment securities and $24,700 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2012($)
Financial Futures Short
U.S. Treasury 10 Year Notes	500	(66,968,750)	September 2012	(539,063)

U.S. Treasury Long Bond	300	(44,915,625)	September 2012	(738,281)

Ultra Long Bond	600	(101,400,000)	September 2012	(600,000)

Gross Unrealized Depreciation				(1,877,344)

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	9,850,318	-	9,850,318
Municipal Bonds	-	789,573,737	-	789,573,737
Liabilities ($)
Other Financial Instruments:
Futures++	(1,877,344)	-	-	(1,877,344)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--18.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.3%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	300,000		303,820
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	485,000		487,030
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	360,000		363,102
					1,153,952
Commercial Mortgage Pass-Through Ctfs.--.4%
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	26,025	a	26,016
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	363,611		363,845
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	14,319		14,577
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	155,000		159,095
UBS-Citigroup Commercial Mortgage
Trust, Ser. 2011-C1, Cl. A2	2.80	1/10/45	850,000		891,176
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		83,548
					1,538,257
Consumer Discretionary--.6%
Comcast,
Gtd. Notes	5.90	3/15/16	485,000		560,659
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	440,000		463,015
News America,
Gtd. Notes	6.15	3/1/37	135,000		152,683
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	565,000		596,240
Time Warner,
Gtd. Notes	4.00	1/15/22	350,000		371,362
					2,143,959

Consumer Staples--.2%
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		427,656
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	290,000	b	303,264
					730,920
Energy--.2%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	400,000		427,800
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	335,000		359,186
					786,986
Entertainment & Gaming--.3%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	248,000	b	234,206
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	211,000	b	199,264
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	670,000	b	684,903
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	105,000	b	113,400
					1,231,773
Financial--2.8%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	520,000		539,003
Bank of America,
Sub. Notes	5.49	3/15/19	970,000		974,540
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	505,000		544,463
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	370,000		355,217
Bear Stearns,
Sub. Notes	5.55	1/22/17	395,000		428,530
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		506,514
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	360,000		379,978
Citigroup,
Sub. Notes	5.00	9/15/14	415,000		424,551
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	195,000		211,217

Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	330,000	356,799
General Electric Capital,
Sub. Notes	5.30	2/11/21	540,000	602,151
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	445,000	438,995
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	582,000	629,024
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	350,000	336,000
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	305,000	324,825
Lloyds TSB Bank,
Bank Gtd. Notes	6.38	1/21/21	495,000	534,807
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000	439,289
Morgan Stanley,
Sub. Notes	4.75	4/1/14	590,000	582,473
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	355,000	369,466
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000	427,691
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	505,000	518,685
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000	531,177
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000	354,573
				10,809,968
Foreign/Governmental--.3%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000	362,250
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000	210,622
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000	377,207
				950,079
Health Care--.2%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	410,000	455,170

Thermo Fisher Scientific,
Sr. Unscd. Notes	2.25	8/15/16	280,000	291,697
				746,867
Industrial--.3%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	575,000	574,993
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	535,000	570,340
				1,145,333
Information Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.60	9/15/17	190,000	187,729
Hewlett-Packard,
Sr. Unscd. Notes	3.30	12/9/16	150,000	154,992
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	520,000	631,336
				974,057
Materials--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	405,000	423,177
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	365,000	364,814
				787,991
Municipal Bonds--1.1%
California,
GO (Build America Bonds)	7.30	10/1/39	575,000	730,101
Chicago,
GO	7.78	1/1/35	340,000	467,551
Illinois,
GO	4.42	1/1/15	440,000	462,704
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	655,000	888,940
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	320,000	371,146
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	435,000	620,536
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000	370,870
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	415,000	424,238
				4,336,086
Telecommunications--.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	450,000	514,314
Rogers Communications,
Gtd. Notes	6.38	3/1/14	380,000	414,831
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	495,000	438,149
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	550,000	651,963
				2,019,257
U.S. Government Agencies/Mortgage-Backed--6.1%
Federal Home Loan Mortgage Corp.:
3.00%			1,165,000c,d	1,217,243
4.00%, 11/1/40 - 1/1/41			850,133c	903,674
4.50%, 5/1/39 - 11/1/41			3,581,307c	3,911,912
5.00%, 6/1/28 - 7/1/40			1,508,908c	1,627,417
5.50%, 12/1/37 - 12/1/38			1,139,559c	1,246,320
Federal National Mortgage Association:
3.50%			1,000,000c,d	1,049,844
3.32%, 4/1/41			557,199a,c	585,159
3.50%, 1/1/26 - 12/1/41			2,427,381c	2,566,999
4.00%, 9/1/24 - 4/1/42			3,575,229c	3,839,384
4.50%, 6/1/23 - 4/1/41			1,406,696c	1,514,164
5.00%, 12/1/21 - 2/1/41			1,695,776c	1,856,987
5.50%, 2/1/38 - 3/1/38			1,307,150c	1,438,777
6.00%, 4/1/33 - 12/1/37			1,233,738c	1,374,151
6.50%, 10/1/36			109,128c	123,218
				23,255,249
U.S. Government Securities--4.3%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			739,193e,f	1,006,688
Notes, 0.63%, 7/15/21			605,436e,f	679,792
Notes, 1.38%, 7/15/18			584,930e,f	674,864
Notes, 1.38%, 1/15/20			493,146e	579,524
Notes, 2.38%, 1/15/17			739,193e,f	860,698

U.S. Treasury Notes:
0.25%, 1/15/15			760,000f	758,575
0.38%, 4/15/15			865,000f	865,744
0.50%, 10/15/13			175,000f	175,636
0.75%, 12/15/13			470,000f	473,598
0.75%, 6/15/14			1,235,000f	1,246,771
1.00%, 1/15/14			560,000f	566,672
1.25%, 2/15/14			560,000f	569,363
1.25%, 3/15/14			1,735,000f	1,765,703
1.25%, 4/30/19			1,795,000f	1,824,309
1.38%, 2/28/19			970,000	995,993
1.50%, 6/30/16			390,000f	404,991
1.50%, 7/31/16			695,000f	721,985
1.75%, 7/31/15			750,000f	781,758
2.00%, 11/15/21			295,000f	307,699
2.00%, 2/15/22			145,000f	150,879
2.13%, 8/15/21			55,000f	58,132
2.25%, 7/31/18			180,000	194,794
4.25%, 11/15/13			715,000f	756,504
				16,420,672
Utilities--.2%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	250,000b	271,401
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000	290,171
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	315,000	366,250
				927,822
Total Bonds and Notes
(cost $65,960,802)				69,959,228

Common Stocks--16.8%			Shares	Value ($)
Consumer Discretionary--1.8%
Amazon.com			3,750g	798,412
Autoliv			10,450	604,114
Carnival			13,120	421,021
CBS, Cl. B			30,130	961,750
DIRECTV, Cl. A			18,440g	819,658
McDonald's			10,710	956,831
News, Cl. A			54,260	1,041,792
PVH			7,040	570,240

Target	11,960	692,604
		6,866,422
Consumer Staples--1.8%
Coca-Cola Enterprises	25,060	685,642
Lorillard	6,460	798,456
PepsiCo	24,960	1,693,536
Philip Morris International	18,040	1,524,560
Ralcorp Holdings	10,080g	640,584
Unilever, ADR	42,250	1,334,255
		6,677,033
Energy--1.9%
Anadarko Petroleum	11,220	684,420
Apache	11,490	935,056
Ensco, Cl. A	17,370	780,087
EOG Resources	4,700	466,710
Exxon Mobil	20,540	1,615,060
National Oilwell Varco	17,760	1,185,480
Occidental Petroleum	11,480	910,020
TransCanada	14,790	605,207
		7,182,040
Exchange Traded Funds--.1%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	2,110	277,402
Financial--2.3%
American Express	19,280	1,076,402
Ameriprise Financial	15,010	719,279
Bank of America	51,910	381,538
Capital One Financial	11,250	577,912
CBRE Group, Cl. A	19,210g	316,004
Chubb	9,230	665,206
IntercontinentalExchange	5,000g	612,250
JPMorgan Chase & Co.	34,312	1,137,443
Moody's	16,750	612,883
T. Rowe Price Group	11,970	689,352
Wells Fargo & Co.	56,860	1,822,363
		8,610,632
Health Care--2.2%
Allscripts Healthcare Solutions	26,160g	283,051
Baxter International	20,310	1,028,092
Cigna	11,410	501,013
Covidien	21,542	1,115,445

McKesson	7,560	659,837
Merck & Co.	45,690	1,717,030
Pfizer	78,070	1,707,391
St. Jude Medical	19,070	732,669
Zimmer Holdings	13,630	826,660
		8,571,188
Industrial--1.8%
Caterpillar	9,290	813,990
Cooper Industries	15,790	1,113,195
Cummins	6,490	629,206
Danaher	11,100	576,867
Eaton	8,650	369,009
FedEx	8,780	782,649
General Electric	80,540	1,537,509
Robert Half International	18,020	512,128
Tyco International	10,182	541,275
		6,875,828
Information Technology--3.7%
Alliance Data Systems	9,370g	1,180,620
Apple	7,410g	4,280,979
Cognizant Technology Solutions,
Cl. A	11,190g	651,818
Electronic Arts	28,760g	391,711
EMC	42,270g	1,008,140
Informatica	12,050g	499,232
International Business Machines	5,490	1,059,021
Intuit	12,890	724,805
NetApp	18,560g	552,346
Oracle	33,870	896,539
QUALCOMM	23,550	1,349,651
Teradata	12,205g	811,388
VMware, Cl. A	8,012g	745,196
		14,151,446
Materials--.5%
LyondellBasell Industries, Cl. A	19,410	765,919
Praxair	6,660	707,558
Vale, ADR	25,530	467,454
		1,940,931
Telecommunication Services--.3%
AT&T	38,497	1,315,442
Utilities--.4%

NextEra Energy	22,630		1,478,644
Total Common Stocks
(cost $55,860,427)			63,947,008

Other Investment--65.4%
Registered Investment Companies:
ASG Global Alternatives Fund, Cl.
Y	780,248	g	7,841,489
BNY Mellon Emerging Markets Fund,
Cl. M	3,799,782	h	33,742,064
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,035,403	h	24,384,122
BNY Mellon Intermediate Bond Fund,
Cl. M	1,029,527	h	13,558,871
BNY Mellon International Fund, Cl.
M	1,104,005	h	9,218,441
BNY Mellon Mid Cap Stock Fund, Cl.
M	1,565,056	h	17,450,374
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	587,783	h	7,188,585
BNY Mellon Small/Mid Cap Fund, Cl.
M	649,291	h	8,129,127
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	956,880	h	10,860,583
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	324,449	h	4,328,155
Dreyfus Global Real Estate
Securities Fund, Cl. I	1,073,159	h	7,791,136
Dreyfus High Yield Fund, Cl. I	1,861,183	h	11,725,453
Dreyfus Inflation Adjusted
Securities Fund, Institutional
Shares	794,219	h	11,373,222
Dreyfus Institutional Preferred
Plus Money Market Fund	8,327,558	i	8,327,558
Dreyfus Select Managers Small Cap
Growth Fund, Cl. I	417,876	g,h	7,195,825
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	515,929	h	9,209,335
Dreyfus U.S. Equity Fund, Cl. I	1,274,423	h	18,415,412
Dreyfus/Newton International

Equity Fund, Cl. I	274,347h	4,074,060
Global Stock Fund, Cl. I	1,507,851h	20,491,689
Guggenheim Managed Futures
Strategy Fund, Cl. Y	316,430g	7,211,440
TCW Emerging Markets Income Fund,
Cl. I	782,129	6,695,028
Total Other Investment
(cost $247,661,751)		249,211,969

Total Investments (cost $369,482,980)	100.5%	383,118,205
Liabilities, Less Cash and Receivables	(.5%)	(1,808,261)
Net Assets	100.0%	381,309,944

ADR - American Depository Receipts

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities were valued at $1,806,438 or .5% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $14,519,299 and the value of the collateral held by the fund was $14,837,755, consisting of U.S. Government and agency securities.
g	Non-income producing security.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $13,635,225 of which $20,088,861 related to appreciated investment securities and $6,453,636 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	36.6
Mutual Funds: Foreign	26.6
Common Stocks	16.7
U.S. Government & Agencies	10.4
Corporate Bonds	5.8
Money Market Investment	2.2

Municipal Bonds	1.1
Asset/Mortgage-Backed	.7
Exchange Traded Funds	.1
Foreign/Governmental	.3
100.5

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,153,952	-	1,153,952
Commercial Mortgage-Backed	-	1,538,257	-	1,538,257
Corporate Bonds+	-	22,304,933	-	22,304,933
Equity Securities - Domestic+	59,112,570	-	-	59,112,570
Equity Securities - Foreign+	4,557,036	-	-	4,557,036
Foreign Government	-	950,079	-	950,079
Municipal Bonds	-	4,336,086	-	4,336,086
Mutual Funds/Exchange Traded Funds	249,489,371	-	-	249,489,371
U.S. Government Agencies/Mortgage-Backed	-	23,255,249	-	23,255,249
U.S. Treasury	-	16,420,672	-	16,420,672
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--24.5%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.18%, 8/27/12	40,000,000		39,982,600
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 7/5/12	35,000,000		35,000,000
Deutsche Bank AG (Yankee)
0.22%, 6/29/12	40,000,000		40,000,000
Skandinaviska Enskilda Banken (Yankee)
0.47%, 7/26/12	40,000,000	a	40,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.37%, 6/6/12	45,000,000		45,000,000
Westpac Banking Corp.
0.60%, 6/1/12	25,000,000	a,b	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $224,982,600)			224,982,600
Commercial Paper--26.1%
Credit Suisse New York
0.28%, 6/4/12	45,000,000		44,998,950
General Electric Co.
0.13%, 6/1/12	40,000,000		40,000,000
ING (US) Funding LLC
0.38%, 7/27/12	30,000,000		29,982,500
JPMorgan Chase & Co.
0.30%, 8/16/12	45,000,000	a	44,971,500
Mizuho Funding LLC
0.36%, 7/16/12	40,000,000	a	39,982,000
Sumitomo Mitsui Banking Corporation
0.36%, 7/13/12	40,000,000	a	39,983,200
Total Commercial Paper
(cost $239,918,150)			239,918,150
Asset-Backed Commercial Paper--9.3%
Atlantis One Funding Corp.
0.26%, 7/19/12	20,000,000	a	19,993,067
FCAR Owner Trust, Ser. II
0.29%, 6/6/12	25,000,000		24,998,993
Metlife Short Term Funding LLC
0.20%, 8/13/12	40,000,000	a	39,983,778
Total Asset-Backed Commercial Paper
(cost $84,975,838)			84,975,838
Time Deposits--24.5%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.11%, 6/1/12	40,000,000		40,000,000
National Australia Bank (Grand Cayman)
0.14%, 6/1/12	25,000,000		25,000,000
Northern Trust Co. (Grand Cayman)
0.12%, 6/1/12	40,000,000		40,000,000
Royal Bank of Canada (Toronto)

0.11%, 6/1/12	40,000,000	40,000,000
Swedbank (Grand Cayman)
0.17%, 6/1/12	40,000,000	40,000,000
U.S. Bank NA (Grand Cayman)
0.20%, 6/1/12	40,000,000	40,000,000
Total Time Deposits
(cost $225,000,000)		225,000,000
Repurchase Agreements--15.5%
Goldman, Sachs & Co.
0.19%, dated 5/31/12, due 6/1/12 in the amount of
$2,000,011 (fully collateralized by $24,765,825
Government National Mortgage Association, 4.50%, due
2/20/36, value $2,040,000)	2,000,000	2,000,000
RBS Securities, Inc.
0.19%, dated 5/31/12, due 6/1/12 in the amount of
$140,000,739 (fully collateralized by $84,770,000
Federal Home Loan Mortgage Corp., 0.38%, due
11/27/13, value $84,854,875 and $54,955,000 Federal
National Mortgage Association, 2.63%, due 11/20/14,
value $57,949,450)	140,000,000	140,000,000
Total Repurchase Agreements
(cost $142,000,000)		142,000,000
Total Investments (cost $916,876,588)	99.9%	916,876,588
Cash and Receivables (Net)	.1%	775,596
Net Assets	100.0%	917,652,184

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities amounted to $249,913,545 or 27.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	916,876,588
Level 3 - Significant Unobservable Inputs	-
Total	916,876,588

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

May 31, 2012 (Unaudited)

Coupon		Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)		Value ($)
California--2.5%
California Pollution Control
Financing Authority, EIR (Air
Products and Chemicals,
Inc./Wilmington Facility)	0.20	6/1/12	10,500,000	a	10,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.30	6/21/12	20,000,000		20,000,000

Colorado--2.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.20	6/1/12	13,280,000	a	13,280,000
Commerce City Northern
Infrastructure General
Improvement District, GO Notes
(LOC; U.S. Bank NA)	0.20	6/7/12	6,150,000	a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO
Notes, Refunding (LOC; U.S.
Bank NA)	0.20	6/7/12	9,390,000	a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.20	6/7/12	850,000	a	850,000

Connecticut--3.8%
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.21	6/7/12	13,140,000	a	13,140,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.21	6/7/12	12,680,000	a	12,680,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.21	6/7/12	20,935,000	a	20,935,000

District of Columbia--.4%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.32	6/7/12	1,925,000	a	1,925,000
District of Columbia,
Revenue (Howard Road Academy
Public Charter School, Inc.
Issue) (LOC; Bank of America)	0.32	6/7/12	3,100,000	a	3,100,000

Florida--6.7%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland PLC)	0.34	6/1/12	8,655,000	a,b	8,655,000
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	2.00	6/1/12	2,000,000		2,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-594) (University
of North Florida Financing
Corporation, Capital
Improvement Revenue (Housing
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.33	6/7/12	5,200,000 a,c,d		5,200,000
Hillsborough County Industrial
Development Authority, Revenue
(Tampa Metropolitan Area YMCA
Project) (LOC; Bank of America)	0.27	6/7/12	4,050,000	a	4,050,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC; Wells
Fargo Bank)	0.18	6/7/12	18,425,000	a,b	18,425,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC; Wells
Fargo Bank)	0.18	6/7/12	36,725,000	a,b	36,725,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.28	6/7/12	1,155,000	a	1,155,000
Palm Beach County,
Revenue (The Benjamin Private
School, Inc. Project) (LOC;
Northern Trust Company)	0.21	6/7/12	6,225,000	a	6,225,000

Georgia--.6%
Fulton County Development
Authority, Revenue (King's
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.19	6/7/12	7,265,000	a	7,265,000

Illinois--8.5%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.19	6/7/12	14,535,000	a	14,535,000
Chicago Board of Education,
Unlimited Tax GO Notes,
Refunding (Dedicated Revenues)
(LOC; U.S. Bank NA)	0.20	6/1/12	5,955,000	a	5,955,000
Illinois Development Finance
Authority, Revenue (Carmel
High School Project) (LOC;
Bank of America)	0.44	6/7/12	8,500,000	a	8,500,000
Illinois Finance Authority,

Revenue (Franciscan
Communities, Inc. - The
Village at Victory Lakes)
(LOC; Bank of America)	0.43	6/7/12	7,555,000	a,b	7,555,000
Illinois Finance Authority,
Revenue (Gift of Hope Organ
and Tissue Donor Network
Project) (LOC; JPMorgan Chase
Bank)	0.20	6/7/12	6,680,000	a,b	6,680,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; Bank of
America)	0.44	6/7/12	13,750,000	a	13,750,000
Illinois Finance Authority,
Revenue (Merit School of Music
Project) (LOC; Bank of America)	0.50	6/7/12	1,500,000	a	1,500,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
UBS AG)	0.22	6/7/12	12,900,000	a,b	12,900,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
UBS AG)	0.22	6/7/12	28,810,000	a,b	28,810,000
Illinois Health Facilities
Authority, Revenue, Refunding
(Franciscan Eldercare and
Community Services -
Franciscan Village) (LOC; Bank
of America)	0.45	6/7/12	4,050,000	a,b	4,050,000

Indiana--3.7%
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	4,500,000		4,523,776
Indiana Finance Authority,
EDR (Campagna Academy, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.29	6/7/12	3,775,000	a	3,775,000
Indiana Health Facility Financing
Authority, HR (Deaconess
Hospital Obligated Group)
(LOC; JPMorgan Chase Bank)	0.27	6/7/12	21,990,000	a,b	21,990,000
Indiana Health Facility Financing
Authority, Revenue (Franciscan
Eldercare Services, Inc., -
University Place Project)
(LOC; Bank of America)	0.43	6/7/12	14,690,000	a,b	14,690,000

Iowa--3.3%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.22	6/1/12	22,200,000	a,b	22,200,000
Iowa Finance Authority,
Educational Facilities Revenue
(Holy Family Catholic Schools
Project) (LOC; Wells Fargo
Bank)	0.23	6/1/12	5,000,000	a	5,000,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.

Bank NA)	0.22	6/1/12	13,160,000	a	13,160,000

Maryland--3.2%
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.29	6/7/12	12,325,000	a	12,325,000
Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland BioPark 3, LLC
Facility) (LOC; M&T Trust)	0.23	6/7/12	10,000,000	a	10,000,000
Montgomery County
EDR (George Meany Center for
Labor Studies - The National
Labor College Facility) (LOC;
Bank of America)	0.30	6/7/12	16,995,000	a	16,995,000

Massachusetts--2.4%
Massachusetts Development Finance
Agency, Revenue (Thayer
Academy Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
TD Bank)	0.55	6/7/12	28,285,000	a	28,285,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Pool Loan
Program Issue) (LOC; TD Bank)	0.21	6/1/12	1,395,000	a	1,395,000

Michigan--5.3%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.19	6/7/12	8,045,000	a	8,045,000
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue (LOC;
Citibank NA)	0.20	6/7/12	39,000,000	a	39,000,000
Michigan Higher Education
Facilities Authority, LOR
(Adrian College Project) (LOC;
Comerica Bank)	0.23	6/7/12	12,230,000	a	12,230,000
Michigan Strategic Fund,
LOR (MANS, LLC Project) (LOC;
Comerica Bank)	0.23	6/7/12	5,770,000	a	5,770,000

Missouri--1.9%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Drury College) (LOC; PNC Bank
NA)	0.22	6/1/12	19,200,000	a	19,200,000
Missouri Health and Educational
Facilities Authority, Revenue
(Kansas City Art Institute)
(LOC; TD Bank)	0.23	6/1/12	4,500,000	a	4,500,000

Nebraska--.0%
Lancaster County Hospital
Authority Number 1, HR,

Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.19	6/7/12	285,000	a,b	285,000

New Hampshire--7.3%
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank
NA)	0.20	6/1/12	2,200,000	a,b	2,200,000
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.20	6/1/12	12,345,000	a,b	12,345,000
New Hampshire Business Finance
Authority, Revenue (Monadnock
Community Hospital Issue)
(LOC; TD Bank)	0.20	6/1/12	15,235,000	a,b	15,235,000
New Hampshire Health and
Education Facilities
Authority, Revenue (University
System of New Hampshire Issue)	0.23	6/1/12	15,300,000	a	15,300,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.20	6/1/12	29,000,000	a	29,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.20	6/1/12	10,275,000	a	10,275,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Wentworth-Douglass Hospital
Issue) (LOC; TD Bank)	0.22	6/1/12	4,900,000	a,b	4,900,000

New Jersey--5.7%
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.21	6/7/12	1,500,000	a	1,500,000
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	4,000,000		4,001,278
East Brunswick Township,
GO Notes, BAN	2.00	1/4/13	12,777,000		12,864,825
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	5,000,000		5,008,982
Livingston Township Board of
Education, GO Notes, GAN	1.50	9/27/12	6,250,000		6,264,992
New Jersey Economic Development
Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc.
Project) (LOC; Citibank NA)	0.23	6/7/12	11,000,000	a	11,000,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.20	6/1/12	3,100,000	a	3,100,000
Paterson,
GO Notes, BAN	1.50	6/6/13	7,000,000		7,017,220
Rahway,
GO Notes, BAN	1.00	10/3/12	7,000,000		7,004,685
West Milford Township,
GO Notes, BAN	1.00	10/5/12	2,000,000		2,001,703

Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	10,500,000		10,535,671

New Mexico--.8%
Alamogordo,
Hospital Improvement Revenue,
Refunding (Gerald Champion
Regional Medical Center
Project) (LOC; Bank of America)	0.25	6/7/12	10,000,000	a,b	10,000,000

New York--5.2%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.23	6/7/12	1,000,000	a	1,000,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.23	6/7/12	12,200,000	a	12,200,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.23	6/7/12	8,435,000	a	8,435,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.23	6/7/12	21,015,000	a	21,015,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.24	6/7/12	3,700,000	a	3,700,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.24	6/7/12	7,800,000	a	7,800,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.23	6/7/12	3,920,000	a	3,920,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.30	6/7/12	6,300,000	a	6,300,000

North Carolina--.6%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.19	6/7/12	7,125,000	a	7,125,000

Ohio--1.2%
Akron,
GO Notes, BAN (Various Purpose)	1.13	11/15/12	4,650,000		4,661,051
Cuyahoga County,
Health Care Facilities Revenue
(Franciscan Communities, Inc.
- Mount Alverna Project) (LOC;
Bank of America)	0.43	6/7/12	10,205,000	a,b	10,205,000

Pennsylvania--10.3%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.19	6/7/12	13,740,000	a,b	13,740,000
Allegheny County,
GO Notes, TRAN	1.50	7/16/12	40,000,000		40,063,364
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	18,300,000		18,340,220
Allegheny County Industrial
Development Authority, Revenue
(The Watson Institute
Friendship Academy Project)
(LOC; PNC Bank NA)	0.18	6/7/12	3,750,000	a	3,750,000
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.23	6/1/12	3,000,000	a,b	3,000,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.40	6/7/12	32,225,000	a	32,225,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.40	6/7/12	14,100,000	a	14,100,000

Rhode Island--.7%
Rhode Island State and Providence
Plantations, GO Notes, TAN	2.00	6/29/12	9,000,000		9,011,678

South Dakota--1.2%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.22	6/1/12	15,000,000	a,b	15,000,000

Tennessee--2.1%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.19	6/7/12	5,450,000	a	5,450,000
Chattanooga Health Educational and
Housing Facility Board,
Revenue (Southern Adventist
University Project) (LOC; Bank
of America)	0.27	6/7/12	1,885,000	a	1,885,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (The Hutchison School
Project) (LOC; Bank of America)	0.28	6/7/12	18,320,000	a	18,320,000

Texas--9.1%
Harris County Cultural Education

Facilities Finance
Corporation, Revenue (Young
Men's Christian Association of
the Greater Houston Area)
(LOC; JPMorgan Chase Bank)	0.20	6/1/12	95,000	a	95,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility; Wells Fargo Bank)	0.20	6/1/12	28,700,000	a,b	28,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	3,000,000		3,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	28,900,000		28,900,000
JPMorgan Chase Putters/Drivers
Trust (Series 3953) (Texas,
TRAN) (Liquidity Facility;
JPMorgan Chase Bank)	0.20	6/1/12	49,400,000 a,c,d		49,400,000

Utah--1.8%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; Northern
Trust Company)	0.20	6/1/12	19,020,000	a,b	19,020,000
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.23	6/7/12	3,125,000	a	3,125,000

Virginia--3.3%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.19	6/7/12	9,875,000	a	9,875,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wells Fargo Bank)	0.23	6/1/12	15,915,000	a	15,915,000
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Wells
Fargo Bank)	0.23	6/1/12	14,940,000	a	14,940,000

Wisconsin--4.8%
Public Finance Authority,
Continuing Care Retirement
Community Revenue (The
Glenridge on Palmer Ranch,
Inc. Project) (LOC; Bank of
Scotland PLC)	0.34	6/1/12	100,000	a,b	100,000
Public Finance Authority,
Continuing Care Retirement

Community Revenue (The
Glenridge on Palmer Ranch,
Inc. Project) (LOC; Bank of
Scotland PLC)	0.34	6/1/12	20,200,000	a,b	20,200,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.23	6/1/12	9,500,000	a,b	9,500,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Cedar Crest, Inc.) (LOC; Bank
of Montreal)	0.18	6/7/12	7,120,000	a,b	7,120,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	0.22	6/1/12	1,985,000	a	1,985,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Meriter Hospital, Inc.) (LOC;
U.S. Bank NA)	0.22	6/1/12	12,365,000	a,b	12,365,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Meriter Hospital, Inc.) (LOC;
U.S. Bank NA)	0.22	6/1/12	7,800,000	a,b	7,800,000

U.S. Related--.7%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.21	6/7/12	9,000,000 a,c,d		9,000,000

Total Investments (cost $1,221,094,445)			99.5%		1,221,094,445
Cash and Receivables (Net)			.5%		5,887,636
Net Assets			100.0%		1,226,982,081

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2012, the fund had $374,395,000 or 30.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities amounted to $63,600,000 or 5.2% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,221,094,445
Level 3 - Significant Unobservable Inputs	-
Total	1,221,094,445

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ David K. Mossman
David K. Mossman President
Date:	7/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David K. Mossman
David K. Mossman President
Date:	7/23/2012

By: /s/ James Windels
James Windels Treasurer
Date:	7/23/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)